UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07142

HIGHLAND FUNDS II

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Item 1.	Reports to Stockholders.

A copy of the Semi-Annual Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is attached herewith.

Highland Funds II

Highland Global Allocation Fund

Highland Premier Growth Equity Fund

Highland Small-Cap Equity Fund

Highland Total Return Fund

Highland Tax-Exempt Fund

Highland Fixed Income Fund

Semi-Annual Report

March 31, 2017

Highland Funds II

Highland Global Allocation Fund

Highland Premier Growth Equity Fund

Highland Small-Cap Equity Fund

Highland Total Return Fund

Highland Tax-Exempt Fund

Highland Fixed Income Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland Global Allocation Fund

Objective

Highland Global Allocation Fund seeks to provide long-term growth of capital and future income. (Future income means the ability to pay dividends in the future.)

Net Assets as of March 31, 2017

$855.5 Million

Portfolio Data as of March 31, 2017

The information below provides a snapshot of Highland Global Allocation Fund at the end of the reporting period. Highland Global Allocation Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Sector Classifications as of 03/31/2017 (%)(1)
Non-U.S. Equity	27.7
Non-U.S. Master Limited Partnerships	22.5
U.S. Equity	21.3
Non-U.S. Asset-Backed Securities	15.2
Non-U.S. Senior Loans	9.2
U.S. Senior Loans	7.7
Non-U.S. Government Bonds	5.3
Non-U.S. Investment Companies	2.1
Non-U.S. Corporate Bonds & Notes	1.7
U.S. Rights	1.3
U.S. Corporate Bonds & Notes	1.0
Non-U.S. Purchased Call Options	1.0
U.S. Purchased Put Options	0.3
U.S. Purchased Call Options	0.1
Non-U.S. Purchased Put Options	0.1
Non-U.S. Warrants	0.0	†
U.S. Registered Investment Companies	0.0	†
U.S. Exchange-Traded Funds	(0.4)
Other Investments and Assets & Liabilities(2)	(16.1)

Top 10 Holdings as of 03/31/2017 (%)(1)(3)
Vistra Energy Corp. (Non-U.S. Equity)	15.1
TerreStar Corporation (U.S. Equity)	11.3
TerreStar Corporation 5.50%, 02/27/20 (U.S. Senior Loans)	5.2
Argentine Republic Government International Bond 2.50%, 12/31/38 (Non-U.S. Government Bonds)	4.6
Westchester CLO, Ltd. 1.88%, 08/01/22 (Non-U.S. Asset-Backed Securities)	3.7
Twitter, Inc. (U.S. Equity)	3.2
K12, Inc. (U.S. Equity)	3.2
Independence Realty Trust, Inc. (U.S. Equity)	2.8
Targa Resources Corp. (Non-U.S. Master Limited Partnerships)	2.6
Fieldwood Energy LLC 8.38%, 09/30/20 (Non-U.S. Senior Loans)	2.5

(1)	Asset classifications and holdings are calculated as a percentage of total net assets and net of long and short positions.

(2)	Includes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $193,652.

(3)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending and cash equivalent investments.

(†)	Less than 0.05%.

Semi-Annual Report	1

FUND PROFILE (unaudited)

Highland Premier Growth Equity Fund

Objective

Highland Premier Growth Equity Fund seeks long-term growth of capital and future income rather than current income.

Net Assets as of March 31, 2017

$152.7 million

Portfolio Data as of March 31, 2017

The information below provides a snapshot of Highland Premier Growth Equity Fund at the end of the reporting period. Highland Premier Growth Equity Fund is actively managed and the composition of its potfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2017 (%)(1)
Software & Services	22.2
Diversified Financials	15.3
Media	12.5
Pharmaceuticals, Biotechnology & Life Sciences	8.9
Retailing	7.1
Food, Beverage & Tobacco	5.6
Other Investments and Assets & Liabilities(2)	4.6
Energy	3.9
Technology Hardware & Equipment	3.8
Real Estate	3.7
Capital Goods	3.5
Healthcare Equipment & Services	2.6
Registered Investment Companies	2.4
Utilities	2.1
Materials	1.8

Top 10 Holdings as of 03/31/2017 (%)(1)(3)
Visa, Inc. (Common Stocks)	6.6
Amazon.com, Inc. (Common Stocks)	5.8
Comcast Corp. (Common Stocks)	5.5
Alphabet, Inc., Class C (Common Stocks)	4.3
Facebook, Inc. (Common Stocks)	4.2
Sirius XM Holdings, Inc. (Common Stocks)	4.0
Charles Schwab Corp. (The) (Common Stocks)	4.0
CME Group, Inc. (Common Stocks)	3.9
S&P Global, Inc. (Common Stocks)	3.9
Apple, Inc. (Common Stocks)	3.8

(1)	Industries and holdings are calculated as a percentage of total net assets.

(2)	Includes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $11,363,421.

(3)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending and cash equivalent investments.

2	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Small-Cap Equity Fund

Objective

Highland Small-Cap Equity Fund seeks long-term growth of capital.

Net Assets as of March 31, 2017

$61.3 million

Portfolio Data as of March 31, 2017

The information below provides a snapshot of Highland Small-Cap Equity Fund at the end of the reporting period. Highland Small-Cap Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2017 (%)(1)
Pharmaceuticals, Biotechnology & Life Sciences	18.3
Real Estate	14.6
Energy	12.9
Healthcare Equipment & Services	9.2
Consumer Services	7.9
Retailing	6.6
Utilities	6.6
Software & Services	3.9
Other Investments and Assets and Liabilities(2)	3.6
Consumer Durables & Apparel	2.8
Diversified Financials	2.7
Materials	2.5
Banks	1.9
Capital Goods	1.5
Commercial & Professional Services	1.5
Technology Hardware & Equipment	1.2
Food & Staples Retailing	1.0
Semiconductors & Semiconductor Equipment	0.8
Transportation	0.5

Top 10 Holdings as of 03/31/2017 (%)(1)(3)
Jernigan Capital, Inc. (Common Stocks)	5.8
Weight Watchers International, Inc. (Common Stocks)	5.0
Independence Realty Trust, Inc. (Common Stocks)	4.3
Finish Line, Inc. (The) (Common Stocks)	4.2
Vistra Energy Corp. (Common Stocks)	3.7
Patterson Cos., Inc. (Common Stocks)	3.6
Portola Pharmaceuticals, Inc. (Common Stocks)	3.3
PRA Health Sciences, Inc. (Common Stocks)	3.2
Ultragenyx Pharmaceutical, Inc. (Common Stocks)	2.7
Molina Healthcare, Inc. (Common Stocks)	2.3

(1)	Industries and holdings are calculated as a percentage of total net assets.

(2)	Includes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $4,375,389.

(3)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities.

Semi-Annual Report	3

FUND PROFILE (unaudited)

Highland Total Return Fund

Objective

Highland Total Return Fund seeks maximum total return, which includes both income and capital appreciation.

Net Assets as of March 31, 2017

$73.5 million

Portfolio Data as of March 31, 2017

The information below provides a snapshot of Highland Total Return Fund at the end of the reporting period. Highland Total Return Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/2017 (%)(1)(2)
AAA	29.0
AA	37.8
A	11.3
BBB	11.3
BB	3.7
B	1.8
C	3.0
Not Rated	2.1

Sector Classifications as of 03/31/2017 (%)(1)
Common Stocks	58.0
Other Investments and Assets & Liabilities(3)	23.0
Preferred Stocks	6.2
Registered Investment Companies	4.8
Agency Mortgage-Backed Securities	2.6
Corporate Bonds & Notes	2.5
U.S. Treasuries	2.0
Foreign Corporate Bonds & Notes	0.5
Non-Agency Collateralized Mortgage-Backed Securities	0.4
Agency Collateralized Mortgage Obligations	0.0	†
Asset-Backed Securities	0.0	†

Top 10 Holdings as of 03/31/2017 (%)(1)(2)
PICO Holdings, Inc. (Common Stocks)	11.2
Level 3 Communications, Inc. (Common Stocks)	5.0
Lions Gate Entertainment Corp. (Common Stocks)	4.2
Allergan PLC (Common Stocks)	3.9
Live Nation Entertainment, Inc. (Common Stocks)	3.5
Teva Pharmaceutical Industries, Ltd. (Preferred Stocks)	3.1
Gilead Sciences, Inc. (Common Stocks)	2.7
Liberty Global PLC (Common Stocks)	2.1
Alphabet, Inc., Class C (Common Stocks)	2.1
Vivendi SA (Common Stocks)	2.1

(1)

Quality is calculated as a percentage of total bonds and notes. Sectors and holdings are calculated as a percentage of total assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund’s investment adviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral. Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not the Fund itself. Quality ratings are subject to change.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending and cash equivalent investments.

(3)	Includes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $1,983,581 and cash equivalent investments in the amount of $19,562,132.

†	Less than 0.05%.

4	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Tax-Exempt Fund

Objective

Highland Tax-Exempt Fund seeks as high a level of income exempt from federal income taxation as is consistent with the preservation of capital.

Net Assets as of March 31, 2017

$13.5 million

Portfolio Data as of March 31, 2017

The information below provides a snapshot of Highland Tax-Exempt Fund at the end of the reporting period. Highland Tax-Exempt Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/2017 (%)(1)(2)
AAA	6.6
AA	37.4
A	36.2
BBB	12.6
Not Rated	7.2

Sector Classifications as of 03/31/2017 (%)(1)
Municipal Bonds & Notes	96.5
Cash Equivalents	2.8
Other Investments and Assets & Liabilities(3)	0.7

Top 10 Holdings as of 03/31/2017 (%)(1)(2)
Los Angeles County Public Works Financing Authority 5.00%, 12/01/27 (Municipal Bonds & Notes)	4.4
Regional Transportation District, CO 5.00%, 11/01/27 (Municipal Bonds & Notes)	4.3
District of Columbia 5.00%, 04/01/30 (Municipal Bonds & Notes)	4.2
Golden State Tobacco Securitization Corp. 5.00%, 06/01/29 (Municipal Bonds & Notes)	4.2
Town of Fairfield, CT 5.00%, 01/01/21 (Municipal Bonds & Notes)	4.2
Alaska Housing Finance Corp. 5.00%, 12/01/27 (Municipal Bonds & Notes)	4.2
Great Lakes Water Authority Water Supply System 5.00%, 07/01/29 (Municipal Bonds & Notes)	4.2
Carol Stream Park District 5.00%, 01/01/32 (Municipal Bonds & Notes)	4.2
State of Hawaii Airports System 5.25%, 07/01/24 (Municipal Bonds & Notes)	4.1
Central Texas Turnpike System 5.00%, 08/15/31 (Municipal Bonds & Notes)	4.1

(1)

Quality is calculated as a percentage of total bonds & notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality Ratings are subject to change. A portion of the Tax-Exempt Fund’s income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

(2)	Excludes the Fund’s cash equivalent investments.

(3)	Includes the Fund’s cash equivalent investments in the amount of $384,780

Semi-Annual Report	5

FUND PROFILE (unaudited)

Highland Fixed Income Fund

Objective

Highland Fixed Income Fund seeks maximum income consistent with prudent investment management and the preservation of capital.

Net Assets as of March 31, 2017

$137.2 million

Portfolio Data as of March 31, 2017

The information below provides a snapshot of Highland Fixed Income Fund at the end of the reporting period. Highland Fixed Income Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/2017 (%)(1)
AAA	1.2
AA	34.2
A	10.1
BBB	33.2
BB	5.6
B	1.1
CCC	0.7
CC	0.1
Not Rated	13.8

Sector Classifications as of 03/31/2017 (%)(1)
Corporate Bonds & Notes	35.8
Agency Mortgage-Backed Securities	12.6
Municipal Bonds & Notes	10.2
Other Investments and Assets & Liabilities(3)	9.3
U.S. Government Agencies	6.9
Registered Investment Companies	6.3
Foreign Corporate Bonds & Notes	5.2
U.S. Treasuries	3.2
Preferred Stocks	2.9
Asset-Backed Securities	2.5
Non-Agency Collateralized Mortgage-Backed Securities	2.2
Common Stocks	2.1
Sovereign Bonds	0.7
Agency Collateralized Mortgage Obligations	0.1

Top 10 Holdings as of 03/31/2017 (%)(1)(2)
Federal National Mortgage Assoc. 4.50%, 09/01/40 (Agency Mortgage-Backed Securities)	1.5
Federal Home Loan Bank 1.00%, 10/28/22 (U.S. Government Agencies)	1.5
Federal National Mortgage Assoc. 1.38%, 10/29/20 (U.S. Government Agencies)	1.5
Government National Mortgage Assoc. 3.50%, 05/20/43 (Agency Mortgage-Backed Securities)	1.3
Federal National Mortgage Assoc. 3.00%, 06/01/43 (Agency Mortgage-Backed Securities)	1.3
Federal National Mortgage Assoc. 3.00%, 05/01/43 (Agency Mortgage-Backed Securities)	1.2
PIMCO Dynamic Credit & Mortgage Income Fund (Registered Investment Companies)	1.2
Government National Mortgage Assoc. 4.00%, 01/20/41 (Agency Mortgage-Backed Securities)	1.1
Indiana Development Finance Authority 1.05%, 12/01/38 (Municipal Bonds & Notes)	1.1
Federal National Mortgage Assoc. 1.00%, 06/30/21 (U.S. Government Agencies)	1.1

(1)

Quality is calculated as a percentage of total bonds & notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality Ratings are subject to change.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending and cash equivalent investments.

(3)	Includes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $3,385,218 and cash equivalent investments in the amount of $12,790,989.

6	Semi-Annual Report

FINANCIAL STATEMENTS

March 31, 2017

A guide to understanding each Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and noninvestment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by each Fund and the expenses incurred by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

Semi-Annual Report	7

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2017	Highland Global Allocation Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (a) - 7.7%

CHEMICALS - 0.1%
1,102,216	Vertellus Holdings LLC Second Lien Term Loan 13.00%, 10/31/2021	997,505

MANUFACTURING - 0.2%
2,000,000	VC GB Holdings, Inc. Second Lien Term Loan 9.00%, 02/28/2025	1,975,000

TELECOMMUNICATIONS - 7.1%
	Avaya, Inc.
4,676,129	Term Loan 8.50%, 01/24/2018	4,820,949
14,274,583	Term Loan B-7 (b)(g)	11,422,450
44,235,026	TerreStar Corporation Term Loan A 5.50%, 02/27/2020 (c)(d)	44,102,321

		60,345,720

UTILITIES - 0.3%
1,000,000	Granite Acquisition, Inc. Second Lien Term Loan B 8.40%, 12/19/2022	991,250
471,039,553	Texas Competitive Electric Holdings Co., LLC Non Extended Escrow Loan (e)	1,766,398

		2,757,648

	Total U.S. Senior Loans (Cost $78,050,070)	66,075,873

Non-U.S. Senior Loans (a)(f) - 9.2%

CONSUMER PRODUCTS - 0.2%
2,132,081	Laureate Education, Inc. Extended Term Loan 8.51%, 03/17/2021	2,153,668

ENERGY - 5.3%
9,298,109	Azure Midstream Energy LLC Term Loan B 7.50%, 11/15/2018	8,887,458
250,000	Drillships Financing Holding, Inc. Tranche B-1 Term Loan (b)(g)	179,750
	Fieldwood Energy LLC
24,743,431	First Lien Last Out Term Loan 8.38%, 09/30/2020 (b)	21,526,785
8,331,486	Second Lien Term Loan 8.38%, 09/30/2020 (b)	6,061,156
12,465,892	Seadrill Partners Finco LLC Term Loan B 4.15%, 02/21/2021 (b)	8,510,527

		45,165,676

HEALTHCARE (c) - 0.6%
5,206,476	HLS Therapeutics, Inc. Term Loan 10.19%, 08/03/2021	5,190,856

INFORMATION TECHNOLOGY - 0.6%
7,000,000	Evergreen Skills Lux S.a.r.l. Second Lien Term Loan 9.25%, 04/28/2022	4,891,250

Principal Amount ($)		Value ($)

MANUFACTURING - 0.2%
360,073	Doncasters U.S. Finance LLC Second Lien Term Loan 9.50%, 10/09/2020	349,570
1,481,481	WireCo WorldGroup, Inc. Second Lien Term Loan 10.00%, 09/30/2024	1,497,222

		1,846,792

MEDIA & TELECOMMUNICATIONS (b) - 0.2%
1,928,571	iHeartCommunications, Inc. Tranche D Term Loan 7.73%, 01/30/2019	1,663,788

METALS & MINERALS (b) - 0.1%
1,162,791	Peabody Energy Corporation Exit Term Loan 5.50%, 01/30/2022	1,164,826

RETAIL - 0.8%
1,127,953	Toys ‘R’ Us Property Co. I LLC New Term Loan B 6.00%, 08/21/2019	1,085,655
7,457,169	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 9.80%, 04/24/2020 (b)	5,984,378

		7,070,033

SERVICE (b) - 1.2%
10,623,432	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.07%, 04/02/2020	9,924,835

	Total Non-U.S. Senior Loans (Cost $75,539,409)	79,071,724

Non-U.S. Asset-Backed Securities (f)(h) - 15.2%
1,500,000	Acis CLO, Ltd. Series 2014-5A, Class E1 7.55%, 11/01/2026 (i)(j)	1,415,625
6,000,000	Series 2014-3A, Class D 4.15%, 02/01/2026 (i)(j)	5,632,920
4,000,000	Series 2014-3A, Class E 5.78%, 02/01/2026 (i)(j)	3,478,600
4,000,000	Series 2014-4A, Class F 6.18%, 05/01/2026 (i)(j)	3,052,240
8,430,000	Series 2014-4A, Class D 4.13%, 05/01/2026 (i)(j)	8,049,828
12,000,000	Series 2014-5A, Class D 5.37%, 11/01/2026 (i)(j)	11,863,200
1,075,000	AIMCO CLO Series 2015-AA, Class F 9.52%, 01/15/2028 (i)	1,091,125
1,415,000	Babson CLO, Ltd. Series 2014-IA, Class E 6.68%, 07/20/2025 (i)	1,277,997
1,000,000	Carlyle Global Market Strategies CLO, Ltd. Series 2014-3A, Class E 7.09%, 07/27/2026 (i)	957,500

8	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Global Allocation Fund

Principal Amount ($)		Value ($)

Non-U.S. Asset-Backed Securities (continued)
1,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 5.77%, 04/13/2025 (i)	940,580
1,500,000	CIFC Funding III, Ltd. Series 2015-3A, Class F 7.93%, 10/19/2027 (i)	1,425,000
1,000,000	CIFC Funding IV, Ltd. Series 2014-4A, Class F 6.62%, 10/17/2026 (i)	874,400
6,567,792	Eastland CLO, Ltd. Series 2007-1A, Class D 4.63%, 05/01/2022 (i)(j)	6,040,770
3,500,000	Figueroa CLO, Ltd. Series 2014-1A, Class E 6.72%, 01/15/2027 (i)	3,473,750
1,500,000	Series 2014-1A, Class F 7.52%, 01/15/2027 (i)	1,312,320
500,000	Flagship CLO VIII, Ltd. Series 2014-8A, Class E 6.22%, 01/16/2026 (i)	462,500
2,000,000	Series 2014-8A, Class F 6.87%, 01/16/2026 (i)	1,720,000
7,200,000	Grayson CLO, Ltd. Series 2006-1A, Class C 2.58%, 11/01/2021 (i)(j)	6,497,755
1,073,810	Highland Park CDO, Ltd. Series 2006-1A, Class A2 1.45%, 11/25/2051 (i)(j)	1,020,120
6,000,000	KVK CLO, Ltd. Series 2015-1A, Class E 6.80%, 05/20/2027 (i)	5,820,000
1,500,000	Magnetite XIV, Ltd. Series 2015-14A, Class F 7.52%, 07/18/2028 (i)	1,425,000
1,500,000	Mountain Hawk II CLO, Ltd. Series 2013-2A, Class E 5.83%, 07/22/2024 (i)	1,234,500
1,000,000	Series 2013-2A, Class D 4.18%, 07/22/2024 (i)	925,000
2,000,000	Mountain View CLO X, Ltd. Series 2015-10A, Class F 7.37%, 10/13/2027 (i)	1,766,860
466,370	Pamco Cayman, Ltd. Series 1997-1A, Class B 7.91%, 08/06/2013 (c)(j)	244,238
2,000,000	Saranac CLO III, Ltd. Series 2014-3A, Class E 6.31%, 06/22/2025 (i)	1,795,000
1,800,000	Silver Spring CLO, Ltd. Series 2014-1A, Class F 6.22%, 10/15/2026 (i)	1,312,236
3,774,031	Stratford CLO, Ltd. Series 2007-1A, Class E 5.03%, 11/01/2021 (i)(j)	3,730,629
500,000	TICP CLO III, Ltd. Series 2014-3A, Class E1 6.58%, 01/20/2027 (i)	476,250
1,000,000	Vibrant CLO II, Ltd. Series 2013-2A, Class E 6.54%, 07/24/2024 (i)	920,000

Principal Amount ($)		Value ($)
3,750,000	Westchester CLO, Ltd. Series 2007-1A, Class D 3.38%, 08/01/2022 (i)(j)	3,486,113
32,673,000	Series 2007-1A, Class C 1.88%, 08/01/2022 (i)(j)	31,409,453
13,357,345	Series 2007-1A, Class E 5.33%, 08/01/2022 (i)(j)	12,816,439
700,000	Zais CLO, Ltd. Series 2014-2A, Class E 7.54%, 07/25/2026 (i)	651,210
1,500,000	Ziggurat CLO I, Ltd. Series 2014-1A, Class F 7.02%, 10/17/2026 (i)	1,347,450

	Total Non-U.S. Asset-Backed Securities (Cost $126,633,459)	129,946,608

U.S. Corporate Bonds & Notes - 1.7%

AUTOMOBILES & COMPONENTS (g) - 0.8%
75,000,000	DPH Holdings Corp.	3,675,000
25,000,000	DPH Holdings Corp.	1,225,000
30,000,000	DPH Holdings Corp.	1,470,000

		6,370,000

CHEMICALS (k) - 0.6%
5,396,500	Momentive Performance Materials, Inc. 4.69%, 04/24/2022	4,951,289

COMMERCIAL & PROFESSIONAL SERVICES (h)(k) - 0.0%
375,000	Team Health Holdings, Inc. 6.38%, 02/01/2025	368,437

TELECOMMUNICATION SERVICES (g)(h) - 0.2%
9,500,000	Avaya, Inc.	1,615,000

UTILITIES (e) - 0.1%
75,094,000	Texas Competitive Electric Holdings Co., LLC	356,696
9,346,000	Texas Competitive Electric Holdings Co., LLC	44,394
25,000,000	Texas Competitive Electric Holdings Co., LLC	162,500
51,140,000	Texas Competitive Electric Holdings Co., LLC	242,915
3,000,000	Texas Competitive Electric Holdings Co., LLC	37,500

		844,005

	Total U.S. Corporate Bonds & Notes (Cost $19,073,615)	14,148,731

Non-U.S. Corporate Bonds & Notes (f) - 2.3%

BROADCASTING (l) - 0.6%
15,895,792	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021	5,404,569

ENERGY (h) - 0.5%
290	American Energy-Permian Basin LLC 7.38%, 11/01/2021	237
37,083,000	Ocean Rig UDW, Inc. (g)	4,635,375

		4,635,612

See accompanying Notes to Financial Statements.	9

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Global Allocation Fund

Principal Amount ($)		Value ($)

Non-U.S. Corporate Bonds & Notes (continued)

TELECOMMUNICATION SERVICES (k) - 0.3%
2,745,000	Intelsat Jackson Holdings SA 7.25%, 10/15/2020	2,515,106

UTILITIES (k) - 0.9%
6,000,000	GenOn Energy, Inc. 7.88%, 06/15/2017	4,185,000
3,000,000	Pampa Energia SA 7.50%, 01/24/2027 (h)	3,042,000

		7,227,000

	Total Non-U.S. Corporate Bonds & Notes (Cost $52,518,112)	19,782,287

Non-U.S. Government Bonds (f) - 5.3%
	Argentine Republic Government International Bond
62,500,000	2.50%, 12/31/2038 (m)	39,531,250
3,000,000	7.50%, 04/22/2026 (h)	3,196,500
2,103,215	8.28%, 12/31/2033	2,218,894

	Total Non-U.S. Government Bonds (Cost $35,547,891)	44,946,644

Shares

U.S. Equity - 28.2%

AUTOMOBILES & COMPONENTS (l)(n) - 0.0%
1,000	Tesla, Inc.	278,300

BANKS - 0.1%
6,000	Heartland Financial USA, Inc.	299,700
10,000	Umpqua Holdings Corp.	177,400

		477,100

CAPITAL GOODS - 0.1%
8,500	Johnson Controls International PLC	358,020
1,500	Raytheon Co.	228,750
7,500	Xylem, Inc.	376,650

		963,420

CHEMICALS - 0.9%
730,484	MPM Holdings, Inc. (k)(n)	6,939,598
881,773	Vertellus Specialties, Inc.	991,995

		7,931,593

CONSUMER SERVICES - 3.2%
1,429,709	K12, Inc. (k)(n)	27,378,927
2,500	Marriott International, Inc., Class A	235,450

		27,614,377

ENERGY (k)(n) - 0.5%
37,672	Arch Coal, Inc., Class A	2,597,108
127,500	ProPetro Holding Corp.	1,643,475

		4,240,583

FOOD & STAPLES RETAILING - 0.1%
10,000	Sysco Corp.	519,200

Shares		Value ($)

FOOD, BEVERAGE & TOBACCO - 0.1%
5,000	Kraft Heinz Co. (The)	454,050

HEALTHCARE EQUIPMENT & SERVICES - 2.7%
61,625	Brookdale Senior Living, Inc. (k)(n)	827,624
1,000	Humana, Inc.	206,140
466,000	Patterson Cos., Inc. (k)	21,077,180
173,612	Quorum Health Corp. (k)(n)	944,449

		23,055,393

INSURANCE (k) - 0.3%
56,585	FNF Group	2,203,420

MATERIALS - 0.2%
235,000	Cliffs Natural Resources, Inc. (k)(n)	1,929,350
500	Sherwin-Williams Co. (The)	155,095

		2,084,445

MEDIA (k)(n) - 0.0%
196,250	Cumulus Media, Inc., Class A	62,957

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (n) - 1.5%
2,000	Celgene Corp.	248,860
349,999	Collegium Pharmaceutical, Inc. (k)	3,520,990
319,281	Heron Therapeutics, Inc. (k)(l)	4,789,215
447,885	Minerva Neurosciences, Inc. (k)	3,627,868
15,000	Ultragenyx Pharmaceutical, Inc. (k)	1,016,700

		13,203,633

REAL ESTATE (k) - 3.9%
2,538,536	Independence Realty Trust, Inc., REIT	23,786,082
101,918	Jernigan Capital, Inc., REIT	2,348,191
2,219,361	RAIT Financial Trust, REIT	7,101,955

		33,236,228

RETAILING - 0.0%
2,000	Foot Locker, Inc.	149,620

SOFTWARE & SERVICES (n) - 3.3%
10,000	PayPal Holdings, Inc.	430,200
10,000	Teradata Corp.	311,200
1,843,000	Twitter, Inc. (k)	27,552,850

		28,294,250

TELECOMMUNICATION SERVICES (c)(d)(o) - 11.3%
306,550	TerreStar Corporation	96,526,464

UTILITIES - 0.0%
5,500	Ormat Technologies, Inc.	313,940

	Total U.S. Equity (Cost $256,938,551)	241,608,973

Non-U.S. Equity (f) - 29.9%

BANKS (k) - 1.0%
30,300	Banco Macro SA ADR	2,627,010
349,750	Grupo Supervielle SA ADR (n)	5,945,750

		8,572,760

CAPITAL GOODS - 0.6%
36,000	Siemens AG	4,943,886

10	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Global Allocation Fund

Shares		Value ($)

Non-U.S. Equity (continued)

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
41,000	Recruit Holdings Co., Ltd.	2,089,922

CONSUMER DURABLES & APPAREL - 0.2%
170,000	Haseko Corp.	1,836,848

ENERGY - 2.7%
6,621,724	Ocean Rig UDW, Inc. (k)(n)	1,889,178
1,500	Pioneer Natural Resources Co.	279,345
635,594	Plains GP Holdings L.P., Class A (k)	19,868,668
79,700	Transportadora de Gas del Sur SA, Class B ADR (k)(n)	1,133,334

		23,170,525

FOOD, BEVERAGE & TOBACCO (k)(n) - 0.2%
150,000	Adecoagro SA	1,719,000

HEALTHCARE EQUIPMENT & SERVICES - 0.3%
2,500	DENTSPLY SIRONA, Inc.	156,100
275,000	HLS Therapeutics, Inc. (c)	2,076,250

		2,232,350

INSURANCE - 1.1%
52,000	Allianz SE	9,657,819

MATERIALS (k) - 0.4%
115,000	Ternium SA ADR	3,003,800

MEDIA - 0.7%
104,800	Grupo Clarin SA, Class B GDR	2,913,440
77,945	Loral Space & Communications, Inc. (k)(n)	3,071,033

		5,984,473

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (n) - 0.9%
5,000	Actelion, Ltd.	1,412,158
623,000	Indivior PLC	2,509,257
68,207	Prothena Corp. PLC (k)	3,805,269

		7,726,684

REAL ESTATE (k)(n) - 0.4%
101,340	Cresud SACIF y A ADR	2,033,894
53,445	IRSA Inversiones y Representaciones SA ADR	1,309,937

		3,343,831

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
144,000	Infineon Technologies AG	2,948,620

SOFTWARE & SERVICES - 1.9%
58,846	Citrix Systems, Inc. (k)(n)	4,907,168
53,350	Fortinet, Inc. (k)(n)	2,045,973
3,500	Intuit, Inc.	405,965
35,000	MercadoLibre, Inc. (k)	7,401,450
13,000	Microsoft Corp.	856,180
8,000	Symantec Corp.	245,440

		15,862,176

Shares		Value ($)

TRANSPORTATION - 2.7%
476,300	American Airlines Group, Inc. (k)	20,147,490
80,000	Deutsche Post AG	2,747,031

		22,894,521

UTILITIES - 16.3%
35,000	Empresa Distribuidora Y Comercializadora Norte ADR (k)(n)	1,216,950
464,250	NRG Energy, Inc. (k)	8,681,475
20,000	Pampa Energia SA ADR (n)	1,084,400
7,905,143	Vistra Energy Corp. (k)	128,853,831

		139,836,656

	Total Non-U.S. Equity (Cost $437,049,203)	255,823,871

U.S. Exchange-Traded Funds (d)(k) - 0.1%
43,198	Highland/iBoxx Senior Loan ETF	801,755

	Total U.S. Exchange-Traded Funds (Cost $855,104)	801,755

Non-U.S. Master Limited Partnerships (f) - 22.5%

ENERGY - 22.5%
839,800	Boardwalk Pipeline Partners LP (k)	15,376,738
1,048,990	Energy Transfer Equity LP (k)	20,696,573
525,650	Energy Transfer Partners LP (k)	19,196,738
771,375	Enterprise Products Partners LP (k)	21,297,664
3,994,643	Highland Energy MLP Fund (d)	20,572,413
577,714	MPLX LP (k)	20,843,921
360,375	SemGroup Corp., Class A (k)	12,973,500
82,233	Shell Midstream Partners LP (k)	2,650,370
364,776	Targa Resources Corp. (k)	21,850,082
284,250	Western Gas Equity Partners LP (k)	13,103,925
672,214	Williams Cos., Inc. (The) (k)	19,890,812
94,350	Williams Partners LP (k)	3,852,311

		192,305,047

	Total Non-U.S. Master Limited Partnerships (Cost $227,282,678)	192,305,047

Principal Amount ($)

U.S. Rights - 1.3%

UTILITIES (n) - 1.3%
7,905,143	Texas Competitive Electric Holdings Co., LLC	11,217,398

	Total U.S. Rights (Cost $22,846,517)	11,217,398

Shares

Non-U.S. Warrants (f) - 0.0%

ENERGY (k)(n) - 0.0%
6,705,000	Kinder Morgan, Inc., expires 05/25/2017	16,092

See accompanying Notes to Financial Statements.	11

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Global Allocation Fund

Shares		Value ($)

Non-U.S. Warrants (continued)

HEALTHCARE EQUIPMENT & SERVICES (c)(n) - 0.0%
40,994	HLS Therapeutics, Inc. expires 08/20/2020	101,665

	Total Non-U.S. Warrants (Cost $8,656,184)	117,757

Contracts

U.S. Purchased Call Options (p) - 0.1%
5,000	CBOE SPX Volatility Index, Strike Price $14.00, expires 05/17/2017	660,000
5,000	CBOE SPX Volatility Index, Strike Price $16.00, expires 04/19/2017	175,000
1,600	SPDR S&P 500 ETF Trust, Strike Price $244.00, expires 06/16/2017	193,600

	Total U.S. Purchased Call Options (Cost $1,865,800)	1,028,600

Non-U.S. Purchased Call Options (f)(p) - 1.0%
15,000	American Airlines Group, Inc., Strike Price $42.00, expires 01/19/2018	7,912,500
2,500	Cliffs Natural Resources, Inc., Strike Price $10.00, expires 04/28/2017	32,500
400	Crude Oil Future, Strike Price $51.50, expires 04/17/2017	272,000
800	Crude Oil Future, Strike Price $62.00, expires 04/17/2017	8,000
1,000	iShares MSCI Emerging Markets ETF, Strike Price $41.00, expires 05/19/2017	30,000

	Total Non-U.S. Purchased Call Options (Cost $16,512,578)	8,255,000

U.S. Purchased Put Options (p) - 0.3%
3,000	10 Year US Treasury Future, Strike Price $120.50, expires 05/26/2017	187,500
4,000	CBOE SPX Volatility Index, Strike Price $13.00, expires 04/19/2017	252,000
5,000	CBOE SPX Volatility Index, Strike Price $14.50, expires 05/17/2017	1,100,000
5,000	iShares Russell 2000 ETF, Strike Price $127.00, expires 08/18/2017	1,215,000

	Total U.S. Purchased Put Options (Cost $4,220,074)	2,754,500

Non-U.S. Purchased Put Options (f)(p) - 0.1%
240	British Pound Future, Strike Price $118.00, expires 06/09/2017	28,500
400	Crude Oil Future, Strike Price $47.00, expires 07/17/2017	568,000
400	Crude Oil Future, Strike Price $48.00, expires 05/17/2017	320,000
1,200	iShares MSCI China Large-Cap ETF, Strike Price $32.00, expires 04/21/2017	3,000
800	iShares MSCI China Large-Cap ETF, Strike Price $34.00, expires 04/21/2017	1,200
1,000	iShares MSCI EAFE ETF, Strike Price $57.00, expires 05/19/2017	19,000

Contracts		Value ($)
1,000	iShares MSCI Emerging Markets ETF, Strike Price $36.00, expires 05/19/2017	16,000
800	Vaneck Vectors Russia ETF, Strike Price $19.00, expires 05/19/2017	16,000
600	Wisdomtree India Earnings Fund, Strike Price $19.00, expires 04/21/2017	1,800

	Total Non-U.S. Purchased Put Options (Cost $2,275,310)	973,500

Shares

U.S. Registered Investment Companies (q) - 0.0%
193,652	State Street Navigator Prime Securities Lending Portfolio	193,652

	Total U.S. Registered Investment Companies (Cost $193,652)	193,652

Non-U.S. Investment Companies (d)(f) - 2.1%
10,000	BB Votorantim Highland Infrastructure LLC	4,197,849
644,247	Highland Merger Arbitrage Fund	13,426,114

	Total Non-U.S. Investment Companies (Cost $17,574,556)	17,623,963

Total Investments - 127.0%		1,086,675,883

(Cost $1,383,632,763)

Principal Amount ($)

Securities Sold Short (r) - (10.9)%

U.S. Corporate Bonds & Notes - (0.7)%

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - (0.7)%
(5,000,000)	Sprint Corp. 7.88%, 09/15/2023	(5,550,000)

	Total U.S. Corporate Bonds & Notes (Proceeds $5,396,217)	(5,550,000)

Non-U.S. Corporate Bonds & Notes (f) - (0.6)%

SOFTWARE & SERVICES - (0.6)%
(5,000,000)	Alibaba Group Holding, Ltd. 4.50%, 11/28/2034	(5,210,220)

	Total Non-U.S. Corporate Bonds & Notes (Proceeds $4,712,834)	(5,210,220)

Shares

U.S. Equity - (6.9)%

AUTOMOBILES & COMPONENTS - (0.2)%
(46,250)	General Motors Co.	(1,635,400)

HEALTHCARE EQUIPMENT & SERVICES (s) - (3.5)%
(490,150)	Boston Scientific Corp.	(12,190,031)
(137,000)	Stryker Corp.	(18,036,050)

		(30,226,081)

12	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Global Allocation Fund

Shares		Value ($)

U.S. Equity (continued)

SOFTWARE & SERVICES (s) - (3.2)%
(103,750)	Netflix, Inc.	(15,335,287)
(350,000)	Zillow Group, Inc., Class C	(11,784,500)

		(27,119,787)

	Total U.S. Equity (Proceeds $40,677,637)	(58,981,268)

Non-U.S. Equity (f) - (2.2)%

AUTOMOBILES & COMPONENTS (s) - (0.4)%
(15,850)	Autoliv, Inc.	(1,620,821)
(200,000)	Fiat Chrysler Automobiles NV	(2,186,000)

		(3,806,821)

ENERGY (s) - (0.4)%
(66,250)	Cheniere Energy, Inc.	(3,131,638)

HEALTHCARE EQUIPMENT & SERVICES (s) - (1.1)%
(80,000)	Zimmer Holdings, Inc.	(9,768,800)

SOFTWARE & SERVICES (s) - (0.3)%
(80,000)	Nintendo Co., Ltd. ADR	(2,321,600)

	Total Non-U.S. Equity (Proceeds $15,376,806)	(19,028,859)

U.S. Exchange-Traded Funds - (0.5)%

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (s) - (0.5)%
(103,650)	Direxion Daily Financial Bull 3X Shares ETF	(4,602,060)

	Total U.S. Exchange-Traded Funds (Proceeds $2,442,863)	(4,602,060)

	Total Securities Sold Short (Proceeds $68,606,357)	(93,372,407)

Other Assets & Liabilities, Net - (16.1)%		(137,818,709)

Net Assets - 100.0%		855,484,767

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2017. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. As applicable, full contract rates do not take effect until settlement date.

(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $148,241,794, or 17.3% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2017.
(d)	Affiliated issuer. Assets with a total aggregate market value of $179,626,916, or 21.0% of net assets, were affiliated with the Fund as of March 31, 2017.
(e)	Represents value held in escrow pending future events. No interest is being accrued.
(f)	As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.
(g)	The issuer is, or is in danger of being, in default of its payment obligation.
(h)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2017, these securities amounted to $142,804,157 or 16.7% of net assets.
(i)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2017.
(j)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(k)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $451,152,496.
(l)	Securities (or a portion of securities) on loan. As of March 31, 2017, the market value of securities loaned was $462,730. The loaned securities were secured with cash and securities collateral of $477,152. Collateral is calculated based on prior day’s prices. See Note 4.
(m)	Step coupon bond. The interest rate shown reflects the rate in effect March 31, 2017 and will reset at a future date.
(n)	Non-income producing security.
(o)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
TerreStar Corporation	U.S. Equity	11/14/2014	$87,291,270	$96,526,464	11.3%

(p)	Options are shown at market value.
(q)	Represents investments of cash collateral received in connection with securities lending.
(r)	As of March 31, 2017, $40,336,485 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(s)	No dividend payable on security sold short.

See accompanying Notes to Financial Statements.	13

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2017	Highland Global Allocation Fund

Glossary:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MSCI EAFE	Morgan Stanley Capital International Europe, Australia, and Far East
PIK	Payment-in-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The Fund had the following futures contracts, for which $6,164,782 was pledged as collateral, open at March 31, 2017:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
British Pound Future	June 2017	240	$18,834,000	$542,182
CBOE Volatility Index Future	May 2017	400	5,430,000	(414,944)

				127,238

Short Future:
Russell 2000 Mini Index	June 2017	1,070	$74,065,400	$(1,258,636)

				$(1,131,398)

Written options contracts outstanding as of March 31, 2017 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
CBOE SPX Volatility Index	$20.00	May 2017	5,000	10,000,000	$403,535	$(275,000)
WRITTEN PUT OPTIONS:
CBOE SPX Volatility Index	$13.00	May 2017	10,000	13,000,000	811,991	(1,020,000)
iShares Russell 2000 ETF	$120.00	June 2017	2,500	30,000,000	216,762	(122,500)
iShares Russell 2000 ETF	$121.00	August 2017	6,250	75,625,000	1,116,894	(868,750)

					2,145,647	(2,011,250)

Total Written Options Contracts					$2,549,182	$(2,286,250)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$193,290	$193,290
Corporate Bonds & Notes	362	362
Total Borrowings	$193,652	$193,652
Gross amount of recognized liabilities for securities lending transactions		$193,652

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

14	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2017	Highland Premier Growth Equity Fund

Shares		Value ($)

Common Stocks - 93.3%

CAPITAL GOODS (a) - 3.5%
42,500	United Rentals, Inc.	5,314,625

DIVERSIFIED FINANCIALS - 15.3%
150,000	Charles Schwab Corp. (The)	6,121,500
50,000	CME Group, Inc.	5,940,000
45,000	S&P Global, Inc. (b)	5,883,300
67,500	State Street Corp.	5,373,675

		23,318,475

ENERGY - 3.9%
22,500	ProPetro Holding Corp. (a)(c)	290,025
71,731	Schlumberger, Ltd.	5,602,191

		5,892,216

FOOD, BEVERAGE & TOBACCO - 5.6%
140,000	Hain Celestial Group, Inc. (The) (a)	5,208,000
30,000	PepsiCo, Inc.	3,355,800

		8,563,800

HEALTHCARE EQUIPMENT & SERVICES - 2.6%
13,000	Cooper Cos., Inc. (The) (b)	2,598,570
245,000	Quorum Health Corp. (a)	1,332,800

		3,931,370

MATERIALS - 1.8%
25,000	Monsanto Co.	2,830,000

MEDIA - 12.5%
223,470	Comcast Corp., Class A	8,400,237
130,000	Liberty Global PLC, Series C (a)(b)	4,555,200
1,200,009	Sirius XM Holdings, Inc. (c)	6,180,047

		19,135,484

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (a) - 8.9%
360,000	Collegium Pharmaceutical, Inc. (c)	3,621,600
7,000	Forward Pharma AS ADR (c)	150,850
614,898	Minerva Neurosciences, Inc.	4,980,674
20,000	Pacira Pharmaceuticals, Inc.	912,000
22,736	Prothena Corp. PLC	1,268,441
50,000	Spark Therapeutics, Inc. (c)	2,667,000

		13,600,565

REAL ESTATE - 3.7%
17,500	American Tower Corp., REIT	2,126,950
370,091	Independence Realty Trust, Inc., REIT	3,467,753

		5,594,703

RETAILING - 9.0%
10,000	Amazon.com, Inc. (a)	8,865,400
60,400	Lowe’s Cos., Inc. (b)	4,965,484

		13,830,884

SOFTWARE & SERVICES - 20.6%
8,000	Alphabet, Inc., Class C (a)	6,636,480
45,000	Facebook, Inc., Class A (a)(b)	6,392,250
44,000	Intuit, Inc. (b)	5,103,560

Shares		Value ($)

SOFTWARE & SERVICES (continued)
214,010	Twitter, Inc. (a)	3,199,450
113,735	Visa, Inc., Class A (c)	10,107,629

		31,439,369

TECHNOLOGY HARDWARE & EQUIPMENT - 3.8%
40,000	Apple, Inc.	5,746,400

UTILITIES - 2.1%
200,000	Vistra Energy Corp.	3,260,000

	Total Common Stocks (Cost $106,797,478)	142,457,891

Preferred Stocks - 1.7%

SOFTWARE & SERVICES (d)(e) - 1.7%
434,783	AMINO, Inc., Series C	2,530,437

	Total Preferred Stocks (Cost $2,500,002)	2,530,437

Registered Investment Companies - 9.8%
173,475	Highland Merger Arbitrage Fund (f)	3,615,227
11,363,421	State Street Navigator Prime Securities Lending Portfolio (g)	11,363,421

	Total Registered Investment Companies (Cost $14,864,168)	14,978,648

Total Investments - 104.8%		159,966,976

(Cost $124,161,648)

Securities Sold Short (h) - (1.9)%

Common Stocks - (1.9)%

RETAILING (i) - (1.9)%
(20,000)	Netflix, Inc.	(2,956,200)

	Total Common Stocks (Cost $2,802,036)	(2,956,200)

	Total Securities Sold Short (Proceeds $2,802,036)	(2,956,200)

Other Assets & Liabilities, Net - (2.9)%		(4,342,435)

Net Assets - 100.0%		152,668,341

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales and or written options contracts. The market value of the securities pledged as collateral was $10,112,770.
(c)	Securities (or a portion of securities) on loan. As of March 31, 2017, the market value of securities loaned was $21,560,182. The loaned securities were secured with cash and securities collateral of $22,666,817. Collateral is calculated based on prior day’s prices. See Note 4.
(d)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing

See accompanying Notes to Financial Statements.	15

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2017	Highland Premier Growth Equity Fund

services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stocks	11/18/2016	$2,500,002	$2,530,437	1.7%

(e)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $2,530,437, or 1.7% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2017.
(f)	Affiliated issuer. Assets with a total aggregate market value of $3,615,227, or 2.4% of net assets, were affiliated with the Fund as of March 31, 2017.
(g)	Represents investments of cash collateral received in connection with securities lending.
(h)	As of March 31, 2017, $2,961,200 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(i)	No dividend payable on security sold short.

Glossary:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$11,363,421	$11,363,421
Total Borrowings	$11,363,421	$11,363,421
Gross amount of recognized liabilities for securities lending transactions		$11,363,421

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

16	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2017	Highland Small-Cap Equity Fund

Shares		Value ($)

Common Stocks - 86.3%

BANKS - 1.9%
2,430	IBERIABANK Corp.	192,213
7,410	PrivateBancorp, Inc.	439,932
2,890	SVB Financial Group (a)	537,800

		1,169,945

CAPITAL GOODS - 1.5%
28,100	Luxfer Holdings PLC, ADR	341,696
4,650	Teledyne Technologies, Inc. (a)	588,039

		929,735

COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
20,000	Resources Connection, Inc.	335,000
23,200	West Corp.	566,544

		901,544

CONSUMER DURABLES & APPAREL - 2.8%
10,400	Deckers Outdoor Corp. (a)(b)	621,192
19,100	Oxford Industries, Inc.	1,093,666

		1,714,858

CONSUMER SERVICES - 7.9%
15,800	ClubCorp Holdings, Inc.	253,590
20,300	K12, Inc. (a)	388,745
29,250	SeaWorld Entertainment, Inc. (a)	534,398
24,500	Sonic Corp. (b)	621,320
195,350	Weight Watchers International, Inc. (a)	3,041,599

		4,839,652

DIVERSIFIED FINANCIALS - 2.3%
89,600	Fifth Street Finance Corp.	413,952
31,770	FNFV Group (a)(b)	420,953
7,535	Raymond James Financial, Inc.	574,619

		1,409,524

ENERGY - 3.2%
6,420	Dril-Quip, Inc. (a)(b)	350,211
10,650	Oil States International, Inc. (a)	353,048
24,610	SemGroup Corp., Class A	885,960
15,920	SM Energy Co.	382,398

		1,971,617

FOOD & STAPLES RETAILING - 1.0%
18,400	SpartanNash Co.	643,816

HEALTHCARE EQUIPMENT & SERVICES - 9.2%
5,300	Air Methods Corp. (a)	227,900
20,000	K2M Group Holdings, Inc. (a)	410,200
6,925	LHC Group, Inc. (a)	373,258
6,045	MEDNAX, Inc. (a)(b)	419,402
30,860	Molina Healthcare, Inc. (a)(b)	1,407,216
25,000	Nektar Therapeutics (a)	586,750
48,400	Patterson Cos., Inc. (b)	2,189,132

		5,613,858

MATERIALS - 2.5%
15,200	PolyOne Corp.	518,168
3,775	Quaker Chemical Corp.	497,017

Shares		Value ($)

MATERIALS (continued)
6,600	Sensient Technologies Corp.	523,116

		1,538,301

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (a) - 18.3%
25,000	Akorn, Inc. (b)	602,000
25,000	Amicus Therapeutics, Inc. (b)	178,250
4,850	ANI Pharmaceuticals, Inc. (b)	240,123
2,582	Charles River Laboratories International, Inc.	232,251
55,125	Coherus Biosciences, Inc. (b)	1,165,894
51,120	Depomed, Inc. (b)	641,556
119,520	Egalet Corp. (b)	609,552
62,500	MiMedx Group, Inc. (b)	595,625
26,850	Opiant Pharmaceuticals, Inc.	205,000
23,500	Pacira Pharmaceuticals, Inc.	1,071,600
51,900	Portola Pharmaceuticals, Inc.	2,033,961
30,470	PRA Health Sciences, Inc.	1,987,558
23,975	Ultragenyx Pharmaceutical, Inc. (b)	1,625,025

		11,188,395

REAL ESTATE - 14.6%
283,500	Independence Realty Trust, Inc., REIT	2,656,395
154,361	Jernigan Capital, Inc., REIT	3,556,477
102,800	Monogram Residential Trust, Inc., REIT	1,024,916
428,889	RAIT Financial Trust, REIT	1,372,445
14,300	RLJ Lodging Trust, REIT	336,193

		8,946,426

RETAILING - 6.6%
116,300	Barnes & Noble, Inc.	1,075,775
179,500	Finish Line, Inc. (The), Class A	2,554,285
14,775	LKQ Corp. (a)	432,464

		4,062,524

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (a) - 0.8%
14,150	Semtech Corp.	478,270

SOFTWARE & SERVICES - 3.9%
14,100	CoreLogic, Inc. (a)	574,152
11,700	Cornerstone OnDemand, Inc. (a)	455,013
16,800	SS&C Technologies Holdings, Inc.	594,720
14,023	WebMD Health Corp. (a)	738,732

		2,362,617

TECHNOLOGY HARDWARE & EQUIPMENT (a) - 1.2%
8,100	Zebra Technologies Corp., Class A	739,125

TRANSPORTATION (a) - 0.5%
14,000	JetBlue Airways Corp.	288,540

UTILITIES - 6.6%
108,925	Calpine Corp. (a)	1,203,621
29,250	NRG Energy, Inc.	546,975
140,500	Vistra Energy Corp. (a)	2,290,150

		4,040,746

	Total Common Stocks (Cost $46,588,799)	52,839,493

See accompanying Notes to Financial Statements.	17

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2017	Highland Small-Cap Equity Fund

Shares		Value ($)

Master Limited Partnerships - 10.1%

DIVERSIFIED FINANCIALS - 0.4%
12,425	KKR & Co. LP	226,508

ENERGY - 9.7%
73,600	Boardwalk Pipeline Partners LP	1,347,616
79,225	Dynagas LNG Partners LP	1,395,944
59,790	Energy Transfer Equity LP (c)	1,179,657
17,940	Tesoro Logistics LP	977,192
22,475	Western Gas Equity Partners LP	1,036,097

		5,936,506

	Total Master Limited Partnerships (Cost $3,504,593)	6,163,014

Registered Investment Companies (d) - 7.1%
4,375,389	State Street Navigator Prime Securities Lending Portfolio	4,375,389

	Total Registered Investment Companies (Cost $4,375,389)	4,375,389

Total Investments - 103.5%		63,377,896

(Cost $54,468,781)
Other Assets & Liabilities, Net - (3.5)%		(2,125,034)

Net Assets - 100.0%		61,252,862

(a)	Non-income producing security.
(b)	Securities (or a portion of securities) on loan. As of March 31, 2017, the market value of securities loaned was $8,467,949. The loaned securities were secured with cash and securities collateral of $8,673,120. Collateral is calculated based on prior day’s prices. See Note 4.
(c)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $1,179,657.
(d)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Fund had the following futures contracts, for which $160,587 was pledged as collateral, open at March 31, 2017:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Short Future:
Russell 2000 Mini Index	June 2017	20	$1,384,400	$(23,527)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$4,375,389	$4,375,389
Total Borrowings	$4,375,389	$4,375,389
Gross amount of recognized liabilities for securities lending transactions		$4,375,389

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

18	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2017	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes - 7.9%

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
83,950	Federal National Mortgage Assoc. REMIC Series 2012-93, Class SW 5.12%, 09/25/2042 (a)(b)	14,633
5,785	Federal National Mortgage Assoc. STRIPS Series 354, Class 1 0.00%, 12/25/2034 (c)	5,146

	Total Agency Collateralized Mortgage Obligations (Cost $22,771)	19,779

AGENCY MORTGAGE-BACKED SECURITIES - 2.6%
71,914	Federal Home Loan Mortgage Corp. 5.00%, 06/01/2041	79,801
	Federal National Mortgage Assoc.
539,900	3.00%, 02/01/2043 - 06/01/2043 (d)	538,374
246,270	3.50%, 11/01/2042 - 02/01/2043 (d)	253,805
102,251	4.00%, 02/01/2044	107,844
206,332	4.50%, 02/01/2040 - 01/01/2041 (d)	222,000
106,344	5.00%, 06/01/2041	118,427
	Government National Mortgage Assoc.
149,956	3.00%, 04/20/2043 - 06/20/2043 (d)	151,913
151,813	3.50%, 05/20/2043	158,135
177,052	4.00%, 01/20/2041 - 04/20/2043 (d)	188,362
69,608	4.50%, 05/20/2040 - 03/20/2041 (d)	75,182

	Total Agency Mortgage-Backed Securities (Cost $1,877,638)	1,893,843

ASSET-BACKED SECURITIES (a) - 0.0%
2	Bear Stearns Asset-Backed Securities Trust Series 2003-ABF1, Class A 1.72%, 01/25/2034	2

	Total Asset-Backed Securities (Cost $2)	2

CORPORATE BONDS & NOTES - 2.4%

Automobiles & Components - 0.3%
200,000	Toyota Motor Credit Corp., MTN 2.00%, 10/24/2018	201,034

Banks - 0.1%
27,000	Bank of America Corp. Series L 2.60%, 01/15/2019	27,293
42,000	Goldman Sachs Group, Inc. (The) 6.15%, 04/01/2018	43,765

		71,058

Consumer Durables & Apparel - 0.1%
	Lennar Corp.
19,000	4.50%, 11/15/2019	19,641
22,000	4.75%, 12/15/2017	22,358

		41,999

Consumer Services - 0.0%
32,000	MGM Resorts International 5.25%, 03/31/2020	33,760

Principal Amount ($)		Value ($)

Diversified Financials - 0.3%
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (e)	151,110
	General Motors Financial Co., Inc.
19,000	3.00%, 09/25/2017	19,116
12,000	3.50%, 07/10/2019	12,335
13,000	Hyundai Capital America 2.13%, 10/02/2017 (e)	13,021

		195,582

Energy (e) - 0.1%
42,000	Kinder Morgan, Inc. 5.63%, 11/15/2023	46,158

Food, Beverage & Tobacco - 0.2%
33,000	Altria Group, Inc. 9.70%, 11/10/2018	37,015
125,000	Philip Morris International, Inc. 5.65%, 05/16/2018	130,720

		167,735

Healthcare Equipment & Services - 0.2%
44,000	HCA, Inc. 6.50%, 02/15/2020	48,263
9,000	Medtronic, Inc. 2.50%, 03/15/2020	9,133
	Tenet Healthcare Corp.
50,000	4.75%, 06/01/2020	51,335
30,000	6.00%, 10/01/2020	31,800

		140,531

Insurance - 0.0%
21,000	CNA Financial Corp. 5.88%, 08/15/2020	23,313

Media - 0.0%
15,000	Scripps Networks Interactive, Inc. 2.75%, 11/15/2019	15,188

Pharmaceuticals, Biotechnology & Life Sciences - 0.3%
175,000	Gilead Sciences, Inc. 1.85%, 09/04/2018	175,575
26,000	Roche Holdings, Inc. 2.25%, 09/30/2019 (e)	26,229
15,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (e)(f)	13,650

		215,454

Real Estate - 0.1%
49,000	American Tower Corp., REIT 3.40%, 02/15/2019	50,118
30,000	Iron Mountain, Inc., REIT 6.00%, 08/15/2023	31,725

		81,843

Semiconductors & Semiconductor Equipment - 0.0%
16,000	Xilinx, Inc. 2.13%, 03/15/2019	16,053

See accompanying Notes to Financial Statements.	19

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

Telecommunication Services - 0.7%
17,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019	18,465
515,150	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021	175,151
350,000	Verizon Communications, Inc. 3.65%, 09/14/2018	359,611

		553,227

	Total Corporate Bonds & Notes (Cost $1,948,177)	1,802,935

FOREIGN CORPORATE BONDS & NOTES - 0.5%

Banks (e) - 0.3%
200,000	Barclays Bank PLC 2.25%, 05/10/2017	200,232

Capital Goods (e) - 0.1%
	Bombardier, Inc.
61,000	7.75%, 03/15/2020	65,422
18,000	4.75%, 04/15/2019	18,338

		83,760

Media (e) - 0.0%
27,000	Cogeco Communications, Inc. 4.88%, 05/01/2020	27,675

Pharmaceuticals, Biotechnology & Life Sciences (e)(f) - 0.0%
7,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018	7,022

Utilities (e) - 0.1%
64,000	Electricite de France SA 2.15%, 01/22/2019	64,090

	Total Foreign Corporate Bonds & Notes (Cost $377,089)	382,779

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES - 0.4%
20,878	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX 5.48%, 01/15/2049 (a)	20,857
30,000	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (a)	30,646
60,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class C 4.89%, 01/15/2047 (a)	61,614
	LB-UBS Commercial Mortgage Trust
40,000	Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (e)	40,014
35,000	Series 2007-C6, Class AM 6.11%, 07/15/2040 (a)	35,458
30,000	Morgan Stanley Capital I Trust Series 2007-IQ16, Class AMA 6.06%, 12/12/2049 (a)	30,691
40,000	WF-RBS Commercial Mortgage Trust Series 2014-LC14, Class AS 4.35%, 03/15/2047 (a)	42,475

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $274,946)	261,755

Principal Amount ($)		Value ($)

U.S. TREASURIES - 2.0%
	U.S. Treasury Notes
500,000	1.25%, 12/31/2018	500,313
500,000	1.38%, 01/15/2020 (f)	498,887
500,000	1.75%, 12/31/2020 (f)	500,439

	Total U.S. Treasuries (Cost $1,497,049)	1,499,639

	Total Bonds & Notes (Cost $5,997,672)	5,860,732

Shares

Domestic Equity - 42.2%

COMMON STOCKS - 39.0%

Consumer Durables & Apparel - 1.2%
306	JG Boswell Co.	211,752
65,740	UCP, Inc., Class A (g)	667,261

		879,013

Consumer Services - 3.7%
108,650	Jamba, Inc. (f)(g)	983,282
6,700	Las Vegas Sands Corp.	382,369
12,065	Wynn Resorts, Ltd.	1,382,770

		2,748,421

Diversified Financials - 13.6%
4,840	Berkshire Hathaway, Inc., Class B (g)	806,731
20,896	Oaktree Capital Group LLC	946,589
585,431	PICO Holdings, Inc. (g)	8,196,034

		9,949,354

Food, Beverage & Tobacco - 1.0%
6,185	Limoneira Co.	129,329
6,765	Mead Johnson Nutrition Co.	602,626

		731,955

Materials - 0.9%
564	Keweenaw Land Association, Ltd. (g)	57,522
4,825	Monsanto Co.	546,190
371	Pope Resources a Delaware L.P.	26,490

		630,202

Media (g) - 4.6%
17,871	Liberty Media Corp. - Liberty Braves, Class A	427,832
18,999	Liberty Media Corp. - Liberty Braves, Class C	449,326
83,370	Live Nation Entertainment, Inc.	2,531,947

		3,409,105

Pharmaceuticals, Biotechnology & Life Sciences - 3.7%
8,310	BioMarin Pharmaceutical, Inc. (g)	729,452
28,880	Gilead Sciences, Inc.	1,961,529

		2,690,981

Real Estate - 1.2%
1,750	Alexander & Baldwin, Inc.	77,910
740	Consolidated-Tomoka Land Co.	39,619

20	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Total Return Fund

Shares		Value ($)

Domestic Equity (continued)

COMMON STOCKS (continued)

Real Estate (continued)
5,840	Forestar Group, Inc. (g)	79,716
1,295	Phillips Edison Grocery Center REIT I, Inc. (g)(h)	11,398
1,620	Tejon Ranch Co. (g)	35,462
76,600	VEREIT, Inc., REIT	650,334

		894,439

Retailing (g) - 1.0%
9,670	Dollar Tree, Inc.	758,708

Software & Services (g) - 2.8%
581	Alphabet, Inc., Class A	492,572
1,866	Alphabet, Inc., Class C	1,547,959

		2,040,531

Telecommunication Services - 5.3%
9,465	CenturyLink, Inc.	223,090
64,475	Level 3 Communications, Inc. (g)	3,689,259

		3,912,349

	Total Common Stocks (Cost $24,270,032)	28,645,058

PREFERRED STOCKS - 3.2%

Banks - 0.5%
305	Bank of America Corp., Series L	362,264

Diversified Financials - 1.9%
5,800	Citigroup Capital XIII	154,570
3,349	Special Opportunities Fund, Inc.	85,299
905	Wells Fargo & Co., Series L	1,121,295

		1,361,164

Real Estate - 0.8%
13,100	American Homes 4 Rent, Series E (f)	333,395
200	Gramercy Property Trust, Series A	5,266
5,316	Kennedy-Wilson, Inc.	138,216
3,801	Retail Properties of America, Inc., Series A	97,115
613	Taubman Centers, Inc., Series J (f)	15,558
708	Terreno Realty Corp., Series A	17,976

		607,526

	Total Preferred Stocks (Cost $2,323,840)	2,330,954

	Total Domestic Equity (Cost $26,593,872)	30,976,012

Foreign Equity - 22.1%

COMMON STOCKS - 19.0%

Food, Beverage & Tobacco - 1.5%
8,093	Diageo PLC	231,088
7,505	Diageo PLC, ADR (f)	867,428

		1,098,516

Shares		Value ($)

Media - 10.2%
345,076	Entertainment One, Ltd.	1,055,450
43,750	Liberty Global PLC, Class A (g)	1,569,312
11,603	Liberty Global PLC LiLAC, Class A (f)(g)	258,051
115,835	Lions Gate Entertainment Corp., Class A (f)	3,076,578
78,700	Vivendi SA, ADR	1,525,206

		7,484,597

Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
12,005	Allergan PLC	2,868,234
13,065	Bayer AG ADR	1,506,656
19,286	Teva Pharmaceutical Industries, Ltd., ADR	618,888

		4,993,778

Telecommunication Services - 0.5%
19,000	BT Group PLC ADR	381,710

	Total Common Stocks (Cost $12,973,636)	13,958,601

PREFERRED STOCKS - 3.1%

Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
3,915	Teva Pharmaceutical Industries, Ltd.	2,257,193

	Total Preferred Stocks (Cost $2,860,677)	2,257,193

	Total Foreign Equity (Cost $15,834,313)	16,215,794

Registered Investment Companies - 4.7%
10,512	BlackRock Taxable Municipal Bond Trust	235,363
22,635	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc.	573,797
5,149	DoubleLine Opportunistic Credit Fund	122,855
10,163	Nuveen Build America Bond Fund	212,407
13,734	Special Opportunities Fund, Inc.	200,654
1,983,581	State Street Navigator Prime Securities Lending Portfolio (i)	1,983,581
30,357	TCW Strategic Income Fund, Inc.	163,928

	Total Registered Investment Companies (Cost $3,391,104)	3,492,585

Principal Amount ($)

Cash Equivalents - 26.7%

COMMERCIAL PAPER - 4.1%
1,000,000	Schlumberger Holdings 1.15%, 04/20/2017	999,382
1,000,000	Ford Motor Credit Co. LLC 1.62%, 10/02/2017	991,228
1,000,000	Anheuser-Busch InBev NV 1.39%, 09/05/2017	994,922

	Total Commercial Paper (Cost $2,985,361)	2,985,532

See accompanying Notes to Financial Statements.	21

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Total Return Fund

Shares		Value ($)

Cash Equivalents (continued)

MONEY MARKET FUNDS - 22.6%
16,576,600	State Street Institutional U.S. Government Money Market Fund, Premier Class	16,576,600

	Total Money Market Funds (Cost $16,576,600)	16,576,600

	Total Cash Equivalents (Cost $19,561,961)	19,562,132

Total Investments - 103.6%		76,107,255

(Cost $71,378,922)
Other Assets & Liabilities, Net - (3.6)%		(2,630,672)

Net Assets - 100.0%		73,476,583

(a)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2017.
(b)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(c)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2017, these securities amounted to $672,961 or 0.9% of net assets.
(f)	Securities (or a portion of securities) on loan. As of March 31, 2017, the market value of securities loaned was $4,753,224. The loaned securities were secured with cash and securities collateral of $4,883,549. Collateral is calculated based on prior day’s prices. See Note 4.
(g)	Non-income producing security.
(h)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $11,398, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2017.
(i)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

ADR	American Depositary Receipt
MTN	Medium-Term Note
PIK	Payment-in-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security

The Fund invested in the following countries as of March 31, 2017:

Country	Percentage (based on Total Investments)
United States	84.7%
United Kingdom	4.6%
Israel	3.8%
France	2.1%
Germany	2.0%
Canada	1.5%
Belgium	1.3%

100.0%

Industry	Domestic	Foreign	Percentage (based on Total Investments)
Diversified Financials	14.9%	0.0%	14.9%
Media	4.5%	9.8%	14.3%
Pharmaceuticals, Biotechnology & Life Sciences	3.5%	9.5%	13.0%
Telecommunication Services	5.1%	0.5%	5.6%
Consumer Services	3.6%	0.0%	3.6%
Software & Services	2.7%	0.0%	2.7%
Food, Beverage & Tobacco	1.0%	1.4%	2.4%
Real Estate	2.0%	0.0%	2.0%
Consumer Durables & Apparel	1.2%	0.0%	1.2%
Retailing	1%	0.0%	1.0%
Materials	0.8%	0.0%	0.8%
Banks	0.5%	0.0%	0.5%

			62.0%

Sector	Percentage (based on Total Investments)
Agency Mortgage-Backed Securities	2.5%
Corporate Bonds & Notes	2.4%
U.S. Treasuries	2.0%
Other (each less than 1.0%)	0.9%

7.8%

Other Instruments	Percentage (based on Total Investments)
Cash Equivalents	25.7%
Registered Investment Companies	4.6%

30.3%

100.0%

22	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2017	Highland Total Return Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$1,962,141	$1,962,141
Corporate Bonds & Notes	21,440	21,440
Total Borrowings	$1,983,581	$1,983,581
Gross amount of recognized liabilities for securities lending transactions		$1,983,581

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Financial Statements.	23

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2017	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)

Municipal Bonds & Notes - 96.5%

ALASKA - 4.2%
500,000	Alaska Housing Finance Corp. 5.00%, 12/01/2027	564,485

ARIZONA - 3.9%
475,000	Arizona Sports & Tourism Authority 5.00%, 07/01/2025	521,199

CALIFORNIA - 12.4%
500,000	Golden State Tobacco Securitization Corp. Insured: ST APPROP 5.00%, 06/01/2029	566,925
500,000	Los Angeles County Public Works Financing Authority 5.00%, 12/01/2027	595,015
435,000	Oxnard Financing Authority Insured: AGM 5.00%, 06/01/2028	499,384
13,000	Sacramento, CA Municipal Utility District 6.80%, 10/01/2019	14,002

		1,675,326

COLORADO - 4.3%
500,000	Regional Transportation District, CO 5.00%, 11/01/2027	575,580

CONNECTICUT - 6.3%
250,000	State of Connecticut Special Tax Revenue 5.00%, 10/01/2028	288,193
500,000	Town of Fairfield, CT 5.00%, 01/01/2021	566,510

		854,703

DISTRICT OF COLUMBIA (a) - 4.2%
500,000	District of Columbia 5.00%, 04/01/2030	568,970

FLORIDA - 2.8%
350,000	City of Lakeland, FL 5.00%, 11/15/2033	381,381

GEORGIA - 3.9%
500,000	Municipal Electric Authority of Georgia 5.25%, 01/01/2019	530,805

HAWAII - 4.1%
500,000	State of Hawaii Airports System 5.25%, 07/01/2024	559,385

ILLINOIS - 10.3%
500,000	Carol Stream Park District Insured: BAM 5.00%, 01/01/2032	562,435
460,000	Illinois Financing Authority 5.00%, 11/15/2027	512,196
315,000	Illinois State University Insured: AGM 4.00%, 04/01/2027	325,581

		1,400,212

Principal Amount ($)		Value ($)

INDIANA - 4.0%
500,000	Indiana Municipal Power Agency 5.50%, 01/01/2027	538,230

MAINE - 0.1%
15,000	Maine Health & Higher Educational Facilities Authority Insured: ST RES FD GTY 5.25%, 07/01/2021	16,746

MASSACHUSETTS - 1.7%
200,000	Massachusetts Water Resources Authority 5.00%, 08/01/2032	230,962

MICHIGAN - 4.2%
500,000	Great Lakes Water Authority Water Supply System 5.00%, 07/01/2029	562,950

MISSOURI - 4.1%
500,000	Missouri Highway & Transportation Commission 5.00%, 05/01/2021	554,735

NEW JERSEY - 10.4%
500,000	New Jersey Economic Development Authority Insured: AGM 5.00%, 06/15/2029	521,115
500,000	New Jersey Educational Facilities Authority 5.00%, 06/15/2026	524,900
350,000	New Jersey Transportation Trust Fund Authority 5.00%, 06/15/2029	358,011

		1,404,026

PENNSYLVANIA - 9.3%
480,000	Pennsylvania State Higher Educational Facilities Authority 5.00%, 09/01/2029	543,134
500,000	Pennsylvania Turnpike Commission 5.00%, 12/01/2032	552,745
155,000	City of Philadelphia, PA Gas Works Co Insured: NATL-RE 7.00%, 05/15/2020	168,659

		1,264,538

TEXAS - 6.3%
500,000	Central Texas Turnpike System 5.00%, 08/15/2031	555,130
250,000	Texas Transportation Commission State Highway Fund 5.00%, 04/01/2023	294,295

		849,425

	Total Municipal Bonds & Notes (Cost $12,774,376)	13,053,658

24	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2017	Highland Tax-Exempt Fund

Shares		Value ($)

Cash Equivalents - 2.8%
384,780	State Street Institutional U.S. Government Money Market Fund, Premier Class	384,780

	Total Cash Equivalents (Cost $384,780)	384,780

Total Investments - 99.3%		13,438,438

(Cost $13,159,156)
Other Assets & Liabilities, Net - 0.7%		89,011

Net Assets - 100.0%		13,527,449

(a)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2017.

Glossary:

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual
NATL-RE	National Public Finance Guarantee Corp.
ST APPROP	State Appropriation
ST RES FD GTY	State Resource Fund Guaranty

See accompanying Notes to Financial Statements.	25

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2017	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes - 79.4%

AGENCY COLLATERALIZED MORTGAGE OBLIGATION - 0.1%
125,106	Federal National Mortgage Assoc. REMIC Series 2010-16, Class PA 4.50%, 02/25/2040	133,195

	Total Agency Collateralized Mortgage Obligations (Cost $128,420)	133,195

AGENCY MORTGAGE-BACKED SECURITIES - 12.6%
	Federal Home Loan Mortgage Corp.
1,379,522	4.00%, 05/01/2044	1,458,912
227,417	5.00%, 06/01/2041	252,357
	Federal National Mortgage Assoc.
4,177,077	3.00%, 02/01/2043 - 06/01/2043 (a)	4,165,262
1,820,269	3.50%, 11/01/2042 - 02/01/2043 (a)	1,876,233
2,103,566	4.00%, 01/01/2041 - 03/01/2044 (a)	2,220,775
2,984,993	4.50%, 10/01/2039 - 04/01/2041 (a)	3,212,528
336,292	5.00%, 06/01/2041	374,503
	Government National Mortgage Assoc.
1,704,032	3.50%, 05/20/2043	1,774,995
1,779,208	4.00%, 01/20/2041 - 04/20/2043 (a)	1,895,623

	Total Agency Mortgage-Backed Securities (Cost $17,139,585)	17,231,188

ASSET-BACKED SECURITIES - 2.5%
332,000	American Tower Trust I Series 13, Class 1A 1.55%, 03/15/2043 (b)	331,276
176,032	California Republic Auto Receivables Trust Series 2013-2, Class A2 1.23%, 03/15/2019	175,921
500,000	Capital Auto Receivables Asset Trust Series 2014-1, Class D 3.39%, 07/22/2019	506,939
260,706	CPS Auto Receivables Trust Series 2013-C, Class B 3.00%, 08/15/2019 (b)	261,240
700,000	Ford Credit Auto Owner Trust Series 2013-A, Class D 1.86%, 08/15/2019	700,109
750,000	Hertz Vehicle Financing LLC Series 2013-1A, Class A2 1.83%, 08/25/2019 (b)	747,805
	Santander Drive Auto Receivables Trust
370,709	Series 2013-A, Class C 3.12%, 10/15/2019 (b)	372,523
387,954	Series 2012-5, Class D 3.30%, 09/17/2018	388,233

	Total Asset-Backed Securities (Cost $3,492,598)	3,484,046

CORPORATE BONDS & NOTES - 35.8%

Automobiles & Components (c) - 0.1%
147,000	American Axle & Manufacturing, Inc. 6.25%, 03/15/2021	151,410

Principal Amount ($)		Value ($)

Banks - 6.4%
	Bank of America Corp.
495,000	2.00%, 01/11/2018	496,359
128,000	4.10%, 07/24/2023	134,262
	Bank of America Corp., MTN
380,000	2.90%, 09/28/2020 (d)	383,847
311,000	4.00%, 04/01/2024	322,935
455,000	Corp. Andina de Fomento 4.38%, 06/15/2022	486,063
835,000	Goldman Sachs Capital III 4.00%, 05/01/2017 (d)(e)	686,788
750,000	Goldman Sachs Group, Inc. (The) 2.21%, 11/15/2021 (d)	758,992
750,000	Goldman Sachs Group, Inc. (The), MTN 2.79%, 10/28/2027 (d)	772,865
750,000	Manufacturers & Traders Trust Co. 1.70%, 12/01/2021 (d)	739,103
750,000	Mellon Capital IV 4.00%, 05/01/2017 (c)(d)(e)	638,438
850,000	NTC Capital II 1.61%, 04/15/2027 (d)	772,437
250,000	People’s United Bank NA 4.00%, 07/15/2024	249,295
600,000	USB Capital IX 3.50%, 05/01/2017 (d)(e)	510,750
795,000	Wachovia Capital Trust II 1.52%, 01/15/2027 (d)	713,513
884,000	Wells Fargo & Co. 5.90%, 06/15/2024 (d)(e)	924,089
230,000	Wells Fargo & Co., MTN 4.10%, 06/03/2026	235,095

		8,824,831

Capital Goods - 1.2%
750,000	Ares Capital Corp. 4.88%, 11/30/2018	778,463
96,000	Cargill, Inc. 6.00%, 11/27/2017 (b)	98,806
228,000	Eaton Corp. 2.75%, 11/02/2022	226,702
500,000	Prospect Capital Corp. 5.00%, 07/15/2019	513,271

		1,617,242

Chemicals (b) - 0.4%
500,000	Westlake Chemical Corp. 4.88%, 05/15/2023	520,640

Commercial & Professional Services - 0.6%
112,000	Catholic Health Initiatives 2.95%, 11/01/2022	108,440
747,000	Pitney Bowes, Inc. 4.63%, 03/15/2024 (c)	738,762

		847,202

Consumer Durables & Apparel - 0.6%
500,000	Lennar Corp. 4.75%, 12/15/2017	508,125
307,000	Mattel, Inc. 2.35%, 05/06/2019	307,769

		815,894

26	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

Diversified Financials - 9.6%
500,000	American Express Co. 4.90%, 03/15/2020 (d)(e)	500,000
750,000	Block Financial LLC 4.13%, 10/01/2020	768,332
	Citigroup, Inc.
217,000	1.75%, 05/01/2018	216,996
202,000	5.50%, 09/13/2025	221,215
750,000	5.88%, 03/27/2020 (d)(e)	776,719
150,000	CNH Industrial Capital LLC 3.38%, 07/15/2019	152,063
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (b)	151,109
200,000	Ford Motor Credit Co. LLC 5.88%, 08/02/2021	223,018
750,000	General Electric Capital Corp., MTN 1.32%, 05/13/2024 (d)	724,227
750,000	General Motors Financial Co., Inc. 2.37%, 04/10/2018 (d)	757,516
	Goldman Sachs Group, Inc. (The)
267,000	2.38%, 01/22/2018	268,517
311,000	2.63%, 01/31/2019	314,646
104,000	2.90%, 07/19/2018	105,380
247,000	4.00%, 03/03/2024	256,472
516,000	Goldman Sachs Group, Inc. (The), MTN 2.45%, 08/26/2020 (d)	515,933
219,000	Hyundai Capital America 2.13%, 10/02/2017 (b)	219,354
500,000	International Lease Finance Corp. 5.88%, 08/15/2022	558,189
	JPMorgan Chase & Co.
750,000	5.00%, 07/01/2019 (d)(e)	759,375
500,000	7.90%, 04/30/2018 (d)(e)	518,750
500,000	Lazard Group LLC 4.25%, 11/14/2020	526,317
	Morgan Stanley
208,000	2.13%, 04/25/2018	208,849
224,000	4.88%, 11/01/2022	242,495
133,000	5.00%, 11/24/2025	143,065
500,000	Morgan Stanley & Co., LLC, MTN 4.08%, 02/11/2020 (d)	511,250
	Morgan Stanley, MTN
500,000	2.27%, 01/16/2020 (d)	499,120
500,000	3.00%, 02/21/2020 (d)	495,315
237,000	4.10%, 05/22/2023	245,102
750,000	Stifel Financial Corp. 3.50%, 12/01/2020	765,289
1,000,000	UBS AG 5.13%, 05/15/2024	1,026,574
495,000	Volkswagen Group of America Finance LLC 2.13%, 05/23/2019 (b)	493,797

		13,164,984

Energy - 1.9%
90,000	Anadarko Petroleum Corp. 6.20%, 03/15/2040	101,957

Principal Amount ($)		Value ($)

Energy (continued)
500,000	Chesapeake Energy Corp. 4.27%, 04/15/2019 (c)(d)	500,000
98,000	Continental Resources, Inc. 4.90%, 06/01/2044	84,770
259,000	Energy Transfer Partners LP 6.50%, 02/01/2042	280,485
73,000	Freeport-McMoran Oil & Gas LLC 6.50%, 11/15/2020	75,008
65,000	Kerr-McGee Corp. 6.95%, 07/01/2024	76,850
	Kinder Morgan Energy Partners LP
181,000	3.50%, 09/01/2023	178,650
205,000	4.30%, 05/01/2024	208,685
96,000	Newfield Exploration Co. 5.75%, 01/30/2022	102,360
120,000	Sabine Pass Liquefaction LLC 5.63%, 02/01/2021	129,400
214,000	Unit Corp. 6.63%, 05/15/2021	211,860
	Williams Cos., Inc. (The)
197,000	4.55%, 06/24/2024 (c)	199,462
99,000	5.75%, 06/24/2044	99,990
317,000	Williams Partners LP 5.25%, 03/15/2020	341,306

		2,590,783

Food & Staples Retailing - 0.2%
279,000	Ingles Markets, Inc. 5.75%, 06/15/2023	282,487

Food, Beverage & Tobacco - 0.5%
	Altria Group, Inc.
108,000	2.95%, 05/02/2023	107,563
108,000	4.50%, 05/02/2043	109,957
199,000	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022	196,919
142,000	Diageo Investment Corp. 2.88%, 05/11/2022	144,673
111,000	Philip Morris International, Inc. 4.13%, 03/04/2043	107,350

		666,462

Healthcare Equipment & Services - 0.5%
207,000	Anthem, Inc. 3.30%, 01/15/2023	209,052
395,000	Express Scripts Holding Co. 2.25%, 06/15/2019	395,447
114,000	HCA, Inc. 6.50%, 02/15/2020	125,044

		729,543

Insurance - 2.6%
119,000	Allstate Corp. (The) 5.75%, 08/15/2053 (d)	127,922
167,000	American International Group, Inc. 3.38%, 08/15/2020	171,612
750,000	Assured Guaranty US Holdings, Inc. 5.00%, 07/01/2024 (c)	808,320
224,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043	240,567

See accompanying Notes to Financial Statements.	27

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

Insurance (continued)
253,000	Five Corners Funding Trust 4.42%, 11/15/2023 (b)	269,354
	Genworth Holdings, Inc.
103,000	4.80%, 02/15/2024 (c)	85,233
101,000	7.70%, 06/15/2020 (c)	100,305
221,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023 (b)	232,414
750,000	Old Republic International Corp. 4.88%, 10/01/2024	799,343
750,000	Prudential Financial, Inc. 8.88%, 06/15/2038 (d)	808,125

		3,643,195

Materials - 0.2%
257,000	Hexion, Inc. 6.63%, 04/15/2020	237,725

Media - 1.3%
205,000	Cequel Communications Holdings I LLC 5.13%, 12/15/2021 (b)	209,100
103,000	Comcast Corp. 4.75%, 03/01/2044	108,917
75,000	iHeartCommunications, Inc. 10.00%, 01/15/2018	62,625
238,000	Omnicom Group, Inc. 3.63%, 05/01/2022	246,486
	Time Warner Cable LLC
750,000	5.85%, 05/01/2017	752,317
189,000	5.88%, 11/15/2040	201,283
168,000	Time Warner, Inc. 5.35%, 12/15/2043	173,001

		1,753,729

Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
143,000	AbbVie, Inc. 2.00%, 11/06/2018	143,481
205,000	Celgene Corp. 3.63%, 05/15/2024	207,818
187,000	Endo Finance LLC & Endo Finco, Inc. 5.38%, 01/15/2023 (b)	162,338
209,000	Gilead Sciences, Inc. 3.70%, 04/01/2024	214,881
97,000	Mylan, Inc. 5.40%, 11/29/2043	101,143
153,000	Novartis Capital Corp. 4.40%, 05/06/2044	162,965
124,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (b)(c)	112,840

		1,105,466

Real Estate - 3.7%
148,000	American Campus Communities Operating Partnership LP 4.13%, 07/01/2024	152,569
220,000	American Tower Corp., REIT 3.40%, 02/15/2019	225,019

Principal Amount ($)		Value ($)

Real Estate (continued)
750,000	CBRE Services, Inc. 5.00%, 03/15/2023	780,289
	Corporate Office Properties LP, REIT
139,000	3.60%, 05/15/2023	135,290
750,000	5.25%, 02/15/2024	793,917
750,000	EPR Properties, REIT 5.75%, 08/15/2022	814,246
610,000	Hospitality Properties Trust, REIT 4.50%, 06/15/2023	631,706
164,000	National Retail Properties, Inc., REIT 3.90%, 06/15/2024	168,435
750,000	Potlatch Corp., REIT 7.50%, 11/01/2019	821,250
569,000	WP Carey, Inc. 4.60%, 04/01/2024	589,733

		5,112,454

Retailing - 0.8%
29,000	Bed Bath & Beyond, Inc. 4.92%, 08/01/2034 (c)	27,410
750,000	Coach, Inc. 4.25%, 04/01/2025 (c)	760,207
157,000	Glencore Funding LLC 4.13%, 05/30/2023 (b)	160,245
108,000	Home Depot, Inc. (The) 4.88%, 02/15/2044	122,632

		1,070,494

Semiconductors & Semiconductor Equipment - 0.1%
105,000	Xilinx, Inc. 2.13%, 03/15/2019	105,350

Software & Services - 0.6%
750,000	eBay, Inc. 2.20%, 08/01/2019	752,904
154,000	Oracle Corp. 3.63%, 07/15/2023	161,596

		914,500

Technology Hardware & Equipment - 1.5%
308,000	Apple, Inc. 2.85%, 05/06/2021	315,495
520,000	HP, Inc. 2.75%, 01/14/2019	526,404
500,000	Motorola Solutions, Inc. 3.50%, 03/01/2023	492,716
720,000	Seagate HDD Cayman 4.75%, 01/01/2025	705,600

		2,040,215

Telecommunication Services - 0.9%
	AT&T, Inc.
262,000	2.38%, 11/27/2018	263,922
156,000	4.45%, 04/01/2024	163,728
336,000	5.15%, 03/15/2042	334,527
154,000	L-3 Technologies, Inc. 3.95%, 05/28/2024	158,885
119,000	Sprint Corp. 7.25%, 09/15/2021	128,758

28	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

Telecommunication Services (continued)
215,000	Windstream Services LLC 6.38%, 08/01/2023 (c)	191,887

		1,241,707

Transportation - 0.2%
246,000	Ryder System, Inc., MTN 2.45%, 09/03/2019	247,428

Utilities - 1.1%
103,000	CMS Energy Corp. 4.88%, 03/01/2044	110,087
146,000	Duke Energy Corp. 3.75%, 04/15/2024	150,391
215,000	Eversource Energy 1.45%, 05/01/2018	214,266
111,000	Great Plains Energy, Inc. 4.85%, 06/01/2021	118,546
142,000	PacifiCorp 6.25%, 10/15/2037	184,228
126,000	PPL Capital Funding, Inc. 5.00%, 03/15/2044	133,738
324,000	Public Service Electric & Gas Co., MTN 2.38%, 05/15/2023	319,006
259,000	Southern Co. (The) 2.45%, 09/01/2018	261,263

		1,491,525

	Total Corporate Bonds & Notes (Cost $48,424,660)	49,175,266

FOREIGN CORPORATE BONDS & NOTES - 5.2%

Banks - 1.6%
500,000	Bank of Nova Scotia (The), MTN 1.30%, 08/28/2019 (d)	506,179
200,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 2.30%, 03/10/2019 (b)(c)	200,637
200,000	Intesa Sanpaolo SpA 5.02%, 06/26/2024 (b)	188,425
394,000	Macquarie Bank, Ltd. 2.60%, 06/24/2019 (b)	398,030
249,000	Mizuho Bank, Ltd. 2.45%, 04/16/2019 (b)	250,336
441,000	Royal Bank of Canada 1.20%, 09/19/2017 (c)	440,946
240,000	Standard Chartered PLC 5.70%, 03/26/2044 (b)	248,333

		2,232,886

Capital Goods - 0.6%
750,000	BlackRock Capital Investment Corp. 5.50%, 02/15/2018	773,437

Diversified Financials - 0.2%
304,000	Invesco Finance PLC 3.13%, 11/30/2022	306,177

Principal Amount ($)		Value ($)

Energy - 1.0%
108,000	BP Capital Markets PLC 1.38%, 05/10/2018	107,722
205,000	CNOOC Nexen Finance 2014 ULC 4.25%, 04/30/2024	213,950
138,000	Nexen, Inc. 6.40%, 05/15/2037	172,139
201,000	Petrobras Global Finance BV 5.38%, 01/27/2021	206,829
95,000	Petroleos Mexicanos 3.50%, 07/18/2018	96,672
325,000	Shell International Finance BV 3.40%, 08/12/2023	334,588
106,000	Statoil ASA 4.80%, 11/08/2043	117,303
95,000	Weatherford International, Ltd. 5.95%, 04/15/2042	83,125

		1,332,328

Insurance - 0.1%
100,000	XLIT, Ltd. 5.25%, 12/15/2043	107,916

Materials - 0.5%
205,000	Agrium, Inc. 4.90%, 06/01/2043	213,780
103,000	Kinross Gold Corp. 5.95%, 03/15/2024	109,437
	Teck Resources, Ltd.
192,000	3.75%, 02/01/2023 (c)	187,200
109,000	5.40%, 02/01/2043	104,368
157,000	Yamana Gold, Inc. 4.95%, 07/15/2024	158,017

		772,802

Media (b) - 0.1%
208,000	Cogeco Communications, Inc. 4.88%, 05/01/2020	213,200

Pharmaceuticals, Biotechnology & Life Sciences - 0.6%
	Actavis Funding SCS
237,000	1.30%, 06/15/2017	236,988
197,000	3.85%, 06/15/2024	201,215
99,000	4.85%, 06/15/2044	100,728
213,000	Perrigo Co. PLC 2.30%, 11/08/2018	214,135
44,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018 (b)(c)	44,138

		797,204

Software & Services (b) - 0.1%
109,000	Tencent Holdings, Ltd. 3.38%, 05/02/2019	111,489

Telecommunication Services - 0.4%
295,000	America Movil SAB de CV 5.00%, 03/30/2020	316,643
200,000	Telecom Italia SpA 5.30%, 05/30/2024 (b)	203,000

		519,643

	Total Foreign Corporate Bonds & Notes (Cost $7,090,066)	7,167,082

See accompanying Notes to Financial Statements.	29

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

MUNICIPAL BONDS & NOTES - 10.2%
750,000	Belding Area Schools, GO Insured: Q-SBLF 6.50%, 05/01/2025	849,435
765,000	City of Fort Collins 0.98%, 12/01/2032 (d)	765,000
750,000	Clark County School District Finance Corp. Insured: State Intercept 5.20%, 06/01/2026	805,162
635,000	Comstock Park Public Schools Insured: Q-SBLF 6.30%, 05/01/2026	718,356
1,550,000	Indiana Development Finance Authority 1.05%, 12/01/2038 (d)	1,550,000
	Industry Public Facilities Authority of California Insured: AGM
750,000	5.04%, 01/01/2027	773,618
235,000	5.75%, 01/01/2024	235,157
750,000	Kindred Public School District No. 2 6.00%, 08/01/2027	883,102
	Mississippi Business Finance Corp.
1,440,000	1.15%, 08/01/2021 (d)	1,440,000
1,400,000	1.20%, 12/01/2025 (d)	1,400,000
720,000	New York State Dormitory Authority 5.00%, 01/01/2024	707,947
750,000	North Texas Tollway Authority 8.91%, 02/01/2030	868,087
650,000	Pennsylvania Turnpike Commission 7.47%, 06/01/2025	696,963
200,000	7.47%, 06/01/2025	221,550
320,000	Port Authority of New York & New Jersey 4.46%, 10/01/2062	337,533
300,000	San Francisco City & County Redevelopment Agency 8.26%, 08/01/2029	377,400
470,000	Stanton Redevelopment Agency 8.63%, 12/01/2025	591,627
750,000	Washington Higher Education Facilities Authority 4.27%, 10/01/2022	765,113

	Total Municipal Bonds & Notes (Cost $13,904,117)	13,986,050

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES - 2.2%
176,513	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX 5.48%, 01/15/2049 (d)	176,333
230,000	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (d)	234,951
	Commercial Mortgage Pass-Through Certificates
120,000	Series 2014-CR14, Class AM 4.53%, 02/10/2047 (d)	129,230
100,000	Series 2013-LC13, Class AM 4.56%, 08/10/2046 (b)(d)	107,651

Principal Amount ($)		Value ($)

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES (continued)
	GS Mortgage Securities Trust
946	Series 2011-GC5, Class A2 3.00%, 08/10/2044	946
205,000	Series 2014, Class C 3.79%, 01/10/2031 (b)	202,518
105,000	Series 2014-GC20, Class AS 4.26%, 04/10/2047	109,379
	JPMBB Commercial Mortgage Securities Trust
100,000	Series 2014-C18, Class C 4.81%, 02/15/2047 (d)	101,477
153,000	Series 2013-C17, Class C 4.89%, 01/15/2047 (d)	157,116
	LB-UBS Commercial Mortgage Trust
250,000	Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (b)	250,089
220,000	Series 2007-C6, Class AM 6.11%, 07/15/2040 (d)	222,879
	Morgan Stanley Bank of America Merrill Lynch Trust
210,000	Series 2013-C10, Class AS 4.08%, 07/15/2046 (d)	220,858
191,000	Series 2013-C10, Class C 4.08%, 07/15/2046 (d)	192,702
	Morgan Stanley Capital I Trust
100,000	Series 2012-C4, Class B 5.21%, 03/15/2045 (b)(d)	108,877
52,969	Series 2006-T21, Class AJ 5.27%, 10/12/2052 (d)	52,931
230,000	Series 2007-IQ16, Class AMA 6.06%, 12/12/2049 (d)	235,300
	WF-RBS Commercial Mortgage Trust
115,000	Series 2013-C17, Class AS 4.26%, 12/15/2046	122,223
263,000	Series 2014-LC14, Class AS 4.35%, 03/15/2047 (d)	279,269
140,000	Series 2014-C19, Class B 4.72%, 03/15/2047 (d)	148,335

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $3,116,264)	3,053,064

SOVEREIGN BONDS - 0.7%
200,000	Brazilian Government International Bond 4.25%, 01/07/2025 (c)	197,250
226,000	Chile Government International Bond 3.63%, 10/30/2042 (c)	223,582
200,000	Colombia Government International Bond 2.63%, 03/15/2023	192,750
210,000	Mexico Government International Bond, MTN 4.75%, 03/08/2044	204,750
133,000	Turkey Government International Bond 3.25%, 03/23/2023	122,240

	Total Sovereign Bonds (Cost $962,836)	940,572

30	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

U.S. GOVERNMENT AGENCIES (f) - 6.9%
2,000,000	Federal Home Loan Bank 1.00%, 10/28/2022	1,994,060
	Federal Home Loan Mortgage Corp.
1,000,000	1.00%, 05/25/2021	994,491
1,000,000	1.00%, 06/30/2021	987,827
996,000	2.00%, 06/09/2021	996,362
	Federal National Mortgage Assoc.
1,000,000	1.00%, 12/30/2019	992,096
1,500,000	1.00%, 06/30/2021	1,491,391
2,000,000	1.38%, 10/29/2020	1,988,260

	Total U.S. Government Agencies (Cost $9,487,983)	9,444,487

U.S. TREASURIES - 3.2%
	U.S. Treasury Notes
1,500,000	0.75%, 09/30/2018	1,490,625
1,500,000	1.00%, 10/15/2019	1,485,175
1,500,000	1.13%, 09/30/2021	1,451,250

	Total U.S. Treasuries (Cost $4,492,737)	4,427,050

	Total Bonds & Notes (Cost $108,239,266)	109,042,000

Shares

Domestic Equity - 3.8%

COMMON STOCKS - 2.1%

Energy (g) - 0.1%
4,563	Linn Energy, Inc.	123,201

Food, Beverage & Tobacco - 0.3%
5,700	Mead Johnson Nutrition Co.	507,756

Real Estate - 1.7%
28,666	Gramercy Property Trust, REIT (c)	753,916
23,221	Phillips Edison Grocery Center REIT I, Inc. (g)(h)	204,347
158,000	VEREIT, Inc., REIT	1,341,420

		2,299,683

	Total Common Stocks (Cost $3,326,599)	2,930,640

PREFERRED STOCKS - 1.7%

Banks - 1.7%
30,000	Countrywide Capital V	775,575
22,109	First Republic Bank, Series E (c)(e)	597,883
28,000	GMAC Capital Trust I, Series 2	713,790
6,572	Wells Fargo & Co. (e)	175,028

		2,262,276

	Total Preferred Stocks (Cost $2,214,318)	2,262,276

	Total Domestic Equity (Cost $5,540,917)	5,192,916

Shares		Value ($)

Foreign Equity - 1.2%

PREFERRED STOCKS - 1.2%

Industrial - 1.2%
1,200	Allergan PLC, Series A	1,016,550
975	Teva Pharmaceutical Industries, Ltd.	562,136

		1,578,686

	Total Preferred Stocks (Cost $1,790,785)	1,578,686

	Total Foreign Equity (Cost $1,790,785)	1,578,686

Registered Investment Companies - 8.8%
55,606	BlackRock Build America Bond Trust	1,245,018
34,025	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc.	862,534
51,655	DoubleLine Income Solutions Fund	1,036,716
58,872	Nuveen Build America Bond Fund	1,230,425
140,000	Nuveen Credit Strategies Income Fund	1,216,600
46,950	PCM Fund, Inc.	476,543
34,400	PIMCO Corporate & Income Opportunity Fund	540,080
79,000	PIMCO Dynamic Credit & Mortgage Income Fund	1,693,760
3,385,218	State Street Navigator Prime Securities Lending Portfolio (i)	3,385,218
35,497	Templeton Emerging Markets Income Fund (c)	398,631

	Total Registered Investment Companies (Cost $11,879,552)	12,085,525

Cash Equivalents - 9.3%
12,790,989	State Street Institutional U.S. Government Money Market Fund, Premier Class	12,790,989

	Total Cash Equivalents (Cost $12,790,989)	12,790,989

Total Investments - 102.5%		140,690,116

(Cost $140,241,509)
Other Assets & Liabilities, Net - (2.5)%		(3,484,035)

Net Assets - 100.0%		137,206,081

(a)	Securities are grouped by coupon and represent a range of maturities.
(b)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2017, these securities amounted to $6,869,564 or 5.0% of net assets.
(c)	Securities (or a portion of securities) on loan. As of March 31, 2017, the market value of securities loaned was $4,072,031. The loaned securities were secured with cash and securities collateral of $4,144,867. Collateral is calculated based on prior day’s prices. See Note 4.
(d)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2017.
(e)	Perpetual maturity. Maturity date presented represents the next call date.

See accompanying Notes to Financial Statements.	31

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2017	Highland Fixed Income Fund

(f)	Step coupon bond. The interest rate shown reflects the rate in effect March 31, 2017 and will reset at a future date.
(g)	Non-income producing security.
(h)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $204,347, or 0.1% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2017.
(i)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

AGM	Assured Guaranty Municipal Corp.
GO	General Obligation
MTN	Medium-Term Note
PLC	Public Limited Company
Q-SBLF	Qualified School Board Loan Fund
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$9,675	$9,675
Corporate Bonds & Notes	3,375,543	3,375,543
Total Borrowings	$3,385,218	$3,385,218
Gross amount of recognized liabilities for securities lending transactions		$3,385,218

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

32	See accompanying Notes to Financial Statements.

THIS PAGE LEFT BLANK INTENTIONALLY

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2017 (unaudited)

	Highland Global Allocation Fund ($)	Highland Premier Growth Equity Fund ($)	Highland Small-Cap Equity Fund ($)
Assets
Investments, at value(a)	907,048,967	156,351,749	63,377,896
Affiliated investments, at value (Note 10)	179,626,916	3,615,227	—

Total Investments, at value	1,086,675,883	159,966,976	63,377,896
Cash equivalents (Note 2)	—	—	—
Cash	8,378,558	5,263,017	1,493,719
Restricted Cash — Futures (Note 3)	4,986,088	—	66,000
Restricted Cash — Securities Sold Short (Note 2)	40,338,044	2,961,200	—
Receivable for:
Investments sold	30,965,301	624,248	—
Dividends and interest	5,376,099	94,817	130,360
Investment advisory and administration fees (Note 7)	—	—	—
Fund shares sold	2,251,009	16,270	544,763
Variation margin on futures contracts	52,091	—	71,110
Prepaid expenses and other assets	179,179	39,437	32,221

Total assets	1,179,202,252	168,965,965	65,716,069

Liabilities
Due to broker	202,278,474	—	—
Securities sold short, at value (Notes 2 and 8)	93,372,407	2,956,200	—
Written options contracts, at value (Note 3)	2,286,250	—	—

Payable for:
Upon receipt of securities loaned (Note 4)	193,652	11,363,421	4,375,389
Distributions to shareholders	76,495	—	—
Investments purchased	18,836,564	497,724	—
Fund shares redeemed	5,615,243	1,235,645	11,057
Investment advisory and administration fees (Note 7)	295,982	78,193	36,042
Trustees’ fees	—	983	—
Distribution and shareholder service fees (Note 7)	39,567	5,719	2,001
Transfer agent fees	304,823	46,601	13,350
Interest expense (Note 6)	19,126	5,206	2,120
Commitment fee payable (Note 6)	—	—	—
Accrued expenses and other liabilities	398,902	107,932	23,248

Total liabilities	323,717,485	16,297,624	4,463,207

Commitments and Contingencies (Note 7)

Net Assets	855,484,767	152,668,341	61,252,862

Net Assets Consist of:
Par value (Note 1)	95,233	5,529	4,126
Paid-in capital	1,298,809,021	99,916,327	48,344,735
Accumulated net investment income (loss)	2,445,151	55,785	497,045
Accumulated net realized gain (loss) from investments, securities sold short, written options, futures contracts and foreign currency transactions	(123,269,942)	17,039,536	3,521,368
Net unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts and foreign currency translations	(322,594,696)	35,651,164	8,885,588

Net Assets	855,484,767	152,668,341	61,252,862

Investments, at cost	1,195,600,183	120,660,901	54,468,781
Affiliated investments, at cost (Note 10)	188,032,580	3,500,747	—
Cash equivalents, at cost (Note 2)	—	—	—
Proceeds from securities sold short	68,606,357	2,802,036	—
Written option premiums received	2,549,182	—	—
(a) Includes market value of securities on loan:	462,730	21,560,182	8,467,949

34	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Total Return Fund ($)	Highland Tax- Exempt Fund ($)	Highland Fixed Income Fund ($)

56,545,123	13,053,658	127,899,127
—	—	—

56,545,123	13,053,658	127,899,127
19,562,132	384,780	12,790,989
—	—	—
—	—	—
—	—	—

380,821	—	—
128,900	184,461	971,607
—	3,317	—
63,596	377	152,271
—	—	—
73,240	25,654	36,406

76,753,812	13,652,247	141,850,400

—	—	—
—	—	—
—	—	—

1,983,581	—	3,385,218
—	6,124	32,622
832,151	—	870,341
357,087	96,268	202,084
31,308	—	32,741
—	—	—
2,655	575	4,214
22,976	4,730	38,917
—	—	—
—	48	—
47,471	17,053	78,182

3,277,229	124,798	4,644,319

73,476,583	13,527,449	137,206,081

3,246	1,183	10,670
69,121,981	12,821,065	139,046,914
164,342	51,661	(143,196)

(537,175)	374,258	(2,156,914)

4,724,189	279,282	448,607

73,476,583	13,527,449	137,206,081

51,816,961	12,774,376	127,450,520
—	—	—
19,561,961	384,780	12,790,989
—	—	—
—	—	—
4,753,224	—	4,072,031

See accompanying Notes to Financial Statements.	35

STATEMENTS OF ASSETS AND LIABILITIES (concluded)

As of March 31, 2017 (unaudited)

	Highland Global Allocation Fund ($)	Highland Premier Growth Equity Fund ($)	Highland Small-Cap Equity Fund ($)
Class A:
Net assets	308,353,352	103,413,428	42,693,162
Shares outstanding ($0.001 par value; unlimited shares authorized)	35,297,971	3,659,932	2,852,402
Net asset value per share(a)(b)	8.74	28.26	14.97
Maximum offering price per share(c)	9.27	29.98	15.88

Class C:
Net assets	213,651,468	15,384,623	4,329,704
Shares outstanding ($0.001 par value; unlimited shares authorized)	27,879,266	723,643	398,744
Net asset value and offering price per share(a)	7.66	21.26	10.86

Class Y:
Net assets	333,479,947	33,870,290	14,229,996
Shares outstanding ($0.001 par value; unlimited shares authorized)	32,055,414	1,145,893	874,448
Net asset value, offering and redemption price per share	10.40	29.56	16.27

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.
(c)

The sales charge is 5.75% for all Funds except for the Tax-Exempt Fund and Fixed Income Fund, which is 4.25%. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

36	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Total Return Fund ($)	Highland Tax- Exempt Fund ($)	Highland Fixed Income Fund ($)

55,286,583	12,576,796	108,556,130
2,427,478	1,100,171	8,440,961
22.78	11.43	12.86
24.17	11.94	13.43

5,597,229	894,448	3,567,330
273,287	78,303	277,024
20.48	11.42	12.88

12,592,771	56,205	25,082,621
544,622	4,532	1,951,526
23.12	12.40	12.85

See accompanying Notes to Financial Statements.	37

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2017 (unaudited)

	Highland Global Allocation Fund ($)	Highland Premier Growth Equity Fund ($)	Highland Small-Cap Equity Fund ($)
Investment Income
Income:
Dividends from unaffiliated issuers	27,158,078	1,127,187	683,443
Dividends from affiliated issuers (Note 10)	969,313	747	—
Less: Foreign taxes withheld	(59,999)	—	(200)
Securities lending income (Note 4)	55,352	35,698	175,402
Interest from unaffiliated issuers	16,912,614	—	—
Interest from affiliated issuers (Note 10)	2,369,381	—	—
Other income	52,642	—	—

Total Income	47,457,381	1,163,632	858,645

Expenses:
Investment advisory (Note 7)	1,830,505	490,915	260,729
Distribution and shareholder service fees: (Note 7)
Class A	397,603	139,437	47,858
Class C	1,174,466	89,617	17,373
Transfer agent fees	524,622	100,994	34,310
Trustees fees (Note 7)	92,924	17,183	4,229
Accounting services fees (Note 7)	288,749	34,363	15,488
Audit fees	163,314	30,405	8,901
Legal fees	338,414	58,549	15,625
Registration fees	35,861	25,765	24,377
Insurance	74,717	11,105	2,713
Reports to shareholders	116,985	25,775	5,368
Interest expense (Note 6)	187,790	60,923	25,637
Commitment fees-credit agreement (Note 6)	26,254	4,733	1,312
Dividends and fees on securities sold short (Note 2)	309,559	—	—
Other	74,816	10,214	4,081

Total operating expenses before waiver and reimbursement (Note 7)	5,636,579	1,099,978	468,001
Less: Expenses waived or borne by the adviser and administrator	—	—	(105,502)
Less: Reimbursement of custodian fees (Note 7)	(57,750)	(2,254)	(1,000)

Net operating expenses	5,578,829	1,097,724	361,499

Net investment income	41,878,552	65,908	497,146

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments from unaffiliated issuers	(48,938,746)	17,442,226	3,027,073
Securities sold short (Note 2)	(599,533)	—	—
Written options contracts (Note 3)	27,015,892	208,407	365,428
Futures contracts (Note 3)	4,715,508	—	137,245
Foreign currency related transactions	23,704	21,415	—
Change in unrealized appreciation (depreciation) on:
Investments	80,613,458	(10,536,513)	2,376,012
Securities sold short (Note 2)	(7,115,763)	(154,164)	—
Written options contracts (Note 3)	(19,102,798)	—	(242,151)
Futures contracts (Note 3)	(699,714)	—	68,422
Foreign currency related translations	(3,392)	—	—

Net realized and unrealized gain (loss) on investments	35,908,616	6,981,371	5,732,029

Total increase (decrease) in net assets resulting from operations	77,787,168	7,047,279	6,229,175

38	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Total Return Fund ($)	Highland Tax- Exempt Fund ($)	Highland Fixed Income Fund ($)

448,632	—	715,965
—	—	—
(17,986)	—	(5,119)
16,079	—	9,665
149,586	313,000	1,685,877
—	—	—
27,500	—	—

623,811	313,000	2,406,388

183,339	37,024	206,980

69,664	24,565	141,313
28,828	6,929	21,695
44,297	8,374	75,118
7,041	2,140	12,837
58,932	11,135	43,072
14,958	6,158	24,387
25,483	9,256	40,242
23,099	20,038	23,468
4,384	1,691	7,789
9,124	3,399	12,719
—	472	—
2,089	757	3,762
—	—	—
2,594	1,412	3,930

473,832	133,350	617,312
(35,267)	(31,698)	1,727
(46,247)	(203)	(3,764)

392,318	101,449	615,275

231,493	211,551	1,791,113

(28,713)	375,894	(380,533)
—	—	—
—	—	—
	—	(1)
(210)	—	—

4,042,865	(1,315,114)	(1,653,089)
—	—	—
—	—	—
—	—	—
(1,521)	—	—

4,012,421	(939,220)	(2,033,623)

4,243,914	(727,669)	(242,510)

See accompanying Notes to Financial Statements.	39

STATEMENTS OF CHANGES IN NET ASSETS

	Highland Global Allocation Fund		Highland Premier Growth Equity Fund

	Six Months Ended March 31, 2017 (unaudited) ($)	Year Ended September 30, 2016 ($)	Six Months Ended March 31, 2017 (unaudited) ($)	Year Ended September 30, 2016 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	41,878,552	96,356,497	65,908	32,398
Net realized gain (loss) on investments, securities sold short, written options, futures contracts and foreign currency transactions	(17,783,175)	(84,722,392)	17,672,048	37,679,345
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts and foreign currency transactions	53,691,791	29,289,030	(10,690,677)	(12,299,434)

Net increase (decrease) from operations	77,787,168	40,923,135	7,047,279	25,412,309

Distributions to shareholders from:
Net investment income
Class A	(13,874,562)	(25,412,167)	—	—
Class C	(10,599,764)	(21,982,759)	—	—
Class R*	—	(10,145)	—	—
Class Y	(14,458,797)	(28,369,519)	—	—
Net realized gains
Class A	—	—	(24,053,206)	(13,679,940)
Class C	—	—	(5,037,803)	(2,496,399)
Class R*	—	—	—	(41,512)
Class Y	—	—	(6,603,213)	(2,858,075)
Return of Capital
Class A	—	(1,373,774)	—	—
Class C	—	(1,181,620)	—	—
Class Y	—	(1,910,267)	—	—

Total distributions	(38,933,123)	(80,240,251)	(35,694,222)	(19,075,926)

Increase (decrease) in net assets from operations and distributions	38,854,045	(39,317,116)	(28,646,943)	6,336,383

Share transactions:
Proceeds from sale of shares
Class A	21,501,422	56,983,751	3,670,673	26,455,803
Class C	13,212,870	43,427,320	556,569	18,638,139
Class R*	—	468,036	—	134,892
Class Y	80,850,119	171,334,307	6,478,051	14,576,359
Value of distributions reinvested
Class A	12,550,905	24,038,268	23,321,947	13,177,863
Class C	7,521,424	15,924,913	4,479,595	2,210,199
Class R*	—	10,145	—	41,512
Class Y	11,261,746	22,100,704	5,913,984	2,437,135
Cost of shares redeemed
Class A	(51,350,237)	(180,976,062)	(22,374,467)	(95,866,930)
Class C	(61,363,399)	(193,204,786)	(6,793,386)	(18,175,891)
Class R*	—	(1,048,235)	—	(543,753)
Class Y	(143,506,501)	(580,662,411)	(9,159,535)	(18,652,595)

Net increase (decrease) from shares transactions	(109,321,651)	(621,604,050)	6,093,431	(55,567,267)

Total increase (decrease) in net assets	(70,467,606)	(660,921,166)	(22,553,512)	(49,230,884)
Net Assets
Beginning of period	925,952,373	1,586,873,539	175,221,853	224,452,737

End of period	855,484,767	925,952,373	152,668,341	175,221,853

Accumulated net investment income (loss)	2,445,151	(500,278)	55,785	(9,852)

*	Class R Shares liquidated on March 15, 2016.

40	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Small-Cap Equity Fund		Highland Total Return Fund		Highland Tax-Exempt Fund

Six Months Ended March 31, 2017 (unaudited) ($)	Year Ended September 30, 2016 ($)	Six Months Ended March 31, 2017 (unaudited) ($)	Year Ended September 30, 2016 ($)	Six Months Ended March 31, 2017 (unaudited) ($)	Year Ended September 30, 2016 ($)

497,146	318,221	231,493	1,127,397	211,551	434,923
3,529,746	2,292,368	(28,923)	349,703	375,894	(1,636)
2,202,283	5,546,256	4,041,344	6,729,744	(1,315,114)	464,416

6,229,175	8,156,845	4,243,914	8,206,844	(727,669)	897,703

(229,699)	—	(619,881)	(997,370)	(201,071)	(405,626)
(10,276)	—	(17,718)	(136,143)	(9,250)	(22,976)
—	—	—	(17)	—	—
(81,377)	—	(156,818)	(207,486)	(1,230)	(6,308)

(1,628,044)	(4,220,105)	(390,422)	(5,816,092)	—	(534,409)
(184,221)	(490,516)	(44,461)	(866,320)	—	(56,931)
—	(1,011)	—	(118)	—	—
(417,374)	(291,974)	(77,674)	(954,098)	—	(11,298)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(2,550,991)	(5,003,606)	(1,306,974)	(8,977,644)	(211,551)	(1,037,548)

3,678,184	3,153,239	2,936,940	(770,800)	(939,220)	(139,845)

8,312,096	6,409,035	707,608	2,547,888	611,208	13,200,700
1,273,719	570,872	174,440	4,502,651	1,587	2,713,712
—	5,698	—	—	—	—
8,741,113	7,927,937	2,009,695	7,522,762	278	58,473

1,719,164	4,089,247	899,697	6,043,373	106,045	555,775
182,454	469,907	34,002	445,816	4,427	32,821
—	1,011	—	136	—	—
492,079	271,511	228,122	1,048,479	852	15,021

(5,960,572)	(6,875,789)	(4,913,010)	(11,292,958)	(12,774,353)	(6,556,251)
(523,651)	(850,353)	(1,042,801)	(4,660,904)	(907,789)	(2,048,227)
—	(6,617)	—	(1,200)	—	—
(4,002,722)	(4,042,179)	(2,224,452)	(4,014,295)	(96,996)	(337,583)

10,233,680	7,970,280	(4,126,699)	2,141,748	(13,054,741)	7,634,441

13,911,864	11,123,519	(1,189,759)	1,370,948	(13,993,961)	7,494,596

47,340,998	36,217,479	74,666,342	73,295,394	27,521,410	20,026,814

61,252,862	47,340,998	73,476,583	74,666,342	13,527,449	27,521,410

497,045	321,251	164,342	727,266	51,661	51,661

See accompanying Notes to Financial Statements.	41

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Highland Fixed Income Fund

	Six Months Ended March 31, 2017 (unaudited) ($)	Year Ended September 30, 2016 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	1,791,113	3,395,350
Net realized gain (loss) on investments and futures contracts	(380,534)	336,204
Net increase (decrease) in unrealized appreciation (depreciation) on investments	(1,653,089)	4,840,964

Net increase (decrease) from operations	(242,510)	8,572,518

Distributions to shareholders from:
Net investment income
Class A	(1,545,461)	(3,094,110)
Class C	(42,822)	(114,635)
Class R*	—	(136)
Class Y	(308,371)	(123,610)
Return of Capital
Class A	—	(279,296)
Class C	—	(14,409)
Class Y	—	(10,151)

Total distributions	(1,896,654)	(3,636,347)

Increase (decrease) in net assets from operations and distributions	(2,139,164)	4,936,171

Share transactions:
Proceeds from sale of shares
Class A	2,401,477	6,052,511
Class C	249,562	7,260,554
Class Y	23,325,783	2,757,070
Value of distributions reinvested
Class A	1,372,904	2,989,019
Class C	28,720	99,577
Class R*	—	123
Class Y	280,190	123,055
Cost of shares redeemed
Class A	(11,921,393)	(21,905,017)
Class C	(2,209,313)	(5,742,870)
Class R*	—	(12,109)
Class Y	(1,185,610)	(4,185,229)

Net increase (decrease) from shares transactions	12,342,320	(12,563,316)

Total increase (decrease) in net assets	10,203,156	(7,627,145)
Net Assets
Beginning of period	127,002,925	134,630,070

End of period	137,206,081	127,002,925

Accumulated net investment loss	(143,196)	(37,655)

*	Class R Shares liquidated on March 15, 2016.

42	See accompanying Notes to Financial Statements.

THIS PAGE LEFT BLANK INTENTIONALLY

STATEMENTS OF CHANGES IN NET ASSETS (continued)

CAPITAL STOCK ACTIVITY - SHARES

	Highland Global Allocation Fund		Highland Premier Growth Equity Fund

	Six Months Ended March 31, 2017 (unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (unaudited)	Year Ended September 30, 2016
Class A:
Shares sold	2,412,955	7,236,362	121,756	810,735
Issued for distribution reinvested	1,426,413	3,121,408	869,573	389,417
Shares redeemed	(5,820,728)	(23,272,353)	(751,754)	(3,022,179)

Net increase (decrease) in fund shares	(1,981,360)	(12,914,583)	239,575	(1,822,027)

Class C:
Shares sold	1,677,757	6,266,523	26,280	678,111
Issued for distribution reinvested	972,832	2,336,210	221,433	80,283
Shares redeemed	(7,894,195)	(28,066,560)	(294,867)	(701,299)

Net increase (decrease) in fund shares	(5,243,606)	(19,463,827)	(47,154)	57,095

Class R:*
Shares sold	—	56,933	—	3,866
Issued for distribution reinvested	—	1,405	—	1,250
Shares redeemed	—	(149,242)	—	(17,775)

Net decrease in fund shares	—	(90,904)	—	(12,659)

Class Y:
Shares sold	7,715,277	18,830,850	215,054	434,358
Issued for distribution reinvested	1,076,954	2,446,287	210,988	69,732
Shares redeemed	(13,711,793)	(63,807,546)	(288,288)	(562,923)

Net increase (decrease) in fund shares	(4,919,562)	(42,530,409)	137,754	(58,833)

*	Class R Shares liquidated on March 15, 2016.

44	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Small-Cap Equity Fund		Highland Total Return Fund		Highland Tax-Exempt Fund

Six Months Ended March 31, 2017 (unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (unaudited)	Year Ended September 30, 2016

580,442	483,427	31,924	121,128	52,625	1,126,467
128,348	361,880	40,374	286,796	9,257	47,532
(424,490)	(573,114)	(219,945)	(529,286)	(1,121,050)	(557,979)

284,300	272,193	(147,647)	(121,362)	(1,059,168)	616,020

122,430	60,622	8,645	231,049	139	230,272
18,821	56,008	1,708	23,498	386	2,811
(51,007)	(92,225)	(52,383)	(253,389)	(78,785)	(174,163)

90,244	24,405	(42,030)	1,158	(78,260)	58,920

—	443	—	—	—	—
—	91	—	6	—	—
—	(645)	—	(59)	—	—

—	(111)	—	(53)	—	—

566,212	558,259	88,261	347,515	22	4,629
33,753	22,219	10,074	49,020	68	1,185
(267,720)	(296,420)	(99,592)	(195,467)	(7,861)	(26,487)

332,245	284,058	(1,257)	201,068	(7,771)	(20,673)

See accompanying Notes to Financial Statements.	45

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

CAPITAL STOCK ACTIVITY - SHARES

	Highland Fixed Income Fund

	Six Months Ended March 31, 2017 (unaudited)	Year Ended September 30, 2016
Class A:
Shares sold	186,550	474,500
Issued for distribution reinvested	106,818	234,331
Shares redeemed	(927,900)	(1,717,831)

Net decrease in fund shares	(634,532)	(1,009,000)

Class C:
Shares sold	19,383	577,411
Issued for distribution reinvested	2,232	7,798
Shares redeemed	(171,695)	(451,576)

Net increase (decrease) in fund shares	(150,080)	133,633

Class R:*
Shares sold	—	—
Issued for distribution reinvested	—	10
Shares redeemed	—	(963)

Net decrease in fund shares	—	(953)

Class Y:
Shares sold	1,799,807	217,506
Issued for distribution reinvested	21,833	9,665
Shares redeemed	(92,293)	(325,407)

Net increase (decrease) in fund shares	1,729,347	(98,236)

*	Class R Shares liquidated on March 15, 2016.

46	See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2017 (unaudited)	Highland Global Allocation Fund

($)
Cash Flows Provided by (Used for) Operating Activities:
Net increase in net assets resulting from operations	77,787,168

Adjustments to Reconcile Net Investment Income to Net Cash Used for Operating Activities Operating Activities:
Purchases of investment securities from unaffiliated issuers	(728,841,432)
Proceeds from disposition of investment securities from unaffiliated issuers	869,223,006
Purchases of purchased options	(16,900,438)
Purchases of securities sold short	(61,705,145)
Proceeds from securities sold short	44,254,794
Decrease in restricted cash	69,474,561
Paydowns at cost	12,706,508
Net accretion of discount	(6,312,133)
Net premium received on open written options contracts	2,069,847
Net realized loss on Investments from unaffiliated issuers	36,232,238
Net realized gain on securities sold short, written options contracts and foreign currency transactions	(26,440,063)
Net change in unrealized appreciation/ (depreciation) on investments, securities sold short, written options contracts and translation on assets and liabilities denominated in foreign currency	(54,391,505)
Increase in receivable for investments sold	(9,266,583)
Decrease in receivable for dividends and interest	6,656,973
Increase in other assets	(170,013)
Decrease in payable upon receipt of securities on loan	(3,084,583)
Decrease in payable for investments purchased	(19,522,328)
Decrease in due to broker	(12,907,138)
Decrease in payable for interest expense	(57,066)
Decrease in payables to related parties	(17,566)
Decrease in payable for distribution and shareholder service fees	(4,658)
Decrease in payable for variation margin	(319,024)
Increase in payable to transfer fees	69,216
Decrease in payable for commitment fees	(10,579)
Decrease in accrued expenses and other liabilities	(154,763)

Net cash flow used for operating activities	178,369,294

Decrease in notes payable	(40,000,000)
Distributions paid in cash	(7,598,576)
Payments on shares redeemed	(253,848,412)
Proceeds from shares sold	114,706,510

Net cash flow received from (used in) financing activities	(186,740,478)

Effect of exchange rate changes on cash	23,704

Net Decrease in Cash	(8,347,480)

Cash:
Beginning of year	16,726,038

End of year	8,378,558

Supplemental disclosure of cash flow information:
Reinvestment of distributions	31,334,075

Cash paid during the period for interest and commitment fees	260,531

See accompanying Notes to Financial Statements.	47

FINANCIAL HIGHLIGHTS

Highland Global Allocation Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016		2015		2014	2013	2012

Net Asset Value, Beginning of Period	$8.40		$8.35		$10.58		$9.03	$10.24	$8.15
Income from Investment Operations:
Net investment income(a)	0.40		0.73		0.26		0.16	0.15	0.07
Net realized and unrealized gain/(loss)	0.33		—		(1.69)		1.89	1.45	2.11

Total from investment operations	0.73		0.73		(1.43)		2.05	1.60	2.18
Less Distributions Declared to Shareholders:
From net investment income	(0.39)		(0.65)		(0.43)		(0.16)	(0.15)	(0.09)
From net realized gains	—		—		(0.37)		(0.34)	(2.66)	—
From return of capital	—		(0.03)		—		—	—	—

Total distributions declared to shareholders	(0.39)		(0.68)		(0.80)		(0.50)	(2.81)	(0.09)
Net Asset Value, End of Period(b)	$8.74		$8.40		$8.35		$10.58	$9.03	$10.24
Total Return(b)(c)	8.73	%(d)	9.74%		(14.68)%		23.21%	15.89%	26.97%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$308,353		$313,145		$419,111		$484,016	$214,521	$194,779
Gross operating expenses(e)	1.12	%(f)	1.36	%(f)	0.93	%(f)	0.94%	1.14%	1.41%
Net investment income/(loss)	9.03%		9.28%		2.49%		1.53%	1.38%	0.77%
Portfolio turnover rate	49	%(d)	100%		108%		195%	236%	47%

(a)	Net investment income per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.11	%(h)	1.30%	0.93%	0.94%	1.14%	1.41%
Interest expense and commitment fees	0.05%		0.12%	0.01%	—	—	—
Dividends and fees on securities sold short	0.07%		0.16%	0.02%	—	—	—

(h)	Refer to Note 7 in the Notes to the Financial Statements for discussion of prior period custodian out-of-pocket expenses that were communicated to the Fund in the current period. The amount of the reimbursement was immaterial on a per share basis.

48	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Global Allocation Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016		2015		2014	2013	2012

Net Asset Value, Beginning of Period	$7.41		$7.45		$9.53		$8.20	$9.51	$7.58
Income from Investment Operations:
Net investment income(a)	0.33		0.59		0.20		0.07	0.07	— (f)
Net realized and unrealized gain/(loss)	0.28		—		(1.54)		1.72	1.34	1.96

Total from investment operations	0.61		0.59		(1.34)		1.79	1.41	1.96
Less Distributions Declared to Shareholders:
From net investment income	(0.36)		(0.60)		(0.37)		(0.12)	(0.06)	(0.03)
From net realized gains	—		—		(0.37)		(0.34)	(2.66)	—
From return of capital	—		(0.03)		—		—	—	—

Total distributions declared to shareholders	(0.36)		(0.63)		(0.74)		(0.46)	(2.72)	(0.03)
Net Asset Value, End of Period(b)	$7.66		$7.41		$7.45		$9.53	$8.20	$9.51
Total Return(b)(c)	8.28	%(d)	8.85%		(15.28)%		22.32%	14.97%	25.97%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$213,651		$245,556		$391,754		$151,943	$4,905	$3,443
Gross operating expenses(e)	1.87	%(g)	2.11	%(g)	1.69	%(g)	1.69%	1.88%	2.16%
Net investment income/(loss)	8.39%		8.45%		2.11%		0.76%	0.67%	0.02%
Portfolio turnover rate	49	%(d)	100%		108%		195%	236%	47%

(a)	Net investment income per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Less than $0.005 per share or less than 0.005%.
(g)	Includes dividends and fees on securities sold short.
(h)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.86	%(i)	2.05%	1.69%	1.69%	1.88%	2.16%
Interest expense and commitment fees	0.05%		0.11%	0.01%	—	—	—
Dividends and fees on securities sold short	0.07%		0.17%	0.03%	—	—	—

(i)	Refer to Note 7 in the Notes to the Financial Statements for discussion of prior period custodian out-of-pocket expenses that were communicated to the Fund in the current period. The amount of the reimbursement was immaterial on a per share basis.

See accompanying Notes to Financial Statements.	49

FINANCIAL HIGHLIGHTS

Highland Global Allocation Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016		2015		2014	2013	2012

Net Asset Value, Beginning of Period	$9.93		$9.75		$12.21		$10.36	$11.38	$9.04
Income from Investment Operations:
Net investment income(a)	0.49		0.86		0.39		0.22	0.17	0.08
Net realized and unrealized gain/(loss)	0.38		0.02		(2.02)		2.16	1.65	2.37

Total from investment operations	0.87		0.88		(1.63)		2.38	1.82	2.45
Less Distributions Declared to Shareholders:
From net investment income	(0.40)		(0.66)		(0.46)		(0.19)	(0.18)	(0.11)
From net realized gains	—		—		(0.37)		(0.34)	(2.66)	—
From return of capital	—		(0.04)		—		—	—	—

Total distributions declared to shareholders	(0.40)		(0.70)		(0.83)		(0.53)	(2.84)	(0.11)
Net Asset Value, End of Period(b)	$10.40		$9.93		$9.75		$12.21	$10.36	$11.38
Total Return(b)(c)	8.81	%(d)	9.91%		(14.41)%		23.39%	16.27%	27.34%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$333,480		$367,251		$775,238		$246,907	$1,495	$3,124
Gross operating expenses(e)	0.87	%(f)	1.11	%(f)	0.69	%(f)	0.69%	0.87%	1.16%
Net investment income (loss)	9.38%		9.24%		3.16%		1.79%	1.44%	1.02%
Portfolio turnover rate	49	%(d)	100%		108%		195%	236%	47%

(a)	Net investment income per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.86	%(h)	1.05%	0.69%	0.69%	0.87%	1.16%
Interest expense and commitment fees	0.05%		0.11%	0.01%	—	—	—
Dividends and fees on securities sold short	0.07%		0.17%	0.03%	—	—	—

(h)	Refer to Note 7 in the Notes to the Financial Statements for discussion of prior period custodian out-of-pocket expenses that were communicated to the Fund in the current period. The amount of the reimbursement was immaterial on a per share basis.

50	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Premier Growth Equity Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012

Net Asset Value, Beginning of Period	$34.45		$32.32	$34.99	$31.22	$26.13	$19.39
Income (Loss) from Investment Operations:
Net investment income(a)	0.02		0.02	0.04	0.06	0.11	0.03
Net realized and unrealized gain/(loss)	1.18		4.73	(0.25)	5.70	5.12	6.71

Total from investment operations	1.20		4.75	(0.21)	5.76	5.23	6.74
Less Distributions Declared to Shareholders:
From net investment income	—	(e)	—	—	(0.04)	(0.14)	—
From net realized gains	(7.39)		(2.62)	(2.46)	(1.95)	—	—

Total distributions declared to shareholders	(7.39)		(2.62)	(2.46)	(1.99)	(0.14)	—
Net Asset Value, End of Period(b)	$28.26		$34.45	$32.32	$34.99	$31.22	$26.13
Total Return(b)(c)	4.65	%(d)	14.84%	(1.10)%	19.08%	20.12%	34.76%
Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$103,413		$117,817	$169,434	$167,187	$140,949	$127,028
Gross operating expenses(g)	1.33%		1.28%	1.13%	1.16%	1.27%	1.31%
Net investment income/(loss)	0.12%		0.07%	0.13%	0.17%	0.39%	0.14%
Portfolio turnover rate	46	%(d)	77%	18%	20%	20%	16%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	Less than $0.005 per share or less than 0.005%.
(f)	All ratios for the period have been annualized, unless otherwise indicated.
(g)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.33	%(h)	1.28%	1.13%	1.16%	1.25%	1.22%
Interest expense and commitment fees	0.08%		0.04%	0.01%	—	—	—
Dividends and fees on securities sold short	—		0.03%	—	—	—	—

(h)	Refer to Note 7 in the Notes to the Financial Statements for discussion of prior period custodian out-of-pocket expenses that were communicated to the Fund in the current period. The amount of the reimbursement was immaterial on a per share basis.

See accompanying Notes to Financial Statements.	51

FINANCIAL HIGHLIGHTS

Highland Premier Growth Equity Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012

Net Asset Value, Beginning of Period	$27.85		$26.76	$29.57	$26.82	$22.50	$16.82
Income (Loss) from Investment Operations:
Net investment loss(a)	(0.07)		(0.18)	(0.18)	(0.16)	(0.09)	(0.12)
Net realized and unrealized gain/(loss)	0.87		3.89	(0.17)	4.86	4.41	5.80

Total from investment operations	0.80		3.71	(0.35)	4.70	4.32	5.68
Less Distributions Declared to Shareholders:
From net realized gains	(7.39)		(2.62)	(2.46)	(1.95)	—	—

Total distributions declared to shareholders	(7.39)		(2.62)	(2.46)	(1.95)	—	—
Net Asset Value, End of Period(b)	$21.26		$27.85	$26.76	$29.57	$26.82	$22.50
Total Return(b)(c)	4.24	%(d)	13.98%	(1.82)%	18.21%	19.20%	33.77%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$15,385		$21,466	$19,096	$16,290	$13,589	$10,512
Gross operating expenses(f)	2.08%		2.03%	1.88%	1.91%	2.02%	2.06%
Net investment income/(loss)	(0.63)%		(0.69)%	(0.63)%	(0.58)%	(0.37)%	(0.61)%
Portfolio turnover rate	46	%(d)	77%	18%	20%	20%	16%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.08	%(g)	2.03%	1.88%	1.91%	2.00%	1.97%
Interest expense and commitment fees	0.08%		0.05%	0.01%	—	—	—
Dividends and fees on securities sold short	—		0.04%	—	—	—	—

(g)	Refer to Note 7 in the Notes to the Financial Statements for discussion of prior period custodian out-of-pocket expenses that were communicated to the Fund in the current period. The amount of the reimbursement was immaterial on a per share basis.

52	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Premier Growth Equity Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012

Net Asset Value, Beginning of Period	$35.65		$33.29	$35.89	$31.96	$26.74	$19.80
Income (Loss) from Investment Operations:
Net investment income/(loss)(a)	0.06		0.10	0.14	0.14	0.18	0.09
Net realized and unrealized gain/(loss)	1.24		4.88	(0.28)	5.85	5.24	6.85

Total from investment operations	1.30		4.98	(0.14)	5.99	5.42	6.94
Less Distributions Declared to Shareholders:
From net investment income	—		—	—	(0.11)	(0.20)	—
From net realized gains	(7.39)		(2.62)	(2.46)	(1.95)	—	—

Total distributions declared to shareholders	(7.39)		(2.62)	(2.46)	(2.06)	(0.20)	—
Net Asset Value, End of Period(b)	$29.56		$35.65	$33.29	$35.89	$31.96	$26.74
Total Return(b)(c)	4.79	%(d)	15.12%	(0.87)%	19.40%	20.45%	35.05%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$33,870		$35,939	$35,521	$31,036	$26,802	$25,083
Gross operating expenses(f)	1.08%		1.03%	0.88%	0.91%	1.02%	1.06%
Net investment income (loss)	0.36%		0.29%	0.38%	0.42%	0.64%	0.39%
Portfolio turnover rate	46	%(d)	77%	18%	20%	20%	16%

(a)	Net investment income (loss) per was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.08	%(g)	1.03%	0.88%	0.91%	1.00%	0.97%
Interest expense and commitment fees	0.08%		0.05%	0.01%	—	—	—
Dividends and fees on securities sold short	—		0.03%	—	—	—	—

(g)	Refer to Note 7 in the Notes to the Financial Statements for discussion of prior period custodian out-of-pocket expenses that were communicated to the Fund in the current period. The amount of the reimbursement was immaterial on a per share basis.

See accompanying Notes to Financial Statements.	53

FINANCIAL HIGHLIGHTS

Highland Small-Cap Equity Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012

Net Asset Value, Beginning of Period	$13.99		$12.96	$14.90	$14.93	$12.88	$10.07
Income (Loss) from Investment Operations:
Net investment income/(loss)(a)	0.13		0.11	0.01	(0.04)	(0.06)	(0.10)
Net realized and unrealized gain/(loss)	1.55		2.80	(0.27)	1.07	3.07	2.91

Total from investment operations	1.68		2.91	(0.26)	1.03	3.01	2.81
Less Distributions Declared to Shareholders:
From net investment income	(0.09)		—	—	—	—	—
From net realized gains	(0.61)		(1.88)	(1.68)	(1.06)	(0.96)	—

Total distributions declared to shareholders	(0.70)		(1.88)	(1.68)	(1.06)	(0.96)	—
Net Asset Value, End of Period(b)	$14.97		$13.99	$12.96	$14.90	$14.93	$12.88
Total Return(b)(c)	12.57	%(d)	25.87%	(2.47)%	6.93%	25.36%	27.91%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$42,693		$35,935	$29,765	$33,598	$35,882	$33,698
Gross operating expenses(f)	1.78%		2.02%	1.67%	1.62%	1.91%	2.00%
Net investment income/(loss)	1.91%		0.90%	0.04%	(0.27)%	(0.47)%	(0.86)%
Portfolio turnover rate	38	%(d)	107%	70%	26%	64%	24%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.38	%(g)	1.40%	1.21%	1.49%	1.91%	2.00%
Interest expense and commitment fees	0.10%		0.18%	0.01%	—	—	—
Dividends and fees on securities sold short	—		—	—	—	—	—

(g)	Refer to Note 7 in the Notes to the Financial Statements for discussion of prior period custodian out-of-pocket expenses that were communicated to the Fund in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund. The Ratios of Gross Operating Expenses and Net Operating Expenses to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

54	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Small-Cap Equity Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012

Net Asset Value, Beginning of Period	$10.32		$10.11	$12.06	$12.35	$10.91	$8.59
Income (Loss) from Investment Operations:
Net investment income/(loss)(a)	0.06		—	(0.08)	(0.13)	(0.16)	(0.17)
Net realized and unrealized gain/(loss)	1.12		2.09	(0.19)	0.90	2.56	2.49

Total from investment operations	1.18		2.09	(0.27)	0.77	2.40	2.32
Less Distributions Declared to Shareholders:
From net investment income	(0.03)		—	—	—	—	—
From net realized gains	(0.61)		(1.88)	(1.68)	(1.06)	(0.96)	—

Total distributions declared to shareholders	(0.64)		(1.88)	(1.68)	(1.06)	(0.96)	—
Net Asset Value, End of Period(b)	$10.86		$10.32	$10.11	$12.06	$12.35	$10.91
Total Return(b)(c)	12.18	%(d)	24.90%	(3.21)%	6.23%	24.39%	26.89%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$4,330		$3,185	$2,872	$3,213	$3,480	$2,947
Gross operating expenses(f)	2.53%		2.77%	2.42%	2.37%	2.66%	2.75%
Net investment income/(loss)	1.17%		0.15%	(0.72)%	(1.01)%	(1.21)%	(1.61)%
Portfolio turnover rate	38	%(d)	107%	70%	26%	64%	24%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.13	%(g)	2.15%	1.96%	2.23%	2.66%	2.75%
Interest expense and commitment fees	0.10%		0.18%	0.01%	—	—	—
Dividends and fees on securities sold short	—		—	—	—	—	—

(g)	Refer to Note 7 in the Notes to the Financial Statements for discussion of prior period custodian out-of-pocket expenses that were communicated to the Fund in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund. The Ratios of Gross Operating Expenses and Net Operating Expenses to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

See accompanying Notes to Financial Statements.	55

FINANCIAL HIGHLIGHTS

Highland Small-Cap Equity Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012

Net Asset Value, Beginning of Period	$15.16		$13.86	$15.79	$15.72	$13.48	$10.51
Income (Loss) from Investment Operations:
Net investment income/(loss)(a)	0.16		0.18	0.04	—	(0.05)	(0.08)
Net realized and unrealized gain/(loss)	1.68		3.00	(0.29)	1.13	3.25	3.05

Total from investment operations	1.84		3.18	(0.25)	1.13	3.20	2.97
Less Distributions Declared to Shareholders:
From net investment income	(0.12)		—	—	—	—	—
From net realized gains	(0.61)		(1.88)	(1.68)	(1.06)	(0.96)	—

Total distributions declared to shareholders	(0.73)		(1.88)	(1.68)	(1.06)	(0.96)	—
Net Asset Value, End of Period(b)	$16.27		$15.16	$13.86	$15.79	$15.72	$13.48
Total Return(b)(c)	12.68	%(d)	26.17%	(2.25)%	7.24%	25.66%	28.26%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$14,230		$8,221	$3,579	$1,745	$1,539	$460
Gross operating expenses(f)	1.53%		1.77%	1.42%	1.37%	1.64%	1.75%
Net investment income (loss)	2.10%		1.28%	0.28%	(0.01)%	(0.28)%	(0.61)%
Portfolio turnover rate	38	%(d)	107%	70%	26%	64%	24%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.13	%(g)	1.15%	0.96%	1.23%	1.64%	1.75%
Interest expense and commitment fees	0.10%		0.18%	0.01%	—	—	—
Dividends and fees on securities sold short	—		—	—	—	—	—

(g)	Refer to Note 7 in the Notes to the Financial Statements for discussion of prior period custodian out-of-pocket expenses that were communicated to the Fund in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund. The Ratios of Gross Operating Expenses and Net Operating Expenses to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

56	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Total Return Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012

Net Asset Value, Beginning of Period	$21.88		$21.99	$24.52	$22.93	$20.85	$18.03
Income (Loss) from Investment Operations:
Net investment income(a)	0.07		0.32	0.37	0.24	0.20	0.19
Net realized and unrealized gain/(loss)	1.24		2.15	(1.44)	1.57	2.09	2.87

Total from investment operations	1.31		2.47	(1.07)	1.81	2.29	3.06
Less Distributions Declared to Shareholders:
From net investment income	(0.25)		(0.35)	(0.24)	(0.22)	(0.21)	(0.24)
From net realized gains	(0.16)		(2.23)	(1.22)	—	—	—

Total distributions declared to shareholders	(0.41)		(2.58)	(1.46)	(0.22)	(0.21)	(0.24)
Net Asset Value, End of Period(b)	$22.78		$21.88	$21.99	$24.52	$22.93	$20.85
Total Return(b)(c)	6.02	%(d)	11.88%	(4.76)%	7.92%	11.15%	17.01%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$55,287		$56,345	$59,307	$69,084	$71,505	$75,216
Gross operating expenses(f)	1.28%		1.15%	1.20%	1.38%	1.34%	1.82%
Net investment income/(loss)	0.65%		1.56%	1.55%	0.99%	0.92%	0.97%
Portfolio turnover rate	37	%(d)	94%	175%	121%	138%	169%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.05	%(g)	1.15%	1.20%	1.38%	1.33%	1.60%
Interest expense and commitment fees	0.01%		—	—	—	—	—
Dividends and fees on securities sold short	—		—	—	—	—	—

(g)	Refer to Note 7 in the Notes to the Financial Statements for discussion of prior period custodian out-of-pocket expenses that were communicated to the Fund in the current period. The amount of the reimbursement was immaterial on a per share basis.

See accompanying Notes to Financial Statements.	57

FINANCIAL HIGHLIGHTS

Highland Total Return Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012

Net Asset Value, Beginning of Period	$19.61		$20.03	$22.58	$21.17	$19.25	$16.63
Income (Loss) from Investment Operations:
Net investment income/(loss)(a)	(0.01)		0.16	0.18	0.05	0.03	0.04
Net realized and unrealized gain/(loss)	1.10		1.93	(1.31)	1.45	1.94	2.65

Total from investment operations	1.09		2.09	(1.13)	1.50	1.97	2.69
Less Distributions Declared to Shareholders:
From net investment income	(0.06)		(0.28)	(0.20)	(0.09)	(0.05)	(0.07)
From net realized gains	(0.16)		(2.23)	(1.22)	—	—	—

Total distributions declared to shareholders	(0.22)		(2.51)	(1.42)	(0.09)	(0.05)	(0.07)
Net Asset Value, End of Period(b)	$20.48		$19.61	$20.03	$22.58	$21.17	$19.25
Total Return(b)(c)	5.58	%(d)	11.03%	(5.45)%	7.10%	10.28%	16.17%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$5,597		$6,183	$6,292	$5,690	$6,019	$6,965
Gross operating expenses(f)	2.03%		1.90%	1.95%	2.13%	2.09%	2.57%
Net investment income/(loss)	(0.11)%		0.83%	0.81%	0.24%	0.17%	0.22%
Portfolio turnover rate	37	%(d)	94%	175%	121%	138%	169%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.80	%(g)	1.90%	1.95%	2.13%	2.08%	2.35%
Interest expense and commitment fees	0.01%		—	—	—	—	—
Dividends and fees on securities sold short	—		—	—	—	—	—

(g)	Refer to Note 7 in the Notes to the Financial Statements for discussion of prior period custodian out-of-pocket expenses that were communicated to the Fund in the current period. The amount of the reimbursement was immaterial on a per share basis.

58	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Total Return Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012

Net Asset Value, Beginning of Period	$22.24		$22.32	$24.82	$23.20	$21.09	$18.24
Income (Loss) from Investment Operations:
Net investment income/(loss)(a)	0.10		0.37	0.57	0.30	0.27	0.24
Net realized and unrealized gain/(loss)	1.25		2.19	(1.59)	1.58	2.11	2.90

Total from investment operations	1.35		2.56	(1.02)	1.88	2.38	3.14
Less Distributions Declared to Shareholders:
From net investment income	(0.31)		(0.41)	(0.26)	(0.26)	(0.27)	(0.29)
From net realized gains	(0.16)		(2.23)	(1.22)	—	—	—

Total distributions declared to shareholders	(0.47)		(2.64)	(1.48)	(0.26)	(0.27)	(0.29)
Net Asset Value, End of Period(b)	$23.12		$22.24	$22.32	$24.82	$23.20	$21.09
Total Return(b)(c)	6.10	%(d)	12.14%	(4.51)%	8.15%	11.41%	17.36%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$12,593		$12,139	$7,695	$381	$326	$217
Gross operating expenses(f)	1.03%		0.90%	0.90%	1.14%	1.09%	1.57%
Net investment income (loss)	0.91%		1.73%	2.39%	1.24%	1.22%	1.22%
Portfolio turnover rate	37	%(d)	94%	175%	121%	138%	169%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.80	%(g)	0.90%	0.90%	1.14%	1.08%	1.35%
Interest expense and commitment fees	0.01%		—	—	—	—	—
Dividends and fees on securities sold short	—		—	—	—	—	—

(g)	Refer to Note 7 in the Notes to the Financial Statements for discussion of prior period custodian out-of-pocket expenses that were communicated to the Fund in the current period. The amount of the reimbursement was immaterial on a per share basis.

See accompanying Notes to Financial Statements.	59

FINANCIAL HIGHLIGHTS

Highland Tax-Exempt Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012

Net Asset Value, Beginning of Period	$11.82		$11.94	$12.08	$11.64	$12.34	$11.86
Income (Loss) from Investment Operations:
Net investment income(a)	0.12		0.21	0.25	0.33	0.31	0.32
Net realized and unrealized gain/(loss)	(0.39)		0.24	—	0.44	(0.70)	0.48

Total from investment operations	(0.27)		0.45	0.25	0.77	(0.39)	0.80
Less Distributions Declared to Shareholders:
From net investment income	(0.12)		(0.22)	(0.26)	(0.33)	(0.31)	(0.32)
From net realized gains	—		(0.35)	(0.13)	—	—	—

Total distributions declared to shareholders	(0.12)		(0.57)	(0.39)	(0.33)	(0.31)	(0.32)
Net Asset Value, End of Period(b)	$11.43		$11.82	$11.94	$12.08	$11.64	$12.34
Total Return(b)(c)	(2.27	)%(d)	3.85%	2.07%	6.67%	(3.26)%	6.79%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$12,577		$25,515	$18,435	$27,149	$30,390	$33,747
Gross operating expenses(f)	1.21%		1.11%	1.06%	0.98%	1.13%	1.18%
Net investment income/(loss)	2.06%		1.81%	2.11%	2.76%	2.53%	2.62%
Portfolio turnover rate	8	%(d)	1%	17%	14%	16%	26%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.91	%(g)	0.91%	0.92%	0.98%	1.12%	1.14%
Interest expense and commitment fees	0.01%		—	0.01%	—	—	—
Dividends and fees on securities sold short	—		—	—	—	—	—

(g)	Refer to Note 7 in the Notes to the Financial Statements for discussion of prior period custodian out-of-pocket expenses that were communicated to the Fund in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund. The Ratios of Gross Operating Expenses and Net Operating Expenses to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

60	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Tax-Exempt Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012

Net Asset Value, Beginning of Period	$11.81		$11.94	$12.07	$11.63	$12.33	$11.86
Income (Loss) from Investment Operations:
Net investment income(a)	0.08		0.13	0.16	0.24	0.22	0.23
Net realized and unrealized gain/(loss)	(0.39)		0.22	—	0.44	(0.71)	0.47

Total from investment operations	(0.31)		0.35	0.16	0.68	(0.49)	0.70
Less Distributions Declared to Shareholders:
From net investment income	(0.08)		(0.13)	(0.16)	(0.24)	(0.21)	(0.23)
From net realized gains	—		(0.35)	(0.13)	—	—	—

Total distributions declared to shareholders	(0.08)		(0.48)	(0.29)	(0.24)	(0.21)	(0.23)
Net Asset Value, End of Period(b)	$11.42		$11.81	$11.94	$12.07	$11.63	$12.33
Total Return(b)(c)	(2.64	)%(d)	3.01%	1.40%	5.88%	(3.98)%	5.93%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$894		$1,849	$1,166	$925	$1,000	$1,728
Gross operating expenses(f)	1.96%		1.86%	1.81%	1.73%	1.88%	1.93%
Net investment income/(loss)	1.34%		1.08%	1.37%	2.01%	1.77%	1.87%
Portfolio turnover rate	8	%(d)	1%	17%	14%	16%	26%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.66	%(g)	1.66%	1.67%	1.73%	1.87%	1.89%
Interest expense and commitment fees	0.01%		—	0.01%	—	—	—
Dividends and fees on securities sold short	—		—	—	—	—	—

(g)	Refer to Note 7 in the Notes to the Financial Statements for discussion of prior period custodian out-of-pocket expenses that were communicated to the Fund in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund. The Ratios of Gross Operating Expenses and Net Operating Expenses to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

See accompanying Notes to Financial Statements.	61

FINANCIAL HIGHLIGHTS

Highland Tax-Exempt Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012

Net Asset Value, Beginning of Period	$12.82		$12.93	$13.06	$12.58	$13.34	$12.83
Income (Loss) from Investment Operations:
Net investment income/(loss)(a)	0.14		0.27	0.31	0.38	0.36	0.37
Net realized and unrealized gain/(loss)	(0.41)		0.24	—	0.48	(0.76)	0.51

Total from investment operations	(0.27)		0.51	0.31	0.86	(0.40)	0.88
Less Distributions Declared to Shareholders:
From net investment income	(0.15)		(0.27)	(0.31)	(0.38)	(0.36)	(0.37)
From net realized gains	—		(0.35)	(0.13)	—	—	—

Total distributions declared to shareholders	(0.15)		(0.62)	(0.44)	(0.38)	(0.36)	(0.37)
Net Asset Value, End of Period(b)	$12.40		$12.82	$12.93	$13.06	$12.58	$13.34
Total Return(b)(c)	(2.13	)%(d)	4.03%	2.42%	6.97%	(3.03)%	6.97%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$56		$158	$426	$167	$266	$180
Gross operating expenses(f)	0.96%		0.86%	0.81%	0.72%	0.87%	0.93%
Net investment income (loss)	2.28%		2.10%	2.40%	3.01%	2.78%	2.87%
Portfolio turnover rate	8	%(d)	1%	17%	14%	16%	26%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.66	%(g)	0.66%	0.67%	0.72%	0.87%	0.89%
Interest expense and commitment fees	0.01%		—	0.01%	—	—	—
Dividends and fees on securities sold short	—		—	—	—	—	—

(g)	Refer to Note 7 in the Notes to the Financial Statements for discussion of prior period custodian out-of-pocket expenses that were communicated to the Fund in the current period. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund. The Ratios of Gross Operating Expenses and Net Operating Expenses to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

62	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Fixed Income Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012

Net Asset Value, Beginning of Period	$13.06		$12.58	$12.79	$12.61	$13.04	$12.54
Income (Loss) from Investment Operations:
Net investment income(a)	0.17		0.33	0.27	0.24	0.17	0.20
Net realized and unrealized gain/(loss)	(0.19)		0.50	(0.18)	0.20	(0.41)	0.59

Total from investment operations	(0.02)		0.83	0.09	0.44	(0.24)	0.79
Less Distributions Declared to Shareholders:
From net investment income	(0.18)		(0.32)	(0.27)	(0.24)	(0.17)	(0.27)
From return of capital	—		(0.03)	(0.03)	(0.02)	(0.02)	(0.02)

Total distributions declared to shareholders	(0.18)		(0.35)	(0.30)	(0.26)	(0.19)	(0.29)
Net Asset Value, End of Period(b)	$12.86		$13.06	$12.58	$12.79	$12.61	$13.04
Total Return(b)(c)	(0.18	)%(d)	6.72%	0.66%	3.47%	(1.92)%	6.35%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$108,556		$118,519	$126,892	$144,839	$161,673	$202,060
Gross operating expenses(f)	0.90%		0.91%	0.86%	0.97%	1.04%	1.14%
Net investment income/(loss)	2.58%		2.58%	2.09%	1.91%	1.32%	1.59%
Portfolio turnover rate	12	%(d)	46%	57%	283%	456%	350%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.90	%(g)	0.90%	0.86%	0.97%	1.04%	1.13%
Interest expense and commitment fees	0.01%		—	0.01%	—	—	—
Dividends and fees on securities sold short	—		—	—	—	—	—

(g)	Refer to Note 7 in the Notes to the Financial Statements for discussion of prior period custodian out-of-pocket expenses that were communicated to the Fund in the current period. The amount of the reimbursement was immaterial on a per share basis.

See accompanying Notes to Financial Statements.	63

FINANCIAL HIGHLIGHTS

Highland Fixed Income Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012

Net Asset Value, Beginning of Period	$13.08		$12.60	$12.80	$12.62	$13.06	$12.56
Income (Loss) from Investment Operations:
Net investment income(a)	0.12		0.24	0.18	0.15	0.07	0.10
Net realized and unrealized gain/(loss)	(0.19)		0.50	(0.18)	0.19	(0.42)	0.59

Total from investment operations	(0.07)		0.74	—	0.34	(0.35)	0.69
Less Distributions Declared to Shareholders:
From net investment income	(0.13)		(0.23)	(0.17)	(0.15)	(0.07)	(0.17)
From return of capital	—		(0.03)	(0.03)	(0.01)	(0.02)	(0.02)

Total distributions declared to shareholders	(0.13)		(0.26)	(0.20)	(0.16)	(0.09)	(0.19)
Net Asset Value, End of Period(b)	$12.88		$13.08	$12.60	$12.80	$12.62	$13.06
Total Return(b)(c)	(0.55	)%(d)	5.92%	(0.01)%	2.62%	(2.57)%	5.48%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$3,567		$5,585	$3,697	$3,082	$3,098	$5,051
Gross operating expenses(f)	1.65%		1.66%	1.61%	1.72%	1.79%	1.89%
Net investment income/(loss)	1.83%		1.87%	1.35%	1.16%	0.57%	0.84%
Portfolio turnover rate	12	%(d)	46%	57%	283%	456%	350%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.65	%(g)	1.65%	1.61%	1.72%	1.79%	1.88%
Interest expense and commitment fees	0.01%		—	0.01%	—	—	—
Dividends and fees on securities sold short	—		—	—	—	—	—

(g)	Refer to Note 7 in the Notes to the Financial Statements for discussion of prior period custodian out-of-pocket expenses that were communicated to the Fund in the current period. The amount of the reimbursement was immaterial on a per share basis.

64	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Fixed Income Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012

Net Asset Value, Beginning of Period	$13.05		$12.57	$12.78	$12.60	$13.03	$12.52
Income (Loss) from Investment Operations:
Net investment income/(loss)(a)	0.18		0.36	0.32	0.27	0.16	0.23
Net realized and unrealized gain/(loss)	(0.19)		0.50	(0.20)	0.20	(0.37)	0.60

Total from investment operations	(0.01)		0.86	0.12	0.47	(0.21)	0.83
Less Distributions Declared to Shareholders:
From net investment income	(0.19)		(0.35)	(0.30)	(0.27)	(0.20)	(0.29)
From return of capital	—		(0.03)	(0.03)	(0.02)	(0.02)	(0.03)

Total distributions declared to shareholders	(0.19)		(0.38)	(0.33)	(0.29)	(0.22)	(0.32)
Net Asset Value, End of Period(b)	$12.85		$13.05	$12.57	$12.78	$12.60	$13.03
Total Return(b)(c)	(0.06	)%(d)	6.99%	0.91%	3.73%	(1.60)%	6.62%
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$25,083		$2,899	$4,029	$222	$159	$1,571
Gross operating expenses(f)	0.65%		0.66%	0.61%	0.72%	0.79%	0.89%
Net investment income (loss)	2.82%		2.83%	2.45%	2.13%	1.27%	1.84%
Portfolio turnover rate	12	%(d)	46%	57%	283%	456%	350%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(c)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,
			2016	2015	2014	2013	2012
Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.65	%(g)	0.65%	0.61%	0.72%	0.79%	0.88%
Interest expense and commitment fees	0.01%		—	0.01%	—	—	—
Dividends and fees on securities sold short	—		—	—	—	—	—

(g)	Refer to Note 7 in the Notes to the Financial Statements for discussion of prior period custodian out-of-pocket expenses that were communicated to the Fund in the current period. The amount of the reimbursement was immaterial on a per share basis.

See accompanying Notes to Financial Statements.	65

NOTES TO FINANCIAL STATEMENTS (unaudited)

March 31, 2017	Highland Funds II

Note 1. Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises seven portfolios (each a “Fund” and collectively the “Funds”) that are currently being offered. This report covers six of the Funds: Highland Global Allocation Fund (the “Global Allocation Fund”), Highland Premier Growth Equity Fund (the “Premier Growth Equity Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Total Return Fund (the “Total Return Fund”), Highland Tax-Exempt Fund (the “Tax-Exempt Fund”) and Highland Fixed Income Fund (the “Fixed Income Fund”). The Highland Energy MLP Fund is reported separately.

Fund Shares

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). Each Fund currently offers the following three share classes to investors, Class A, Class C, and Class Y Shares. Each Fund, except the Tax-Exempt Fund, previously offered Class R shares to investors, but this share class was liquidated March 15, 2016.

Class A Shares are sold with a front-end sales charge. Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is as follows:

Fund	%
Global Allocation Fund	5.75
Premier Growth Equity Fund	5.75
Small-Cap Equity Fund	5.75
Total Return Fund	5.75
Tax-Exempt Fund	4.25
Fixed Income Fund	4.25

There is no front-end sales charge imposed on individual purchases of Class A Shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Funds’ prospectus. Purchases of $1 million or more of Class A Shares at net asset value (“NAV”) pursuant to a sales charge waiver are subject to a 0.50% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase.

Class C shares may be subject to a CDSC. The maximum CDSC imposed on redemptions of Class C Shares for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.

No front-end or CDSCs are assessed by the Trust with respect to Class Y Shares of all Funds.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The Funds are investment companies that apply the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Determination of Class Net Asset Values

The Funds’ income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among each Fund’s respective share classes based upon the relative net assets of each share class. Expenses of the Trust, other than those incurred by a specific Fund, are allocated pro rata among the Funds and their share classes. Certain class specific expenses (such as distribution and shareholder service fees) are allocated to the class that incurs such expense.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not

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March 31, 2017	Highland Funds II

traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to generally have the capability to provide appropriate pricing services and to have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ NAV) will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2017, the Funds’ investments consisted of senior loans, asset-backed securities, bonds and notes, common stocks, master limited partnerships, registered investment companies, cash equivalents, commercial paper, preferred stocks, exchange-traded funds, rights, warrants, securities sold short and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans,

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Funds II

bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of March 31, 2017 is as follows:

	Total value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Allocation Fund
Assets
U.S. Senior Loans
Chemicals	$997,505	$—	$997,505	$—
Manufacturing	1,975,000	—	1,975,000	—
Telecommunications	60,345,720	—	16,243,399	44,102,321
Utilities	2,757,648	—	2,757,648	—
Non-U.S. Senior Loans
Consumer Products	2,153,668	—	2,153,668	—
Energy	45,165,676	—	45,165,676	—
Healthcare	5,190,856	—	—	5,190,856
Information Technology	4,891,250	—	4,891,250	—
Manufacturing	1,846,792	—	1,846,792	—
Media & Telecommunications	1,663,788	—	1,663,788	—
Metals & Minerals	1,164,826	—	1,164,826	—
Retail	7,070,033	—	7,070,033	—
Service	9,924,835	—	9,924,835	—
Non-U.S. Asset-Backed Securities	129,946,608	—	129,702,370	244,238
U.S. Corporate Bonds & Notes(1)	14,148,731	—	14,148,731	—
Non-U.S. Corporate Bonds & Notes(1)	19,782,287	—	19,782,287	—
Non-U.S. Government Bonds	44,946,644	—	44,946,644	—
U.S. Equity
Automobiles & Components	278,300	278,300	—	—
Banks	477,100	477,100	—	—
Capital Goods	963,420	963,420	—	—

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Funds II

	Total value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Allocation Fund (continued)
Chemicals	$7,931,593	$—	$991,995	$6,939,598
Consumer Services	27,614,377	27,614,377	—	—
Energy	4,240,583	4,240,583	—	—
Food & Staples Retailing	519,200	519,200	—	—
Food, Beverage & Tobacco	454,050	454,050	—	—
Healthcare Equipment & Services	23,055,393	23,055,393	—	—
Insurance	2,203,420	2,203,420	—	—
Materials	2,084,445	2,084,445	—	—
Media	62,957	62,957	—	—
Pharmaceuticals, Biotechnology & Life Sciences	13,203,633	13,203,633	—	—
Real Estate	33,236,228	33,236,228	—	—
Retailing	149,620	149,620	—	—
Software & Services	28,294,250	28,294,250	—	—
Telecommunication Services	96,526,464	—	—	96,526,464
Utilities	313,940	313,940	—	—
Non-U.S. Equity
Banks	8,572,760	8,572,760	—	—
Capital Goods	4,943,886	4,943,886	—	—
Commercial & Professional Services	2,089,922	2,089,922	—	—
Consumer Durables & Apparel	1,836,848	1,836,848	—	—
Energy	23,170,525	23,170,525	—	—
Food, Beverage & Tobacco	1,719,000	1,719,000	—	—
Healthcare Equipment & Services	2,232,350	156,100	—	2,076,250
Insurance	9,657,819	9,657,819	—	—
Materials	3,003,800	3,003,800	—	—
Media	5,984,473	5,984,473	—	—
Pharmaceuticals, Biotechnology & Life Sciences	7,726,684	7,726,684	—	—
Real Estate	3,343,831	3,343,831	—	—
Semiconductors & Semiconductor Equipment	2,948,620	2,948,620	—	—
Software & Services	15,862,176	15,862,176	—	—
Transportation	22,894,521	22,894,521	—	—
Utilities	139,836,656	139,836,656	—	—
U.S. Exchange-Traded Funds	801,755	801,755	—	—
Non-U.S. Master Limited Partnerships(1)	192,305,047	192,305,047	—	—
U.S. Rights	11,217,398	—	11,217,398	—
Non-U.S. Warrants
Energy	16,092	16,092	—	—
Healthcare Equipment & Services	101,665	—	—	101,665
U.S. Purchased Call Options	1,028,600	1,028,600	—	—
Non-U.S. Purchased Call Options	8,255,000	8,255,000	—	—
U.S. Purchased Put Options	2,754,500	2,754,500	—	—
Non-U.S. Purchased Put Options	973,500	973,500	—	—
U.S. Registered Investment Companies	193,652	193,652	—	—
Non-U.S. Investment Companies	17,623,963	13,426,114	—	4,197,849
Other Financial Instruments
Foreign Exchange Contracts—Futures(2)	542,182	542,182	—	—

Total Assets	1,087,218,065	611,194,979	316,643,845	159,379,241

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Funds II

	Total value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Allocation Fund (continued)
Liabilities
Securities Sold Short
U.S. Corporate Bonds & Notes(1)	$(5,550,000)	$—	$(5,550,000)	$—
Non-U.S. Corporate Bonds & Notes	(5,210,220)	—	(5,210,220)	—
U.S. Equity(1)	(58,981,268)	(58,981,268)	—	—
Non-U.S. Equity(1)	(19,028,859)	(19,028,859)	—	—
U.S. Exchange-Traded Funds(1)	(4,602,060)	(4,602,060)	—	—
Other Financial Instruments
Foreign Exchange Contracts—Futures(2)	(414,944)	(414,944)	—	—
Equity Contracts—Futures(2)	(1,258,636)	(1,258,636)	—	—
Written Call Options Contracts	(275,000)	(275,000)	—	—
Written Put Options Contracts	(2,011,250)	(2,011,250)	—	—

Total Liabilities	(97,332,237)	(86,572,017)	(10,760,220)	—

Total	$989,885,828	$524,622,962	$305,883,625	$159,379,241

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative appreciation/(depreciation) of future contacts reported in the Investment Portfolio.

	Total value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Premier Growth Equity Fund
Assets
Common Stocks(1)	$142,457,891	$142,457,891	$—	$—
Preferred Stocks(1)	2,530,437	—	—	2,530,437
Registered Investment Companies	14,978,648	14,978,648	—	—

Total Assets	159,966,976	157,436,539	—	2,530,437

Liabilities
Securities Sold Short(1)	(2,956,200)	(2,956,200)	—	—

Total Liabilities	(2,956,200)	(2,956,200)	—	—

Total	$157,010,776	$154,480,339	$—	$2,530,437

(1)	See Investment Portfolio detail for industry breakout.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Funds II

	Total value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small-Cap Equity Fund
Assets
Common Stocks(1)	$52,839,493	$52,839,493	$—	$—
Master Limited Partnerships(1)	6,163,014	6,163,014	—	—
Registered Investment Companies	4,375,389	4,375,389

Total Assets	63,377,896	63,377,896	—	—

Liabilities
Other Financial Instruments
Equity Contracts—Futures(2)	(23,527)	(23,527)	—	—

Total Liabilities	(23,527)	(23,527)	—	—

Total	$63,354,369	$63,354,369	$—	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative appreciation/(depreciation) of future contacts reported in the Investment Portfolio.

	Total value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
Assets
Agency Collateralized Mortgage Obligations	$19,779	$—	$19,779	$—
Agency Mortgage-Backed Securities	1,893,843	—	1,893,843	—
Asset-Backed Securities	2	—	2	—
Corporate Bonds & Notes(1)	1,802,935	—	1,802,935	—
Foreign Corporate Bonds & Notes(1)	382,779	—	382,779	—
Non-Agency Collateralized Mortgage-Backed Securities	261,755	—	261,755	—
U.S. Treasuries	1,499,639	—	1,499,639	—
Domestic Equity
Common Stocks(1)	28,645,058	28,633,660	—	11,398
Preferred Stocks(1)	2,330,954	2,330,954	—	—
Foreign Equity
Common Stocks(1)	13,958,601	13,958,601	—	—
Preferred Stocks(1)	2,257,193	2,257,193	—	—
Registered Investment Companies	3,492,585	3,492,585	—	—
Foreign Equity
Commercial Paper	2,985,532	2,985,532	—	—
Money Market Funds	16,576,600	16,576,600	—	—

Total	$76,107,255	$70,235,125	$5,860,732	$11,398

(1)	See Investment Portfolio detail for industry breakout.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Funds II

	Total value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Tax-Exempt Fund
Assets
Municipal Bonds & Notes(1)	$13,053,658	$—	$13,053,658	$—
Cash Equivalents	384,780	384,780	—	—

Total	$13,438,438	$384,780	$13,053,658	$—

(1)	See Investment Portfolio detail for industry breakout.

	Total value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligations	$133,195	$—	$133,195	$—
Agency Mortgage-Backed Securities	17,231,188	—	17,231,188	—
Asset-Backed Securities	3,484,046	—	3,484,046	—
Corporate Bonds & Notes(1)	49,175,266	—	49,175,266	—
Foreign Corporate Bonds & Notes(1)	7,167,082	—	7,167,082	—
Municipal Bonds & Notes	13,986,050	—	13,986,050	—
Non-Agency Collateralized Mortgage-Backed Securities	3,053,064	—	3,053,064	—
Sovereign Bonds	940,572	—	940,572	—
U.S. Government Agencies	9,444,487	—	9,444,487	—
U.S. Treasuries	4,427,050	—	4,427,050	—
Domestic Equity
Common Stocks(1)	2,930,640	2,603,092	123,201	204,347
Preferred Stocks(1)	2,262,276	2,262,276	—	—
Foreign Equity	1,578,686	1,578,686	—	—
Registered Investment Companies	12,085,525	12,085,525	—	—
Cash Equivalents	12,790,989	12,790,989	—	—

Total	$140,690,116	$31,320,568	$109,165,201	$204,347

(1)	See Investment Portfolio detail for industry breakout.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Funds II

The tables below set forth a summary of changes in the Global Allocation Fund, Premier Growth Equity Fund, Total Return Fund and the Fixed Income Fund assets measured at fair value using significant unobservable inputs (Level 3) for the six months ended March 31, 2017.

	Balance as of September 30, 2016	Transfers Into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Appreciation/ (Depreciation)	Net Purchases	Net (Sales)	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2017
Highland Global Allocation Fund
U.S. Senior Loans
Telecommunications	$41,698,182	$—	$—	$(3,223)	$—	$37,980	$2,369,382	$—	$44,102,321	$37,980
Non-U.S. Senior Loans
Healthcare	5,623,437	—	—	—	—	(42,483)	—	(390,098)	5,190,856	(42,483)
Non-U.S. Asset-Backed Securities	225,024	—	—	—	—	19,214	—	—	244,238	19, 214
U.S. Equity
Chemicals	7,883,383	—	—	—	—	(943,785)	—	—	6,939,598	(943,785)
Telecommunication Services	95,809,137	—	—	—	—	717,327	—	—	96,526,464	717,327
Non-U.S. Equity
Healthcare Equipment & Services	1,793,000	—	—	—	—	283,250	—	—	2,076,250	283,250
Non-U.S. Warrants
Healthcare Equipment & Services	83,807	—	—	—	—	17,858	—	—	101,665	17,858
Non-U.S. Investment Companies	4,071,507	—	—	—	—	126,342	—	—	4,197,849	126,342

Total	$157,187,477	$—	$—	$(3,223)	$—	$215,703	$2,369,382	$(390,098)	$159,379,241	$215,703

	Balance as of September 30, 2016	Transfers Into Level 3	Transfers Out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2017
Highland Premier Growth Equity Fund
Preferred Stocks
Software & Services	$—	$—	$—	$—	$—	$30,435	$2,500,002	$—	$2,530,437	$30,435

Total	$—	$—	$—	$—	$—	$30,435	$2,500,002	$—	$2,530,437	$30,435

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Funds II

	Balance as of September 30, 2016	Transfers Into Level 3	Transfers Out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2017
Highland Total Return Fund
Common Stocks
Real Estate	$—	$—	$—	$—	$—	$65	$11,333	$—	$11,398	$65

Total	$—	$—	$—	$—	$—	$65	$11,333	$—	$11,398	$65

	Balance as of September 30, 2016	Transfers Into Level 3	Transfers Out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2017
Highland Fixed Income Fund
Corporate Bonds & Notes
Diversified Financials	$505,650	$—	$(505,650)	$—	$—	$—	$—	$—	$—	$—
Common Stocks
Real Estate	—	—	—	—	—	(4,910)	209,257	—	204,347	(4,910)

Total	$505,650	$—	$(505,650)	$—	$—	$(4,910)	$209,257	$—	$204,347	$(4,910)

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

For the six months ended March 31, 2017, a net amount of $505,650 of the Fixed Income Fund portfolio investments was transferred from Level 3 to Level 2. Transfers from Level 3 to Level 2 were due to an increase in market activity (e.g. frequency of trades), which resulted in an increase of available market inputs to determine price.

For the six months ended March 31, 2017, there were no transfers between Level 1 and Level 2.

The Funds use end of period market value in the determination of the amount associated with any transfers between levels.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Funds II

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Market Value at 3/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s)
Highland Global Allocation Fund
U.S. Equity	$103,466,062	Third-Party Pricing Vendor	N/A	N/A
		Multiples Analysis	Price/MHz-PoP	$0.13 - $0.50
U.S. Senior Loans	44,102,321	Discounted Cash Flow	Spread Adjustment	0.10%
Non-U.S. Senior Loans	5,190,856	Discounted Cash Flow	Spread Adjustment	0.08%
Non-U.S. Investment Companies	4,197,849	Net Asset Value	N/A	N/A
Non-U.S. Equity	2,076,250	Discounted Cash Flow	Discount Rate	11.5%
			Terminal Multiple	8.0x
			Minority Discount	16.7%
			Discount for Lack of Marketability	12.5%
Non-U.S. Asset-Backed Securities	244,238	Discounted Cash Flow	Discount Rate	21%
Non-U.S. Warrants	101,665	Black-Scholes Model	Annualized Volatility	60%

Total	$159,379,241
Highland Premier Growth Equity Fund
Preferred Stock	$2,530,437	Multiples Analysis	Multiple of NFY+1 Gross Profit	3.75x
			Discount for Lack of Marketability	15%
		Discounted Cash Flow	Discount Rate	37.5%
			Terminal Multiple	3.5x

Total	$2,530,437
Highland Total Return Fund
Common Stock	$11,398	Market Approach	Market Index Adjustment	-14%

Total	$11,398
Highland Fixed Income Fund
Common Stock	$204,347	Market Approach	Market Index Adjustment	-14%

Total	$204,347

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

Accretion of discount and amortization of premium on taxable bonds and loans are computed to the call or maturity date, whichever is shorter, using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

U.S. Federal Income Tax Status

Each Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The Funds intend to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of their taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

Semi-Annual Report	75

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Funds II

The Investment Adviser has analyzed the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. The Funds’ U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, the Investment Adviser of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to Shareholders

The Tax-Exempt Fund and Fixed Income Fund typically declare investment income dividends daily and pay them monthly. The Global Allocation Fund declares and pays investment income dividends quarterly. All other Funds typically declare and pay dividends from investment income annually. All Funds typically declare and pay distributions from net realized capital gains in excess of capital loss carryforwards annually.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Foreign Currency

Accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Cash held as collateral for securities sold short is classified as restricted cash on each Fund’s Statement of Assets and Liabilities, as applicable. Restricted cash in the amounts of $40,338,044 and $2,961,200 was held with the broker for the Global Allocation Fund and Premier Growth Equity Fund, respectively.

Additionally, securities valued at $451,152,496 were posted in the Global Allocation Fund’s segregated account as collateral as of March 31, 2017.

Other Fee Income

Fee income may consist of origination/closing fees, amendment fees, administrative agent fees, transaction break-up fees and other miscellaneous fees. Origination fees, amendment fees, and other similar fees are non-recurring fee sources. Such fees are received on a transaction by transaction basis and do not constitute a regular stream of income and are recognized when incurred.

Note 3. Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to

76	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Funds II

certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

At March 31, 2017, the Global Allocation and Small-Cap Equity Funds held futures contracts as detailed in the notes to the Fund’s Investment Portfolio. The Global Allocation and Small-Cap Equity Funds entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, and to gain market exposure for residual and accumulating cash positions. Cash held as collateral for futures contracts is shown on the Statement of Assets and Liabilities as “Restricted Cash — Futures.”

For the six months ended March 31, 2017, the Highland Premier Growth Equity, Highland Total Return, Highland Tax-Exempt, and Highland Fixed Income Funds did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

Transactions in written options for the six months ended March 31, 2017 were as follows:

Global Allocation Fund	Number of Contracts	Notional Value	Premium
Outstanding, September 30, 2016	60,280	$365,261,500	$26,343,580
Call Options Written	102,414	207,089,500	8,953,424
Put Options Written	150,414	785,556,000	20,418,196
Call Options Expired	(15,500)	(33,100,000)	(911,209)
Put Options Expired	(63,120)	(321,874,000)	(25,035,183)
Call Options Closed	(84,954)	(232,390,000)	(8,055,395)
Put Options Closed	(125,784)	(641,918,000)	(19,164,231)

Outstanding, March 31, 2017	23,750	$128,625,000	$2,549,182

Premier Growth Fund	Number of Contracts	Notional Value	Premium
Outstanding, September 30, 2016	—	$—	$—
Put Options Written	5,000	76,550,000	403,311
Put Options Closed	(5,000)	(76,550,000)	(403,311)

Outstanding, March 31, 2017	—	$—	$—

Semi-Annual Report	77

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Funds II

Small-Cap Equity Fund	Number of Contracts	Notional Value	Premium
Outstanding, September 30, 2016	2,550	$26,335,000	$389,751
Put Options Written	250	350,000	19,427
Call Options Expired	(250)	(675,000)	(24,427)
Put Options Expired	(2,300)	(25,660,000)	(365,324)
Put Options Closed	(250)	(350,000)	(19,427)

Outstanding, March 31, 2017	—	$—	$—

Additional Derivative Information

The Funds adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose; a) how and why an entity uses derivative instruments; b) how derivative instruments and related hedged items are accounted for; c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows; and d) how the netting of derivatives subject to master netting arrangements (if applicable) affects the net exposure of the Fund related to the derivatives.

The fair value of derivative instruments on the Statement of Assets and Liabilities have the following risk exposure at March 31, 2017:

	Fair Value
Fund	Asset Derivative		Liability Derivative
Global Allocation Fund
Equity Price Risk	$13,011,600	(1)	$(3,959,830	)(2)(3)(4)
Foreign Currency Risk	542,182	(1)	—
Small-Cap Equity Fund
Equity Price Risk	—		(23,527	)(3)(4)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.
(2)	Statement of Assets and Liabilities location: Written options contracts, at value.
(3)	Statement of Assets and Liabilities location: Variation margin receivable/payable.
(4)

Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Investment Portfolio and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the receivables and/or payables of the Statements of Assets and Liabilities.

To reduce counterparty credit risk with respect to over-the-counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC derivative positions in forward currency exchange contracts for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

Certain ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA master agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that to the value of any collateral currently pledged by the Fund or the Counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported in restricted cash on the Statement of Assets and Liabilities. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2017, is as follows:

Fund	Net Realized Gain(Loss) on Derivatives		Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Global Allocation Fund
Equity Price Risk	$21,003,769	(1)(2)(3)	$(17,071,346	)(4)(5)(6)
Foreign Currency Risk	(1,772,344	)(1)(2)(3)	1,022,190	(4)(5)(6)
Premier Growth Equity Fund
Equity Price Risk	259,647	(1)(2)(3)	395,948	(4)(5)(6)
Small-Cap Equity Fund
Equity Price Risk	(346,926	)(1)(2)(3)	245,708	(4)(5)(6)

(1)	Statement of Operations location: Realized gain (loss) on investments from unaffiliated issuers.

78	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Funds II

(2)	Statement of Operations location: Realized gain (loss) on written options contracts.
(3)	Statement of Operations location: Realized gain (loss) on future contracts.
(4)	Statement of Operations location: Change in unrealized appreciation (depreciation) on investments.
(5)	Statement of Operations location: Change in unrealized appreciation (depreciation) on written options contracts.
(6)	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures contracts.

The average monthly volume of derivative activity for the six months ended March 31, 2017, is as follows:

Fund	Units/ Contracts	Appreciation/ (Depreciation)
Global Allocation Fund
Futures Contracts(1)		$717,808
Purchased Options Contracts	8,838,021	—
Written Options contracts	(6,311,543)	—
Premier Growth Equity Fund
Futures Contracts(1)	540,171	—
Small-Cap Equity Fund
Futures Contracts(1)	—	(10,046)
Purchased Options Contracts	100,000	—
Written Options contracts	(78,571)	—

(1)	Futures Contracts average monthly volume is calculated using Appreciation/(Depreciation).

Note 4. Securities Lending

Each Fund may make secured loans of its portfolio securities amounting to not more than 30% of the value of its total assets (5% in the case of the Tax-Exempt Fund), thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Funds’ securities lending policies, securities loans are made to borrowers pursuant to agreements requiring that loans be continuously secured by collateral in cash (U.S. and foreign currency), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, sovereign debt, convertible bonds, irrevocable bank letters of credit or such other collateral as may be agreed on by the parties to a securities lending arrangement, initially with a value of 102% or 105% of the market value of the loaned securities and thereafter maintained at a value of 100% of the market value of the loaned securities Collateral must be valued daily by the Custodian and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. If the collateral consists of non-cash collateral, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, State Street Bank and Trust Company (“State Street”) will reinvest the cash. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund will recall the loaned securities upon reasonable notice in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund also may call such loans in order to sell the securities involved.

Securities lending transactions are entered into pursuant to Securities Loan Agreements (“SLA”), which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lenders, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a SLA counterparty’s bankruptcy or insolvency. Under the SLA, the Funds can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, each Funds benefit from a borrower default indemnity provided by State Street Bank and Trust Company (“State Street”). State Street’s indemnity generally provides for replacement of securities lent or the approximate value thereof.

For the six months ended March 31, 2017, the market value of securities loaned and the amounts secured with cash and securities collateral, which are included on each Fund’s Investment Portfolio were as follows:

Fund	Security Lending Market Value	Security Lending Collateral Cash Collateral(1)	Security Lending Collateral Non-Cash Collateral(2)
Global Allocation Fund	$462,730	$193,652	$283,500
Premier Growth Equity Fund	21,560,182	11,363,421	11,303,396
Small-Cap Equity Fund	8,467,949	4,375,389	4,297,732
Total Return Fund	4,753,224	1,983,581	2,899,967
Fixed Income Fund	4,072,031	3,385,218	759,649

(1)	The loaned securities were secured with cash collateral which was invested in the State Street Navigator Prime Securities Lending Portfolio.
(2)	Security lending non-cash collateral consists of U.S. Government Treasury & Agency debt and Sovereign debt.

Semi-Annual Report	79

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Funds II

Note 5. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, tax treatment of net investment loss and distributions in excess of net investment income, dividends deemed paid upon shareholder redemption of Fund shares and tax attributes from Fund reorganizations. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or NAV of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

For the year ended September 30, 2016, permanent differences chiefly resulting from net investment losses, dividends on short sales, foreign currency gains and losses, equalization, short sale holding period reclass, partnership basis adjustments and REITs were identified and reclassified among the components of the Funds’ net assets as follows:

Fund	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in- Capital
Global Allocation Fund	$15,616,276	$(17,589,614)	$1,973,338
Premier Growth Equity Fund	(211,319)	73,620	137,699
Small-Cap Equity Fund	(16,732)	16,732	—
Total Return Fund	(29,172)	29,172	—
Tax-Exempt Fund	—	—	—
Fixed Income Fund	239,846	77,949	(317,795)

At September 30, 2016, the most recent tax year-end, components of distributable earnings on a tax basis is as follows:

Fund	Undistributed Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Other Temporary Differences (1)	Accumulated Capital and Other Losses	Net Tax Appreciation/ (Depreciation)(2)
Global Allocation Fund	$—	$—	$—	$(998,880)	$(90,975,215)	$(390,299,437)
Premier Growth Equity Fund	—	35,693,948	—	—	(9,852)	45,709,334
Small-Cap Equity Fund	321,251	2,229,639	—	—	—	6,674,927
Total Return Fund	931,142	—	—	—	—	483,274
Tax-Exempt Fund	—	—	74,327	—	(1,636)	1,594,396
Fixed Income Fund	—	—	—	(37,655)	(1,771,562)	2,096,878

(1)	Other temporary differences are comprised of dividends payable.
(2)	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sale, and other adjustments.

As of September 30, 2016, the most recent tax year-end, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Code and regulations promulgated thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Fund	2017		2018		No Expiration Short- Term(1)	No Expiration Long- Term(1)	Total
Global Allocation Fund	$733,520	(2)	$604,956	(2)	$20,675,578	$16,961,963	$38,976,017
Premier Growth Equity Fund	—		—		—	—	—
Small-Cap Equity Fund	—		—		—	—	—
Total Return Fund	—		—		—	—	—
Tax-Exempt Fund	—		—		—	1,636	1,636
Fixed Income Fund	—		—		—	1,771,562	1,771,562

(1)

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

(2)

Includes capital loss acquired due to Global Allocation Fund’s merger with U.S. Equity Fund on September 28, 2012 and the prior year mergers with Highland International Equity Fund and Global Select Equity Fund on September 20, 2013. The Global Allocation Fund’s ability to utilize these capital losses is limited under Internal Revenue Service regulations.

80	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Funds II

For the year ended September 30, 2016, none of the Funds utilized capital loss carryforwards.

The tax composition of distributions paid during the years ended September 30, 2016 and September 30, 2015 (unless otherwise indicated) were as follows:

	Distributions Paid From:
Fund	Exempt Interest	Ordinary Income(1)	Long- Term Capital Gains	Return of Capital(2)
Global Allocation Fund
2016	$—	$75,774,590	$—	$4,465,661
2015	—	94,000,568	10,622,900	—
Premier Growth Equity Fund
2016	—	9,467	19,066,459	—
2015	—	21,606	15,498,986	—
Small-Cap Equity Fund
2016	—	17,190	4,986,416	—
2015	—	61,797	4,493,225	—
Total Return Fund
2016	—	2,913,433	6,064,211	—
2015	—	798,002	3,634,726	—
Tax-Exempt Fund
2016	434,910	—	602,638	—
2015	447,333	5,279	246,491	—
Fixed Income Fund
2016	—	3,332,491	—	303,856
2015	—	2,984,538	—	301,597

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.
(2)	Additional Information will be distributed on Form 1099 at the end of the calendar year.

Unrealized appreciation and depreciation at March 31, 2017, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Global Allocation Fund	$60,191,709	$(397,144,059)	$(336,952,350)	$1,330,255,826
Premier Growth Equity Fund	62,720,877	(5,611,120)	57,109,757	155,306,157
Small-Cap Equity Fund	11,002,217	(2,107,465)	8,894,752	54,483,144
Total Return Fund	5,641,048	(1,348,840)	4,292,208	71,815,047
Tax-Exempt Fund	421,502	(142,220)	279,282	13,159,156
Fixed Income Fund	1,956,579	(1,502,034)	454,545	140,235,571

Under current laws, certain capital losses after October 31 may be deferred (and certain ordinary losses after January 1st may be deferred) and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2016, the Funds elected to defer the following losses incurred from November 1, 2015 through September 30, 2016:

Fund	Realized Capital Losses	Ordinary Losses
Global Allocation Fund	$51,999,198	$—
Premier Growth Equity Fund	—	9,852
Small-Cap Equity Fund	—	—
Total Return Fund	—	—
Tax-Exempt Fund	—	—
Fixed Income Fund	—	—

Semi-Annual Report	81

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Funds II

Note 6. Credit Agreement

Effective May 24, 2013, the Funds entered into an unsecured credit agreement with State Street (the “Unsecured Credit Agreement”) to be used for temporary purposes to facilitate portfolio liquidity. The Unsecured Credit Agreement expired on March 20, 2017. Prior to expiration, the maximum borrowing amount under the Unsecured Credit Facility was $100 million with interest charged at a rate of LIBOR plus 1.25% and a commitment fee of 0.25% on undrawn amounts. Included in the Statement of Operations is $187,790, $60,923, $25,637 and $472 of interest expense related to the Unsecured Credit Agreement for Global Allocation, Premier Growth Equity, Small-Cap Equity and Tax-Exempt Funds, respectively. Commitment fees for the Global Allocation Fund, the Premier Growth Equity Fund, the Small-Cap Equity Fund, the Total Return Fund, the Tax-Exempt Fund, and the Fixed Income Fund were $26,254, $4,733, $1,312, $2,089, $757 and $3,762, respectively. For the six months ended March 31, 2017 the Global Allocation Fund, the Premier Growth Equity Fund, the Small-Cap Equity Fund and the Tax-Exempt Fund had average daily note balances of $17,582,418, $6,142,857, $2,641,758, $125,275 respectively, at a weighted average interest rate of 1.88%, 1.95%, 1.88%, and 2.02%. The Total Return Fund and the Fixed Income Fund did not have a balance during the period. As of March 31, 2017, the Funds did not have any outstanding balances on the Unsecured Credit Agreement.

Note 7. Transactions with Affiliates & Expenses Incurred by the Fund

Investment Advisory Fees and Administration Fees

For its investment advisory services, each Fund pays the Investment Advisor a monthly fee, computed and accrued daily, based on an annual rate of the Funds’ Average Daily Managed Assets. Average Daily Managed Assets of a Fund means the average daily value of the total assets of a Fund less all accrued liabilities of a Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

On behalf of the Funds, the Trust has entered into an administration agreement with State Street and pays State Street a fee for administration services. The Investment Adviser generally assists in all aspects of the Funds’ administration and operations and furnishes offices, necessary facilities, equipment and personnel.

The table below shows each Fund’s contractual advisory fee with Highland for the six months ended March 31, 2017:

Fund	Annual Fee Rate to Highland
Global Allocation Fund	0.40%
Premier Growth Equity Fund	0.60%
Small-Cap Equity Fund	0.95%
Total Return Fund	0.50%
Tax-Exempt Fund	0.35%
Fixed Income Fund	0.30%

Sub-Advisory Fees

The Total Return Fund, the Tax-Exempt Fund and the Fixed Income Fund are sub-advised by First Foundation Advisors (“FFA”). The Investment Adviser pays each sub-advisor an investment sub-advisory fee out of the advisory fees that it receives form the respective Fund.

Expense Limits and Fee Reimbursements

The Investment Adviser has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Funds pursuant to their distribution plans under Rule 12b-1 under the 1940 Act, as amended, taxes, such as deferred tax expenses, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses (collectively, the “Excluded Expenses”)) of the Global Allocation Fund, the Small-Cap Equity Fund, the Total Return Fund, the Tax-Exempt Fund and the Fixed Income Fund to 0.90%, 0.95%, 0.95%, 0.65% and 0.65%, respectively, of average daily net assets attributable to any class of the Global Allocation Fund, the Small-Cap Equity Fund, the Total Return Fund, the Tax-Exempt Fund and the Fixed Income Fund (each, an “Expense Cap” and collectively, the “Expense Caps”). The Expense Caps will continue through at least January 31, 2018, and may not be terminated prior to this date without the action or consent of the Board.

Under the expense limitation agreement, the Investment Adviser may recoup waived and/or reimbursed amounts with respect to a Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund’s total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/reimbursement.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Funds II

On March 31, 2017, the amounts subject to possible future recoupment under the Funds’ expense limitations were as follows:

	Expiring during Fiscal Years Ending September 30,
Fund	2017	2018	2019	2020
Global Allocation Fund	$—	$—	$660,281	$—
Premier Growth Equity Fund	—	—	—	—
Small-Cap Equity Fund	55,044	193,129	222,967	105,502
Total Return Fund	—	—	—	35,267
Tax-Exempt Fund	—	25,890	48,223	31,698
Fixed Income Fund	—	—	3,184	4,546

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex overseen by such Trustee based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser or its affiliated advisers and NexPoint Capital, Inc., a closed end management investment company that has elected to be treated as a business development company under the 1940 Act as of the date of this report. Although the Funds believe that Mr. Powell is technically no longer an “interested person” of the Funds, in light of his previous employment and the possibility that he may provide consulting services to the Investment Adviser and affiliates of the Investment Adviser, it is possible that the SEC might in the future determine Mr. Powell to be an “interested person” of the Funds. Therefore, the Funds treat Mr. Powell as an “interested person” of the Funds for all purposes other than compensation and the Trust’s Code of Ethics (Mr. Powell will be compensated at the same rate as the Independent Trustees) from December 16, 2015 until December 4, 2017 (the second anniversary of his resignation).

The Funds pay no compensation to their officers, all of whom are employees of the Investment Adviser or one of its affiliates.

Reimbursement of Custodian Fees

In December 2015, State Street announced that it had identified inconsistencies in the way in which clients were invoiced for out-of-pocket expenses from 1998 until November 2015. The dollar amount difference between what was charged for certain predecessor entities of the Fund and what should have been charged, plus interest, was communicated back to the Funds in Q4 2016 as a reimbursement. This amount was recorded as

“Reimbursement of Custodian Fees” in the Statement of Operations.

Distribution and Shareholder Service Fees

The Funds have a distribution and shareholder service plan (each a “Plan” and collectively the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans require the payment of a monthly service fee to Highland Capital Funds Distributor, Inc. (the “Underwriter”) at an annual rate of 0.25% of the average daily net assets attributable to Class A, and Class C shares of the Funds. The Plans also require the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.75% of the average daily net assets attributable to Class C shares. Currently Class Y shares are not subject to a 12b-1 fee.

The Underwriter received $42,335 of front-end sales charges from the sale of Class A shares and $1,920 in contingent deferred sales charges from the redemption of Class C shares of the funds during the six months ended March 31, 2017.

Indemnification

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated.

Note 8. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Funds are described below in alphabetical order:

Counterparty Risk

Counterparty risk is the potential loss the Funds may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty risk is measured as the loss the Funds would record if its counterparties failed to perform pursuant to the terms of their obligations to the Funds. Because the Funds may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Funds may be exposed to the credit risk of their counterparties. To limit the counterparty risk associated with such transactions, the Funds conduct business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Funds II

Credit Risk

Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/ or interest payments. Investments in high yield debt and high yield Senior Loans may result in greater NAV fluctuation than if a Fund did not make such investments.

Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to a Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the NAV of the Fund.

Currency Risk

A portion of the Funds’ assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Funds’ investment performance may be negatively affected by a devaluation of a currency in which the Funds’ investments are quoted or denominated. Further, the Funds’ investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Derivatives Risk

Derivatives risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which a Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to a Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations, and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. As a general matter, when a Fund establishes certain derivative instrument positions, such as certain futures, options and forward contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives. A Fund’s ability to pursue its investment strategy, including its strategy of investing in certain derivative instruments, may be limited to or adversely affected by the Fund’s intention to qualify as a regulated investment company, and its strategy may bear adversely on its ability to so qualify.

Illiquid and Restricted Securities Risk

The investments made by the Funds may be illiquid, and consequently the Funds may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Funds. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Funds’ investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

Restricted securities (i.e., securities acquired in private placement transactions) and illiquid securities may offer higher yields than comparable publicly traded securities. The Funds, however, may not be able to sell these securities when the Investment Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale the securities are registered under the Securities Act at a Fund’s expense, the Fund’s expenses would be increased.

Interest Rate Risk

The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of fixed rate securities already held by the Funds can be expected to rise. Conversely, when interest rates rise, the value of existing fixed rate portfolio securities can be expected to decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates.

Non-U.S. Securities Risk

Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of

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March 31, 2017	Highland Funds II

currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Leverage Risk

Each Fund may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Funds purchase securities with borrowed funds, their net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Funds’ use of leverage would result in a lower rate of return than if the Funds were not leveraged.

Senior Loans Risk

The risk that the issuer of a senior may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of the senior loan or reduce the Fund’s returns. The risks associated with senior loans are similar to the risks of high yield debt securities. Senior loans and other debt securities are also subject to the risk of price declines and to increases in interest rates, particularly long-term rates. Senior loans are also subject to the risk that, as interest rates rise, the cost of borrowing increases, which may increase the risk of default. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates. Therefore, senior loans may not mitigate price declines in a long-term interest rate environment. The Fund’s investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers.

Short Sales Risk

Short sales by the Funds that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Funds to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Funds may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Note 9. Investment Transactions

Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the six months ended March 31, 2017, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Global Allocation Fund	$—	$—	$508,934,932	$587,587,858
Premier Growth Equity Fund	—	—	73,122,974	112,973,415
Small-Cap Equity Fund	—	—	21,013,045	20,165,680
Total Return Fund	1,497,070	190,071	20,164,657	28,746,948
Tax-Exempt Fund	—	—	1,485,550	11,578,292
Fixed Income Fund	4,493,064	3,797,972	19,122,061	9,555,177

Semi-Annual Report	85

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Funds II

Note 10. Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control.

The table below shows affiliated issuers of each Fund as of March 31, 2017:

	Shares at September 30, 2016	Shares at March 31, 2017	Market Value		Affiliated Income	Purchases	Sales
Global Allocation Fund Issuer			September 30, 2016	March 31, 2017
Other Affiliates
Highland Merger Arbitrage Fund (Registered Investment Companies)	644,112	644,247	$13,094,804	$13,426,114	$2,773	$—	$—
Highland/iBoxx Senior Loan ETF (Exchange-Traded Funds)	43,198	43,198	805,211	801,755	17,723	—	—
Highland Energy MLP Fund (Master Limited Partnerships)	3,793,330	3,994,643	18,701,118	20,572,414	948,817	—	—
BB Votorantim Highland Infrastructure LLC (Non-U.S. Investment Companies)	10,000	10,000	4,071,507	4,197,848	—	—	—
TerreStar Corp. (U.S. Equity)	306,550	306,550	95,809,137	96,526,464	—	—	—
TerreStar Corp. (U.S. Senior Loans)	41,865,645	44,235,026	41,698,182	44,102,321	2,369,381	—	—

Total	46,662,835	49,233,664	$174,179,959	$179,626,916	$3,338,694	$—	$—

	Shares at September 30, 2016	Shares at March 31, 2017	Market Value		Affiliated Income	Purchases	Sales
Highland Premier Growth Equity Fund Issuer			September 30, 2016	March 31, 2017
Other Affiliates
Highland Merger Arbitrage Fund (Registered Investment Companies)	173,439	173,475	$—	$3,615,227	$747	$—	$—

Total	173,439	173,475	$—	$3,615,227	$747	$—	$—

Note 11. New Accounting Pronouncements

In January 2016, the FASB issued Accounting Standards Update 2016-01, Financial Instruments (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities. The amendments in this update make improvements to the requirements for accounting for equity investments and simplifying the impairment assessment of equity investments. For public entities this update will be effective for fiscal years beginning after December 15, 2017. For all other entities, this update will be effective for fiscal years beginning after December 31, 2018, and for interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

In March 2016, the FASB issued Accounting Standards Update 2016-06, Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments. The amendments in this update clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. For public entities this update will be effective for interim periods and fiscal years beginning after December 15, 2016. For all other entities, this update will be effective for fiscal years beginning after December 31, 2017, and for interim periods within fiscal years beginning after December 15, 2018. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

In August, 2016, the FASB issued Accounting Standards Update 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Receipts and Cash Payments. The amendments in this update address eight specific issues, where there has been diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows under Topic 230. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

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NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

March 31, 2017	Highland Funds II

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Investment Adviser is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

In November, 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this update require the statement of cash flows explain the change during the period in the total of cash, cash equivalents. Amounts generally described as restricted cash or restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

In December 2016, the FASB issued Accounting Standards Update 2016-19, Technical Corrections and Improvements. The amendments in this update include an amendment to FASB ASC Topic 820, Fair Value Measurement and Disclosures to clarify the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. For public entities, this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20). The amendments in this update shorten the amortization period for certain callable debt securities held at premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. For public entities this update will be effective for fiscal years beginning after December 15, 2018, and for interim periods within those fiscal years. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

Note 12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined the following subsequent event.

Highland-First Foundation Income Fund, a new series of the Trust, was declared effective on April 3, 2017 and is not currently offered for sale.

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ADDITIONAL INFORMATION (unaudited)

March 31, 2017	Highland Funds II

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) and service fees; and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period October 1, 2016 through March 31, 2017, unless otherwise indicated.

This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/01/16	Ending Account Value 03/31/17	Annualized Expense Ratio(1)	Expenses Paid During the Period(1)
Highland Global Allocation Fund
Actual Fund Return
Class A	$1,000.00	$1,087.30	1.11%	$5.78
Class C	1,000.00	1,082.80	1.86%	9.66
Class Y	1,000.00	1,088.10	0.86%	4.48
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,019.40	1.11%	$5.59
Class C	1,000.00	1,015.61	1.86%	9.35
Class Y	1,000.00	1,020.64	0.86%	4.33
Highland Premier Growth Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,046.50	1.33%	$6.79
Class C	1,000.00	1,042.40	2.08%	10.59
Class Y	1,000.00	1,047.90	1.08%	5.51
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,018.30	1.33%	$6.69
Class C	1,000.00	1,014.56	2.08%	10.45
Class Y	1,000.00	1,019.55	1.08%	5.44

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March 31, 2017	Highland Funds II

	Beginning Account Value 10/01/16	Ending Account Value 03/31/17	Annualized Expense Ratio(1)	Expenses Paid During the Period(1)
Highland Small-Cap Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,125.70	1.38%	$7.31
Class C	1,000.00	1,121.80	2.13%	11.27
Class Y	1,000.00	1,126.80	1.13%	5.99
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,018.05	1.38%	$6.94
Class C	1,000.00	1,014.31	2.13%	10.70
Class Y	1,000.00	1,019.30	1.13%	5.69
Highland Total Return Fund
Actual Fund Return
Class A	$1,000.00	$1,060.20	1.05%	$5.39
Class C	1,000.00	1,055.80	1.80%	9.23
Class Y	1,000.00	1,061.00	0.80%	4.11
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,019.70	1.05%	$5.29
Class C	1,000.00	1,015.96	1.80%	9.05
Class Y	1,000.00	1,020.94	0.80%	4.03
Highland Tax-Exempt Fund
Actual Fund Return
Class A	$1,000.00	$977.30	0.91%	$4.49
Class C	1,000.00	973.60	1.66%	8.17
Class Y	1,000.00	978.70	0.66%	3.26
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,020.39	0.91%	$4.58
Class C	1,000.00	1,016.65	1.66%	8.35
Class Y	1,000.00	1,021.64	0.66%	3.33
Highland Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$998.20	0.90%	$4.48
Class C	1,000.00	994.50	1.65%	8.20
Class Y	1,000.00	999.40	0.65%	3.24
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,020.44	0.90%	$4.53
Class C	1,000.00	1,016.70	1.65%	8.30
Class Y	1,000.00	1,021.69	0.65%	3.28

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the full fiscal year (182/365).

Semi-Annual Report	89

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Sub-Advisers

First Foundation Advisors

18/01 Von Karman Ave., Suite 700

Irvine, CA 92612-0145

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021-2809

Underwriter

Highland Capital Funds Distributor, Inc.

200 Crescent Court, Suite 700

Dallas, TX 75201

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public

Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

This report has been prepared for shareholders of Highland Global Allocation Fund, Highland Premier Growth Equity Fund, Highland Small-Cap Equity Fund, Highland Total Return Fund, Highland Tax-Exempt Fund, and Highland Fixed Income Fund (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s

website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling

1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Funds’ website at www.highlandfunds.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.

90	Semi-Annual Report

Highland Funds

c/o BFDS

30 Dan Road

Canton, MA 02021-2809

Highland Funds II	Semi-Annual Report, March 31, 2017

www.highlandfunds.com	HFII-SAR-03/17

Highland Energy MLP Fund

Semi-Annual Report

March 31, 2017

Highland Energy MLP Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland Energy MLP Fund

Objective

Highland Energy MLP Fund (the “Fund”) seeks to provide investors with current income and capital appreciation.

Net Assets as of March 31, 2017

$35.2 million

Portfolio Data as of March 31, 2017

The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Top 10 Holdings as of 03/31/2017 (%)(1)
Targa Resources Corp. (Common Stocks)	12.0
Energy Transfer Equity LP (Master Limited Partnerships)	11.0
SemGroup Corp., Class A (Common Stocks)	10.3
Enterprise Products Partners LP (Master Limited Partnerships)	9.3
NGL Energy Partners LP (Master Limited Partnerships)	8.4
Energy Transfer Partners LP (Master Limited Partnerships)	7.9
Western Gas Equity Partners LP (Master Limited Partnerships)	7.8
Williams Partners LP (Master Limited Partnerships)	7.5
EnLink Midstream Partners LP (Master Limited Partnerships)	7.1
Tesoro Logistics LP (Master Limited Partnerships)	6.9

(1)	Industries and holdings are calculated as a percentage of total net assets.

Semi-Annual Report	1

FINANCIAL STATEMENTS

March 31, 2017

A guide to understanding the Fund’s financial statements

Investment Portfolio	The Investment Portfolio details all of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and noninvestment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by the Fund and the expenses incurred by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how the Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Fund certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

2	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2017	Highland Energy MLP Fund

Shares		Value ($)

Common Stocks - 42.1%

ENERGY (a) - 42.1%
76,643	EnLink Midstream LLC	1,486,874
68,871	Kinder Morgan, Inc.	1,497,256
55,624	Plains GP Holdings LP, Class A	1,738,806
100,515	SemGroup Corp., Class A	3,618,540
70,660	Targa Resources Corp.	4,232,534
75,723	Williams Cos., Inc. (The)	2,240,644

		14,814,654

	Total Common Stocks (Cost $17,823,837)	14,814,654

Master Limited Partnerships - 93.7%

ENERGY (a) - 93.7%
57,258	Boardwalk Pipeline Partners LP	1,048,394
35,305	Crestwood Equity Partners LP	926,756
196,879	Energy Transfer Equity LP	3,884,423
75,732	Energy Transfer Partners LP	2,765,733
137,018	EnLink Midstream Partners LP	2,507,429
118,758	Enterprise Products Partners LP	3,278,908
64,293	MPLX LP	2,319,691
130,981	NGL Energy Partners LP	2,960,171
11,953	Plains All American Pipeline LP	377,834
31,990	Shell Midstream Partners LP	1,031,038
33,013	Suburban Propane Partners LP	890,030
61,937	Sunoco Logistics Partners LP	1,512,502
67,775	Sunoco LP	1,638,122
44,835	Tesoro Logistics LP	2,442,162
59,258	Western Gas Equity Partners LP	2,731,794
64,391	Williams Partners LP	2,629,085

		32,944,072

	Total Master Limited Partnerships (Cost $36,304,527)	32,944,072

Units

Warrants - 0.0%

ENERGY (a)(b) - 0.0%
1,578,481	Kinder Morgan, Inc., expires 05/25/2017	3,788

	Total Warrants (Cost $3,645,569)	3,788

Total Investments - 135.8%		47,762,514

(Cost $57,773,933)
Other Assets & Liabilities, Net - (35.8)%		(12,598,893)

Net Assets - 100.0%		35,163,621

(a)	All or part of this security is pledged as collateral for the credit facility with Bank of New York Mellon. The market value of the securities pledged as collateral was $47,762,514.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements.	3

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2017 (unaudited)	Highland Energy MLP Fund

($)
Assets
Investments, at value	47,762,514

Total Investments, at value	47,762,514
Cash	569,921
Restricted Cash (Note 3)	286
Receivable for:
Interest	88
Fund shares sold	62,072
Net deferred tax asset (Note 5)	2,207,523
Prepaid expenses and other assets	26,691

Total assets	50,629,095

Liabilities
Notes payable (Note 6)	15,299,245

Payable for:
Fund shares redeemed	29,071
Investment advisory and administration fees (Note 7)	9,703
Distribution and shareholder service fees (Note 7)	713
Transfer agent fees	2,918
Interest expense and commitment fee payable (Note 6)	41,629
Accrued expenses and other liabilities	82,195

Total liabilities	15,465,474

Commitments and Contingencies (Note 7)

Net Assets	35,163,621

Net Assets Consist of:
Par value (Note 1)	6,818
Paid-in capital	65,328,192
Accumulated net investment income (loss), net of income taxes	(3,193,678)
Accumulated net realized loss from investments, net of income taxes	(19,761,144)
Net unrealized appreciation (depreciation) on investments, net of income taxes	(7,216,567)

Net Assets	35,163,621

Investments, at cost	57,773,933

Class A:
Net assets	4,856,650
Shares outstanding ($0.001 par value; unlimited shares authorized)	938,482

Net asset value per share(a)(b)	5.18

Maximum offering price per share(c)	5.50

Class C:
Net assets	4,208,788
Shares outstanding ($0.001 par value; unlimited shares authorized)	815,812

Net asset value and offering price per share(a)	5.16

Class Y:
Net assets	26,098,183
Shares outstanding ($0.001 par value; unlimited shares authorized)	5,063,501

Net asset value, offering and redemption price per share	5.15

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.
(c)	The sales charge is 5.75%. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

4	See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2017 (unaudited)	Highland Energy MLP Fund

($)
Investment Income
Income:
Dividends and distributions	1,662,448
Return of capital (Note 2)	(1,496,203)
Other income	105

Total Income	166,350

Expenses:
Investment advisory (Note 7)	245,724
Administration fees (Note 7)	49,145
Distribution and shareholder service fees: (Note 7)
Class A	6,516
Class C	20,102
Transfer agent fees	8,057
Trustees fees (Note 7)	3,026
Accounting services fees	14,382
Audit and tax preparation fees	56,524
Legal fees	12,841
Registration fees	24,114
Insurance	2,464
Reports to shareholders	13,269
Interest expense and commitment fees-credit agreement (Note 6)	151,724
Other	2,817

Total operating expenses before waiver and reimbursement (Note 7)	610,705
Less: Expenses waived or borne by the adviser and administrator	(243,498)

Net operating expenses	367,207

Net investment loss	(200,857)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Investments	(1,505,342)

Change in unrealized appreciation (depreciation) on:
Investments	4,734,519
Deferred tax expense (Note 5)	149,330

Net realized and unrealized gain (loss) on investments	3,378,507

Total increase in net assets resulting from operations	3,177,650

See accompanying Notes to Financial Statements.	5

STATEMENTS OF CHANGES IN NET ASSETS

Highland Energy MLP Fund

	Six Months Ended March 31, 2017 (unaudited) ($)	Year Ended September 30, 2016 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment loss	(200,857)	(691,599)
Net realized gain (loss) on investments, net of income taxes	(1,505,342)	(17,464,564)
Net increase (decrease) in unrealized appreciation (depreciation) on investments, net of income taxes	4,883,849	11,853,333

Net increase (decrease) from operations	3,177,650	(6,302,830)

Distributions to shareholders from:
Return of Capital
Class A	(240,863)	(645,772)
Class C	(180,312)	(287,791)
Class R*	—	(414)
Class Y	(1,245,341)	(2,299,350)

Total distributions	(1,666,516)	(3,233,327)

Increase (decrease) in net assets from operations and distributions	1,511,134	(9,536,157)

Share transactions:
Proceeds from sale of shares
Class A	1,659,984	2,355,352
Class C	896,382	3,733,065
Class Y	867,662	7,163,672
Value of distributions reinvested
Class A	230,410	533,091
Class C	172,975	262,038
Class R*	—	414
Class Y	1,237,850	2,279,563
Cost of shares redeemed
Class A	(3,092,980)	(4,289,095)
Class C	(875,166)	(2,004,236)
Class R*	—	(14,838)
Class Y	(2,977,780)	(5,773,382)

Net increase (decrease) from shares transactions	(1,880,663)	4,245,644

Total decrease in net assets	(369,529)	(5,290,513)
Net Assets
Beginning of period	35,533,150	40,823,663

End of period	35,163,621	35,533,150

Accumulated net investment loss	(3,193,678)	(1,326,305)

*	Class R Shares liquidated on March 15, 2016.

6	See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS (concluded)

Highland Energy MLP Fund

	Six Months Ended March 31, 2017 (unaudited)	Year Ended September 30, 2016
CAPITAL STOCK ACTIVITY — SHARES

Class A:
Shares sold	325,507	517,928
Issued for distribution reinvested	48,949	117,798
Shares redeemed	(624,544)	(901,374)

Net decrease in fund shares	(250,088)	(265,648)

Class C:
Shares sold	182,765	769,837
Issued for distribution reinvested	36,365	61,094
Shares redeemed	(171,518)	(447,104)

Net increase in fund shares	47,612	383,827

Class R:*
Issued for distribution reinvested	—	93
Shares redeemed	—	(2,932)

Net increase (decrease) in fund shares	—	(2,839)

Class Y:
Shares sold	172,691	1,489,388
Issued for distribution reinvested	263,749	522,223
Shares redeemed	(624,551)	(1,111,285)

Net increase (decrease) in fund shares	(188,111)	900,326

*	Class R Shares liquidated on March 15, 2016.

See accompanying Notes to Financial Statements.	7

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2017 (unaudited)	Highland Energy MLP Fund

($)
Cash Flows Used for Operating Activities:
Net decrease in net assets resulting from operations	3,177,650

Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities Operating Activities:
Purchases of investment securities from unaffiliated issuers	(1,521,259)
Proceeds from disposition investment securities from unaffiliated issues	3,536,259
Proceeds from return of capital distributions	1,496,203
Increase in restricted cash	(105)
Net realized loss on investments	1,505,342
Net change in unrealized appreciation on investments	(4,734,519)
Increase in receivable for net deferred tax asset	(149,330)
Decrease in receivable for dividends and interest	89
Decrease in investment advisory and administration fees receivable	3,614
Increase in prepaid and other assets	(779)
Increase in payables for investment advisory and administration fees	9,703
Increase in payable for distribution and shareholder service fees	14
Decrease in payable to transfer fees	(159)
Decrease in payable for interest expense	(1,102)
Increase in payable for commitment fees	2,443
Decrease in accrued expenses and other liabilities	(575)

Net cash flow provided by operating activities	3,323,489

Cash Flows Used In Financing Activities:
Increase in notes payable	569,423
Distributions paid in cash	(25,281)
Payments on shares redeemed	(6,923,606)
Proceeds from shares sold	3,382,833

Net cash flow used in financing activities	(2,996,631)

Net increase in Cash	326,858

Cash:
Beginning of period	243,063

End of period	569,921

Supplemental disclosure of cash flow information:
Reinvestment of distributions	1,641,235

Cash paid during the period for interest and commitment fees	150,383

Cash paid during the period for taxes	3,275

8	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,				For the Period Ended September 30, 2012(a)
			2016	2015	2014	2013

Net Asset Value, Beginning of Period	$4.94		$6.58	$12.17	$10.32	$10.98	$10.00
Income from Investment Operations:
Net investment income/(loss)(b)	(0.01)		(0.11)	(0.12)	(0.13)	(0.08)	0.01
Net realized and unrealized gain/(loss)	0.49		(1.03)	(4.94)	2.52	1.06	1.02

Total from investment operations	0.48		(1.14)	(5.06)	2.39	0.98	1.03
Less Distributions Declared to Shareholders:
From net investment income	—		—	—	(0.09)	(1.32)	(0.05)
From return of capital	(0.24)		(0.50)	(0.53)	(0.45)	(0.32)	—

Total distributions declared to shareholders	(0.24)		(0.50)	(0.53)	(0.54)	(1.64)	(0.05)
Net Asset Value, End of Period(c)	$5.18		$4.94	$6.58	$12.17	$10.32	$10.98
Total Return(c)(d)	10.25	%(e)	(15.98)%	(43.12)%	23.83%	10.07%	10.31	%(e)
Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$4,857		$5,875	$9,575	$2,758	$38	$11
Gross operating expenses/(benefit)(g)	2.78%		10.23%	(7.83)%	10.60%	26.30%	6.90%
Net investment income/(loss), net of income taxes	(0.42)%		(7.18)%	8.76%	(8.65)%	(0.74)%	0.07%
Portfolio turnover rate	3	%(e)	49%	33%	40%	177%	254	%(e)

(a)	Commenced operations on December 1, 2011.
(b)	Net investment income per share was calculated using average shares outstanding during the period.
(c)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the period have been annualized, unless otherwise indicated.
(g)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2017 (unaudited)	For the Years Ended September 30,				For the Period Ended September 30, 2012
		2016	2015	2014	2013
Gross operating expenses excluding income tax expense/(benefit)	3.65%	4.01%	2.05%	3.02%	20.12%	6.90%
Net operating expenses (net of waiver/reimbursement and excluding income tax expense/(benefit), if applicable)	2.22%	2.18%	1.65%	1.45%	1.24%	2.27%
Interest expense and commitment fees	0.89%	0.79%	0.29%	—	—	—
Dividends and fees on securities sold short	—	—	—	—	—	0.02%

See accompanying Notes to Financial Statements.	9

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,				For the Period Ended September 30, 2012(a)
			2016	2015	2014	2013

Net Asset Value, Beginning of Period	$4.93		$6.56	$12.16	$10.34	$10.96	$10.00
Income from Investment Operations:
Net investment loss(b)	(0.03)		(0.14)	(0.19)	(0.20)	(0.18)	(0.05)
Net realized and unrealized gain/(loss)	0.48		(1.02)	(4.94)	2.52	1.10	1.02

Total from investment operations	0.45		(1.16)	(5.13)	2.32	0.92	0.97
Less Distributions Declared to Shareholders:
From net investment income	—		—	—	(0.08)	(1.22)	(0.01)
From return of capital	(0.22)		(0.47)	(0.47)	(0.42)	(0.32)	—

Total distributions declared to shareholders	(0.22)		(0.47)	(0.47)	(0.50)	(1.54)	(0.01)
Net Asset Value, End of Period(c)	$5.16		$4.93	$6.56	$12.16	$10.34	$10.96
Total Return(c)(d)	9.65	%(e)	(16.49)%	(43.55)%	23.02%	9.42%	9.69	%(e)
Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$4,209		$3,788	$2,523	$491	$20	$11
Gross operating expenses/(benefit)(g)	3.53%		10.98%	(7.08)%	11.27%	26.79%	7.55%
Net investment income/(loss)	(1.14)%		(7.93)%	8.02%	(9.24)%	(1.68)%	(0.58)%
Portfolio turnover rate	3	%(e)	49%	33%	40%	177%	254	%(e)

(a)	Commenced operations on December 1, 2011.
(b)	Net investment income per share was calculated using average shares outstanding during the period.
(c)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the period have been annualized, unless otherwise indicated.
(g)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2017 (unaudited)	For the Years Ended September 30,				For the Period Ended September 30, 2012
		2016	2015	2014	2013
Gross operating expenses excluding income tax expense/(benefit)	4.40%	4.76%	2.80%	3.69%	20.61%	7.55%
Net operating expenses (net of waiver/reimbursement and excluding income tax expense/(benefit), if applicable)	2.98%	2.93%	2.40%	2.10%	2.17%	2.92%
Interest expense and commitment fees	0.88%	0.79%	0.29%	—	—	—
Dividends and fees on securities sold short	—	—	—	—	—	0.02%

10	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2017 (unaudited)		For the Years Ended September 30,				For the Period Ended September 30, 2012(a)
			2016	2015	2014	2013

Net Asset Value, Beginning of Period	$4.93		$6.60	$12.21	$10.34	$10.99	$10.00
Income from Investment Operations:
Net investment income/(loss)(b)	—		(0.10)	(0.09)	(0.08)	(0.07)	0.04
Net realized and unrealized gain/(loss)	0.47		(1.06)	(4.97)	2.52	1.11	1.02

Total from investment operations	0.47		(1.16)	(5.06)	2.44	1.04	1.06
Less Distributions Declared to Shareholders:
From net investment income	—		—	—	(0.09)	(1.37)	(0.07)
From return of capital	(0.25)		(0.51)	(0.55)	(0.48)	(0.32)	—

Total distributions declared to shareholders	(0.25)		(0.51)	(0.55)	(0.57)	(1.69)	(0.07)
Net Asset Value, End of Period(c)	$5.15		$4.93	$6.60	$12.21	$10.34	$10.99
Total Return(c)(d)	10.01	%(e)	(16.14)%	(43.01)%	24.25%	10.62%	10.63	%(e)
Ratios to Average Net Assets(f)/Supplemental Data:
Net assets, end of period (in 000’s)	$26,098		$25,870	$28,707	$29,741	$3,392	$4,193
Gross operating expenses/(benefit)(g)	2.53%		9.98%	(8.08)%	10.26%	17.43%	6.55%
Net investment income/(loss), net of income taxes	(0.14)%		(6.93)%	9.01%	(8.68)%	(0.71)%	0.42%
Portfolio turnover rate	3	%(e)	49%	33%	40%	177%	254	%(e)

(a)	Commenced operations on December 1, 2011.
(b)	Net investment income per share was calculated using average shares outstanding during the period.
(c)	The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.
(d)	Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	All ratios for the period have been annualized, unless otherwise indicated.
(g)	Supplemental expense ratios are shown below:

	For the Six Months Ended March 31, 2017 (unaudited)	For the Years Ended September 30,				For the Period Ended September 30, 2012
		2016	2015	2014	2013
Gross operating expenses excluding income tax expense/(benefit)	3.40%	3.76%	1.80%	2.68%	11.25%	6.55%
Net operating expenses (net of waiver/reimbursement and excluding income tax expense/(benefit), if applicable)	1.98%	1.93%	1.40%	1.10%	1.20%	1.92%
Interest expense and commitment fees	0.88%	0.79%	0.29%	—	—	—
Dividends and fees on securities sold short	—	—	—	—	—	0.02%

See accompanying Notes to Financial Statements.	11

NOTES TO FINANCIAL STATEMENTS (unaudited)

March 31, 2017	Highland Energy MLP Fund

Note 1. Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises seven portfolios (the “Funds”) that are currently being offered, including the Highland Energy MLP Fund (the “Fund”). The six other portfolios are reported separately from the Fund.

Fund Shares

The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). The Fund currently offers the following three share classes to investors, Class A, Class C and Class Y Shares. The Fund previously offered Class R shares to investors, but this share class was liquidated March 15, 2016.

Class A Shares are sold with a front-end sales charge. Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is 5.75%.

There is no front-end sales charge imposed on individual purchases of Class A Shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Fund’s prospectus. Purchases of $1 million or more of Class A Shares at net asset value (“NAV”) pursuant to a sales charge waiver are subject to a 0.50% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase.

Class C Shares may be subject to a CDSC. The maximum CDSC imposed on redemptions of Class C Shares is 1.00% within the first year of purchase and 0.00% thereafter.

No front-end or CDSCs are assessed by the Trust with respect to Class Y Shares of the Fund.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates

The Fund is an investment company that applies the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Determination of Class Net Asset Values

The Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among the Fund’s respective share classes based upon the relative net assets of each share class. Expenses of the Trust, other than those incurred by a specific Fund, are allocated pro rata among the Funds and their share classes. Certain class specific expenses (such as distribution and shareholder service fees) are allocated to the class that incurs such expense.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to generally have the capability to provide appropriate pricing services and to have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors

12	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Energy MLP Fund

reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2017, the Fund’s investments consisted of common stocks, master limited partnerships and warrants. If applicable, the fair values of the Fund’s common stocks, master limited partnerships and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Semi-Annual Report	13

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Energy MLP Fund

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of March 31, 2017 is as follows:

	Total value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Energy MLP Fund
Assets
Common Stocks(1)	$14,814,654	$14,814,654	$—	$—
Master Limited Partnerships(1)	32,944,072	32,944,072	—	—
Warrants(1)	3,788	3,788	—	—

Total	$47,762,514	$47,762,514	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of identified cost for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after the ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

Partnership Accounting Policy

The Fund records its pro rata share of the income (loss) and capital gains (losses) allocated from the underlying partnerships, determines the amount of distributions received from underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations as “Dividends and distributions” and “Return of capital.”

U.S. Federal Income Tax Status

The Fund will be taxable as a regular corporation, or a “C” corporation, for U.S. federal income tax purposes, and thus will pay entity-level taxes as described below. Prior to the Fund’s taxable year ending September 30, 2013, the Fund elected to be treated and qualified annually as a regulated investment company (“RIC”) accorded special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”).

Income Taxes

Since implementing the Fund’s revised strategy to concentrate in MLP investments, the Fund is no longer eligible for treatment as a regulated investment company under the Code. Accordingly, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. As a result, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. The Fund’s MLP investments operate in various state and local jurisdictions.

The Fund invests its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund includes its allocable share of the MLP’s taxable income in computing its own taxable income. Deferred income taxes reflect (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and (iii) the net tax benefit of accumulated net operating and capital losses.

14	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Energy MLP Fund

In calculating the Fund’s daily NAV, the Fund will account for its deferred tax liability and/or asset balances. The Fund will accrue, in accordance with GAAP, a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of a portfolio security, the Fund may be liable for previously deferred taxes. If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income tax purposes, which will result in corporate income taxes imposed on the Fund.

The Fund also will accrue, in accordance with GAAP, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses, capital loss carryforwards and unrealized losses. To the extent the Fund has a net deferred tax asset balance, the Fund may record a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance. The Fund intends to assess whether a valuation allowance is required to offset some or all of any deferred tax asset balance in connection with the calculation of the Fund’s daily NAV; however, to the extent the final valuation allowance differs from the estimates of the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV. In the assessment for a valuation allowance, consideration is given to all positive and negative evidence related to the realization of the deferred tax asset. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are highly dependent on future cash distributions from the Fund’s MLP holdings), the duration of statutory carryforward periods and the associated risk that operating and capital loss carryforwards may expire unused. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balance as new information becomes available. Such modifications, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating and capital losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material. As of March 31, 2017, the valuation allowance amounted to $9,361,678.

For all open tax years and for all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund may rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to the MLP units held in the portfolio and to estimate the associated deferred tax assets or liabilities. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund modifies its estimates or assumptions regarding the deferred tax assets or liabilities.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. The Fund’s federal and state tax returns for the years for which the applicable statues of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Return of Capital Estimates

Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended March 31, 2017 the Fund estimated that approximately 90% of the MLP distributions received would be treated as a return of capital. The Fund recorded as return of capital the amount of $1,496,203 of dividends and distributions received from its investments.

Distributions to Shareholders

The Fund intends to make quarterly cash distributions of all or substantially all cash distributions the Fund receives from MLP investments, after allowance for any fund-level taxes to its shareholders. Due to the tax treatment of the Fund’s allocations and distributions from MLPs, the Investment Adviser expects that a significant portion of the Fund’s distributions to shareholders will typically be treated as a return of capital in the hands of shareholders for U.S. federal income tax purposes (i.e., as distributions in excess of the Fund’s current and accumulated earnings and profits as described below). However, no assurance

Semi-Annual Report	15

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Energy MLP Fund

can be given in this regard; just as the Fund’s corporate income tax liability can fluctuate materially from year to year, the extent to which the Fund is able to make return- of-capital distributions also can vary materially from year to year depending on a number of different factors, including the composition of the Fund’s portfolio (i.e., as between MLP equity securities and other investments, the level of allocations of net income and other tax items to the Fund from its underlying MLP investments during a particular taxable year, the length of time the Fund has owned the MLP equity securities in its portfolio, and the extent to which the Fund disposes of MLP equity securities during a particular year, including, if necessary, to meet Fund shareholder redemption requests.

In general, a distribution will constitute a return of capital to a shareholder, rather than a dividend, to the extent such distribution exceeds the Fund’s current and accumulated earnings and profits. The portion of any distribution treated as a return of capital will constitute a tax-free return of capital to the extent of the shareholder’s basis in the Fund shares and thereafter generally will be taxable to the shareholder as capital gain. Any such distribution, in turn, will result in a reduction in a shareholder’s basis in the Fund’s shares (but not below zero) to the extent of the return of capital and in the shareholder’s recognizing more gain or less loss (that is, will result in an increase of a shareholder’s tax liability) when the shareholder later sells shares of the Fund. To permit the Fund to maintain a more stable distribution rate, the Fund may distribute less or more than the entire amount of cash it receives from its investments in a particular period. Any undistributed cash would be available to supplement future distributions, and until distributed would add to the Fund’s NAV. Correspondingly, such amounts, once distributed, reduce the Fund’s NAV. In addition, in the discretion of the Fund, the Fund may determine not to make distributions at one or more times during the year, including by reason of potential adverse tax consequences to shareholders.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Master Limited Partnerships

Master Limited Partnerships, commonly referred to as “MLPs,” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs treated as partnerships under the Code, and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines), of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Other Fee Income

Fee income may consist of origination/closing fees, amendment fees, administrative agent fees, transaction break-up fees and other miscellaneous fees. Origination fees, amendment fees, and other similar fees are nonrecurring fee sources. Such fees are received on a transaction by transaction basis and do not constitute a regular stream of income and are recognized when incurred.

Note 3. Derivative Transactions

The Fund is subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing its investment objectives. The Fund enters into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to

16	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Energy MLP Fund

anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Options

The Fund may utilize options on securities or indices to varying degrees as part of its principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Fund may hold options, write option contracts, or both.

If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or a capital loss if the cost of the closing option is more than the premium received from writing the option. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened or a capital loss if the premium received from a sale is less than the original premium paid. The Fund did not have any transactions in written options for the six months ended March 31, 2017.

Cash held as collateral is classified as restricted cash on the Statement of Assets and Liabilities. Restricted cash in the amount of $286 was held with the broker.

Additional Derivative Information

The Fund follows authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose; a) how and why an entity uses derivative instruments; b) how derivative instruments and related hedged items are accounted for; c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows; and d) how the netting of derivatives subject to master netting arrangements (if applicable) affects the net exposure of the Fund related to the derivatives.

For the six months ended March 31, 2017, the Fund did not have any transactions in derivatives.

Note 4. Securities Lending

The Fund may make secured loans of its portfolio securities amounting to not more than 30% of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Fund’s securities lending policy, securities loans are made to borrowers pursuant to agreements requiring that loans be continuously secured by collateral in cash (U.S. and foreign currency), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, sovereign debt, convertible bonds, irrevocable bank letters of credit or such other collateral as may be agreed on by the parties to a securities lending arrangement, initially with a value of 102% or 105% of the market value of the loaned securities and thereafter maintained at a value of 100% of the market value of the loaned securities. Collateral must be valued daily by the Custodian and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. If the collateral consists of non-cash collateral, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, State Street will reinvest the cash. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund will recall the loaned securities upon reasonable notice in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund also may call such loans in order to sell the securities involved.

Securities lending transactions are entered into pursuant to Securities Loan Agreements (“SLA”), which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on

Semi-Annual Report	17

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Energy MLP Fund

or prohibitions against such a right of offset in the event of a SLA counterparty’s bankruptcy or insolvency. Under the SLA, the Fund can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Fund benefits from a borrower default indemnity provided by State Street Bank and Trust Company (“State Street”). State Street’s indemnity generally provides for replacement of securities lent or the approximate value thereof. During the six months ended March 31, 2017, the Fund did not participate in securities lending.

Note 5. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) differences with respect to the treatment of investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, dividends deemed paid upon shareholder redemption of Fund shares and tax attributes from Fund reorganizations. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The Fund’s income tax provision consists of the following:

	Current	Deferred	Total
Federal Tax (Expense) / Benefit	$—	$(140,918)	$(140,918)
State Tax (Expense)/ Benefit	—	(8,412)	(8,412)
Total Tax (Expense)/ Benefit	$—	$(149,330)	$(149,330)

Deferred income taxes reflect (i) taxes on unrealized gains/ (losses), which are attributable to the difference between fair market value and tax basis; (ii) the net tax effects of temporary differences between the carrying amounts of assets and liability for financial reporting purposes and the amounts used for income tax purposes; and (iii) the net tax benefit of net operating losses.

Total income taxes were different from the amount computed by applying the federal statutory income tax rate of 34.00% to the net investment loss and realized and unrealized gains (losses) on investments before taxes for the period ended March 31, 2017 as follows:

2017
Tax at U.S. federal statutory income tax rate	34.000%
State income taxes, net of federal benefit	2.030%
Dividends received deduction	(3.387)%
Return to provision	0.000%
Change in valuation allowance	(37.371)%
Other	(0.202)%
Effective Income Tax Rate	(4.930)%

For the period ended March 31, 2017, the Fund’s effective tax rate of (4.930)% was less than the combined federal and state tax rate of 36.03% due in large part to the change in valuation allowance.

As of March 31, 2017, significant components of the Fund’s net deferred tax assets were as follows:

Total
Deferred Tax Assets:
Net unrealized losses (gains) on investments	$3,538,499 (1)
Net operating loss carryforward	2,598,862
Capital loss carryforward	7,185,583

Total deferred tax assets	13,322,944

Valuation allowance	(9,361,678)

Total DTA, net of valuation allowance	3,961,266

Deferred Tax Liability: Unrealized Ordinary Income	(1,753,743)

Total DTA, net of Deferred Tax Liability	$2,207,523

(1)	$2,792,794 pertains to unrealized losses (gains) on corporate investments.

As of March 31, 2017, the Fund has tax attributes that carry forward for varying periods. The Fund’s federal net operating loss carryforward of $7,213,116 predominately originated during 2015 - 2017. The net operating loss carryforward generally can be carried back two years or forward twenty years to reduce the Fund’s net income realized during those other years. The Fund’s capital loss carryforwards of $19,943,514 originated in 2015 - 2017. The net capital loss generally can be carried back three years and forward five years to offset any capital gains realized during those other years. The Fund has recorded a partial valuation allowance in connection with federal and state net operating loss carryforwards carryforwards (as discussed below) and a full valuation in connection with the capital loss carryforwards. The Fund Management believes it is more likely than not that the tax benefits will not be recognized for the valuation allowance established. In the event a capital loss

18	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Energy MLP Fund

carryover or net operating loss carryover cannot be utilized in the carryover periods, the Fund’s U.S. federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.

The Fund periodically reviews the recoverability of its deferred tax assets based on the weight of available evidence and the criteria for whether it is more likely than not that the asset would be utilized under ASC 740. In analyzing the potential need for a valuation allowance, the Fund considered the fact that it has incurred a cumulative loss over the three-year period ended March 31, 2017.

The balance of the deferred tax asset, net of valuation allowance, is made up of two components. The first is the tax effected unrealized losses on the Fund’s investments in C-corporations. When assessing the recoverability of its deferred tax asset, significant weight was given to the Fund’s forecast of future taxable income, which is based principally on the expected continuation of MLP cash distributions at or near current levels. Due to the tax treatment of the Fund’s partnership investments, Management has been able to forecast future taxable income of the appropriate character from those investments. This expected taxable income is more likely than not sufficient to realize the benefit of a portion of the unrealized losses of the investments in C-corporations. Recovery of this portion of the deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. The second component represents net operating losses which are offset by the unrealized ordinary income under Section 751 of the Code that is measurable for the Fund’s open partnership investments. This amount is reflected as a deferred tax liability in the above table.

The Fund will review its financial forecasts in relation to actual results and expected trends on an ongoing basis. Unexpected significant decreases in MLP cash distributions or significant further declines in the fair value of its portfolio of investments may change the Fund’s assessment regarding the recoverability of the balance of the deferred tax asset and would likely result in additional valuation allowance. If additional valuation allowance is required to reduce the balance of the deferred tax asset in the future, it could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.

The tax character of distributions paid during the period/year ended March 31, 2017 and September 30, 2016 was as follows:

Year	Return of Capital	Earnings & Profit
2017	$1,666,516	$—
2016	3,233,327	—

Unrealized appreciation and depreciation as of March 31, 2017, based on cost of investments for U.S. federal income tax purposes is:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation Before Tax	Net Appreciation/ (Depreciation After Tax	Cost
$715,309	$(10,578,224)	$(9,862,915)	$(6,309,339)	$52,757,932

Note 6. Credit Agreement

On March 2, 2016 the Fund entered into a Master Margin Loan Agreement (the “Agreement”) with The Bank of New York Mellon that expires on February 28, 2018. Interest is charged to the Fund based on its borrowings at a rate equal to LIBOR plus 1.10%. In addition, the Fund pays a commitment fee of 0.40% on the undrawn amount. Included in the Statement of Operations is $151,724 of interest expense and commitment fees. As of March 31, 2017, the Fund had an outstanding balance of $15,299,245 under the Agreement. The fair value of the outstanding debt under the Agreement was estimated to be $15,421,682, and would be categorized as Level 3 within the fair value hierarchy. The fair value was estimated based on discounting the cash flows owed using a discount rate of 0.50% over the 11 month risk free rate. For the period ended March 31, 2017, the Fund’s average daily note balance was $14,901,868, at a weighted average interest rate of 1.77% for the days outstanding.

Note 7. Transactions with Affiliates & Expenses Incurred by the Fund Investment Advisory and Administration Fees

For its investment advisory and administrative services, the Fund pays the Investment Adviser a monthly fee, computed and accrued daily, based on an annual rate of the Fund’s Average Daily Managed Assets. Average Daily Managed Assets of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage). The Fund’s contractual advisory fee with the Investment Adviser for the period ended March 31, 2017 was 1.00%.

Expense Limits and Fee Reimbursements

The Investment Adviser has contractually agreed to limit the total annual operating expenses of the Fund (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the 1940 Act, taxes, such as deferred tax expenses, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to 1.10% of average

Semi-Annual Report	19

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Energy MLP Fund

daily net assets attributable to any class of the Fund (the “Expense Cap”). The Expense Cap will continue through at least January 31, 2018, and may not be terminated prior to this date without the action or consent of the Board.

Under the Expense Cap, the Investment Adviser may recoup waived and/or reimbursed amounts with respect to a Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund’s total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/reimbursement. On March 31, 2017, the amount subject to possible future recoupment under the Fund’s expense limitation agreement is $75,437 expiring during the fiscal year ended September 30, 2017, $101,941 expiring during the fiscal year ended September 30, 2018, $458,560 expiring during the fiscal year ended September 30, 2019, and $196,810 expiring during the fiscal year ended September 30, 2020.

The Investment Adviser provides administrative services for a monthly administration fee, computed and accrued daily, at an annual rate of 0.20% of the Fund’s Average Daily Managed Assets. During the period ended March 31, 2017, the Investment Adviser waived $46,688 in administrative fees for the Fund. This administration fee waiver is voluntary and is subject to termination at any time by the Investment Adviser without notice.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex overseen by such Trustee based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser or its affiliated advisers and NexPoint Capital, Inc., a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act as of the date of this report. Although the Fund believes that Mr. Powell is technically no longer an “interested person” of the Fund, in light of his previous employment and the possibility that he may provide consulting services to the Investment Adviser and affiliates of the Investment Adviser, it is possible that the SEC might in the future determine Mr. Powell to be an “interested person” of the Fund. Therefore, the Fund treats Mr. Powell as an “interested person” of the Fund for all purposes other than compensation and the Trust’s Code of Ethics (Mr. Powell will be compensated at the same rate as the Independent Trustees) from December 16, 2015 until December 4, 2017 (the second anniversary of his resignation).

The Fund pays no compensation to its officers, all of whom are employees of the Investment Adviser or one of its affiliates.

Distribution and Shareholder Service Fees

The Fund has a distribution and shareholder service plan (the “Plan”) pursuant to Rule12b-1 under the 1940 Act. The Plan requires the payment of a monthly service fee to Highland Capital Funds Distributor, Inc. (the “Underwriter”) at an annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. In addition, the Plan also requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.10% of the average daily net assets attributable to Class A shares. The Fund is not currently authorized by the Board to charge such fees but may charge such a fee at any time and may do so without shareholder approval. The Plan also requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.75% of the average daily net assets attributable to Class C shares. Currently Class Y shares are not subject to a 12b-1 fee.

The Underwriter received $1,861 of front end sales charges from the sale of Class A shares and $334 in contingent deferred sales charges from the redemption of Class C shares of the Fund during the period ended March 31, 2017.

Indemnification

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated.

Note 8. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Fund are described below in alphabetical order:

Counterparty Risk

Counterparty risk is the potential loss the Fund may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty risk is measured as the loss the Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because the Fund may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the

20	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2017	Highland Energy MLP Fund

Funds may be exposed to the credit risk of its counterparties. To limit the counterparty risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Industry Concentration Risk

The Fund may be particularly susceptible to economic, political or regulatory events affecting those industries in which the Fund focuses its investments. Because the Fund normally invests at least 80% of the value of its assets in MLP investments, the Fund’s performance largely depends on the overall condition of these industries and the Fund is susceptible to economic, political and regulatory risks or other occurrences associated with these industries.

Leverage Risk

The Fund may use leverage for investment purposes to create opportunities for greater total returns. Any investment income or gains earned with respect to the amounts borrowed that are in excess of the interest that is due on the borrowing will augment the Fund’s income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s shares may decrease more quickly than would otherwise be the case. Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for payment to Fund shareholders.

MLP Risk

The Fund intends to invest substantially in MLP units. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by a MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. Investments in MLP units also present special tax risks.

Note 9. Investment Transactions Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities for the six months ended March 31, 2017, were as follows:

Other Securities
Purchases	Sales
$1,521,259	$3,536,246

Note 10. Significant Shareholders

The number of shareholders each owning 5% or more of the Fund is listed below. The total percentage of the Fund held by such shareholders as well as percentage of the Fund held by certain directly and indirectly wholly-owned subsidiaries of the Investment Adviser and their affiliates (“Highland Affiliates”) at March 31, 2017 were:

Number	% of Fund Held
2	65.33%

Investment activities of these shareholders, including redemptions, could have a material impact on the Fund and remaining shareholders.

Note 11. New Accounting Pronouncements

In January 2016, the FASB issued Accounting Standards Update 2016-01, Financial Instruments (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities. The amendments in this update makes improvements to the requirements for accounting for equity investments and simplifying the impairment assessment of equity investments. For public entities this update will be effective for fiscal years beginning after December 15, 2017. For all other entities, this update will be effective for fiscal years beginning after December 31, 2018, and for interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

In March 2016, the FASB issued Accounting Standards Update 2016-06, Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments. The amendments in this update clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. For public entities this update will be effective for interim periods and fiscal years beginning after December 15, 2016. For all other entities, this update will be effective for fiscal years beginning after December 31, 2017, and for interim periods within fiscal years beginning after December 15, 2018. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

Semi-Annual Report	21

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

March 31, 2017	Highland Energy MLP Fund

In August, 2016, the FASB issued Accounting Standards Update 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Receipts and Cash Payments. The amendments in this update address eight specific issues, where there has been diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows under Topic 230. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Investment Adviser is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

In November, 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this update require the statement of cash flows explain the change during the period in the total of cash, cash equivalents. Amounts generally described as restricted cash or restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

In December 2016, the FASB issued Accounting Standards Update 2016-19, Technical Corrections and Improvements. The amendments in this update include an amendment to FASB ASC Topic 820, Fair Value Measurement and Disclosures to clarify the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. For public entities, this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. For all other entities, this update is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20). The amendments in this update shorten the amortization period for certain callable debt securities held at premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. For public entities this update will be effective for fiscal years beginning after December 15, 2018, and for interim periods within those fiscal years. The Investment Adviser is currently evaluating the impact of this new guidance on the Fund’s financial statements.

Note 12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event.

Highland-First Foundation Income Fund, a new series of the Trust, was declared effective on April 3, 2017 and is not currently offered for sale.

22	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited)

March 31, 2017	Highland Energy MLP Fund

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) and service fees; and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period October 1, 2016 through March 31, 2017, unless otherwise indicated.

This table illustrates your Fund’s costs in two ways:

Actual Expenses: The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/01/16	Ending Account Value 03/31/17	Annualized Expense Ratio(1)	Expenses Paid During the Period(1)
Highland Energy MLP Fund
Actual Fund Return
Class A	$1,000.00	$1,102.50	1.37%	$7.18
Class C	1,000.00	1,096.50	2.11%	11.03
Class Y	1,000.00	1,100.10	1.11%	5.81
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,018.10	1.37%	$6.89
Class C	1,000.00	1,014.41	2.11%	10.60
Class Y	1,000.00	1,019.40	1.11%	5.59

(1)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the full fiscal year (182/365).

Semi-Annual Report	23

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021-2809

Underwriter

Highland Capital Funds Distributor, Inc.

200 Crescent Court, Suite 700

Dallas, TX 75201

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

This report has been prepared for shareholders of Highland Energy MLP Fund. The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s

website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling

1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Fund’s website at www.highlandfunds.com.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available upon request without charge by calling 1-877-665-1287.

24	Semi-Annual Report

Highland Funds

c/o BFDS

30 Dan Road

Canton, MA 02021-2809

Highland Energy MLP Fund	Semi-Annual Report, March 31, 2017

www.highlandfunds.com	HFII-MLP-SAR-03/17

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Semi-Annual Reports filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to Highland Funds II’s (the “Registrant”) Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS II

By (Signature and Title):	/s/ J. Bradley Ross
J. Bradley Ross
President and Principal Executive Officer

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ J. Bradley Ross
J. Bradley Ross
President and Principal Executive Officer

Date: May 26, 2017

By (Signature and Title):	/s/ Brian Mitts
Brian Mitts
Secretary, Principal Financial Officer and Principal Accounting Officer

Date: May 26, 2017